BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
October 31, 2020
Security
Shares
Shares Value
Common Stocks — 0.0%
United States — 0.0%
Avaya Holdings Corp.
(a)
.......... 15 $ 258
Total Common Stocks — 0.0%
(Cost: $208) ................................... 258
Par (000)
Pa r (000)
Foreign Government Obligations — 4.6%
Australia — 1.1%
Commonwealth of Australia:
1.25%, 02/21/22 ............ AUD 540 389,571
3.00%, 09/20/25 ............ 646 540,122
0.75%, 11/21/27 ............ 381 294,396
2.50%, 09/20/30 ............ 451 415,739
2.00%, 08/21/35 ............ 327 310,965
1.25%, 08/21/40 ............ 269 241,183
1.00%, 02/21/50 ............ 269 244,155
2,436,131
Canada — 1.4%
Canadian Government Bond:
6.98%, 12/01/21 ............ CAD 384 302,564
6.61%, 12/01/26 ............ 373 368,205
4.00%, 12/01/31 ............ 396 451,948
3.98%, 12/01/36 ............ 355 415,176
2.46%, 12/01/41 ............ 368 410,171
1.77%, 12/01/44 ............ 416 442,723
1.38%, 12/01/47 ............ 390 413,046
0.53%, 12/01/50 ............ 331 304,505
3,108,338
France — 0.8%
French Republic:
1.25%, 07/25/22 ............ EUR 132 160,114
2.40%, 07/25/23
(b)
........... 163 204,236
0.27%, 07/25/24 ............ 111 136,997
0.10%, 03/01/25 ............ 93 112,696
0.10%, 03/01/26
(b)
........... 21 26,201
2.07%, 07/25/27 ............ 183 259,346
0.10%, 03/01/28 ............ 77 96,812
0.10%, 03/01/29 ............ 54 69,600
4.43%, 07/25/29 ............ 71 115,701
0.74%, 07/25/30
(b)
........... 103 144,048
4.07%, 07/25/32 ............ 28 51,036
4.08%, 07/25/32 ............ 82 148,468
0.10%, 03/01/36
(b)
........... 22 29,673
0.10%, 07/25/36
(b)
........... 42 58,845
2.16%, 07/25/40
(b)
........... 97 181,933
0.10%, 07/25/47
(b)
........... 73 112,285
1,907,991
Germany — 0.2%
Federal Republic of Germany:
0.11%, 04/15/23 ............ 116 137,929
0.10%, 04/15/26 ............ 120 150,515
0.53%, 04/15/30 ............ 129 178,714
0.11%, 04/15/46 ............ 69 116,133
583,291
United Kingdom — 1.1%
U.K. Treasury Inflation Linked Bonds:
1.88%, 11/22/22 ............ GBP 70 99,942
Security
Par (000)
Par (000) Value
United Kingdom (continued)
0.13%, 03/22/24 ............ GBP 39 $ 55,634
2.50%, 07/17/24 ............ 36 55,788
0.13%, 03/22/26 ............ 43 66,164
1.25%, 11/22/27 ............ 50 86,519
0.13%, 08/10/28 ............ 35 57,257
0.13%, 03/22/29 ............ 59 99,608
4.13%, 07/22/30 ............ 24 54,930
1.25%, 11/22/32 ............ 41 84,266
0.75%, 03/22/34 ............ 47 95,549
2.00%, 01/26/35 ............ 47 110,353
0.13%, 11/22/36 ............ 32 63,970
1.13%, 11/22/37 ............ 41 96,075
0.63%, 03/22/40 ............ 45 103,225
0.13%, 08/10/41 ............ 29 64,490
0.63%, 11/22/42 ............ 47 114,910
0.13%, 03/22/44 ............ 51 116,559
0.13%, 03/22/46 ............ 38 89,333
0.75%, 11/22/47 ............ 35 98,090
0.13%, 08/10/48 ............ 26 63,900
0.50%, 03/22/50 ............ 44 121,958
0.25%, 03/22/52 ............ 39 106,381
1.25%, 11/22/55 ............ 38 138,806
0.13%, 11/22/56 ............ 14 42,030
0.13%, 03/22/58 ............ 32 96,167
0.38%, 03/22/62 ............ 37 128,537
0.13%, 11/22/65 ............ 20 71,683
0.13%, 03/22/68 ............ 36 137,742
2,519,866
Total Foreign Government Obligations — 4.6%
(Cost: $9,867,994) .............................. 10,555,617
U.S. Treasury Obligations — 4.5%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27 ..... USD 396 468,202
2.00%, 01/15/26 ............ 216 252,342
1.75%, 01/15/28 ............ 109 131,626
3.63%, 04/15/28 ............ 153 206,949
2.50%, 01/15/29 ............ 97 125,079
3.88%, 04/15/29 ............ 174 247,092
3.38%, 04/15/32 ............ 48 72,530
2.13%, 02/15/40 - 02/15/41 ..... 297 451,696
0.75%, 02/15/42 - 02/15/45 ..... 331 410,878
0.63%, 02/15/43 ............ 166 200,837
1.38%, 02/15/44 ............ 164 229,179
1.00%, 02/15/46 - 02/15/49 ..... 370 495,696
0.88%, 02/15/47 ............ 128 166,633
0.25%, 02/15/50 ............ 100 114,880
U.S. Treasury Inflation Linked Notes:
0.13%, 01/15/22 - 07/15/30 ..... 2,507 2,628,902
0.63%, 04/15/23 - 01/15/26 ..... 958 1,015,087
0.38%, 07/15/23 - 07/15/27 ..... 1,290 1,387,852
0.50%, 04/15/24 - 01/15/28 ..... 419 455,542
0.25%, 01/15/25 - 07/15/29 ..... 537 582,340
0.75%, 07/15/28 ............ 214 244,454
0.88%, 01/15/29 ............ 210 241,999
Total U.S. Treasury Obligations — 4.5%
(Cost: $9,631,081) .............................. 10,129,795
Total Long-Term Investments — 9.1%
(Cost: $19,499,283) .............................. 20,685,670

BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Short-Term Securities — 68.1%
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(c)*
..... 6,188,713 $ 6,188,713
Total Money Market Funds — 2.7%
(Cost: $6,188,713) .............................. 6,188,713
Par (000)
Pa r (000)
U.S. Treasury Obligations — 65.4%
U.S. Treasury Bills
(d)
:
0.13%, 08/12/21 ............ USD 35,000 34,971,110
0.14%, 07/15/21 ............ 50,000 49,962,813
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.14%, 04/22/21 ............ USD 25,000 $ 24,987,907
0.18%, 05/20/21 ............ 38,000 37,978,469
Total U.S. Treasury Obligations — 65.4%
(Cost: $147,861,947) ............................. 147,900,299
Total Short-Term Securities — 68.1%
(Cost: $154,050,660) ............................. 154,089,012
Total Options Purchased — 0.1%
(Cost: $82,770) ................................ 115,178
Total Investments — 77.3%
(Cost: $173,632,713) ............................. 174,889,860
Other Assets Less Liabilities — 22.7% .................. 51,342,078
Net Assets — 100.0% .............................. $ 226,231,938
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/20
Shares
Held at
10/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 50,698,955 $ — $ (44,510,242) $ — $ — $ 6,188,713 6,188,713 $ 1,384 $ —
(a)
Represents net amount purchased (sold).

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
AEX Index .............................................................. 86 11/20/20 $ 10,667 $ (527,785)
Hang Seng China Enterprises Index ............................................. 174 11/27/20 10,982 (201,492)
Hang Seng Index .......................................................... 80 11/27/20 12,464 (244,874)
RBOB Gasoline
(a)
......................................................... 152 11/30/20 6,590 (806,968)
TOPIX Index ............................................................. 29 12/10/20 4,357 (94,687)
Australia 10 Year Bond ...................................................... 1,140 12/15/20 119,807 1,065,416
S&P/TSX 60 Index ......................................................... 40 12/17/20 5,557 (168,015)
FTSE/MIB Index .......................................................... 58 12/18/20 6,046 (287,307)
S&P 500 E-Mini Index ...................................................... 68 12/18/20 11,100 (500,919)
U.S. Treasury 10 Year Note ................................................... 561 12/21/20 77,541 (407,278)
100 oz Gold
(a)
............................................................ 39 12/29/20 7,332 (56,995)
Long Gilt ............................................................... 420 12/29/20 73,825 (228,905)
Silver
(a)
................................................................ 67 12/29/20 7,921 (734,169)
(3,193,978)
Short Contracts
CAC 40 10 Euro Index ...................................................... 147 11/20/20 7,858 351,363
IBEX 35 Index ............................................................ 50 11/20/20 3,749 198,110
OMXS30 Index ........................................................... 1 11/20/20 19 1,266
WTI Crude Oil
(a)
........................................................... 32 11/20/20 1,145 30,158
Natural Gas
(a)
............................................................ 61 11/25/20 2,046 (41,945)
SGX NIFTY 50 Index ....................................................... 744 11/26/20 17,313 302,971
Brent Crude Oil
(a)
.......................................................... 20 11/30/20 759 14,221
Euro-Bund .............................................................. 335 12/08/20 68,726 (1,283,820)
Low Sulphur Gasoil
(a)
....................................................... 144 12/10/20 4,421 309,337
SPI 200 Index ............................................................ 96 12/17/20 9,936 70,527
Canada 10 Year Bond ...................................................... 655 12/18/20 74,256 455,874
DAX Index .............................................................. 6 12/18/20 2,020 (26,144)
FTSE 100 Index .......................................................... 54 12/18/20 3,892 346,031
727,949
$ (2,466,029)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 210,000 USD 157,505 Barclays Bank plc 11/04/20 $ 118
CAD 210,000 USD 157,505 Goldman Sachs International 11/04/20 117
CAD 210,000 USD 157,508 Toronto Dominion Bank 11/04/20 115
CAD 210,000 USD 157,492 UBS AG 11/04/20 131
GBP 485,000 USD 628,143 Barclays Bank plc 11/04/20 178
GBP 95,000 USD 122,978 Goldman Sachs International 11/04/20 95
GBP 486,799 USD 630,452 Toronto Dominion Bank 11/04/20 201
GBP 485,000 USD 627,903 UBS AG 11/04/20 418
USD 2,476,584 AUD 3,497,150 Goldman Sachs International 11/04/20 18,422
USD 3,175,142 CAD 4,190,480 Goldman Sachs International 11/04/20 29,831
USD 2,507,543 EUR 2,138,874 Goldman Sachs International 11/04/20 16,449
USD 616,039 AUD 875,000 Barclays Bank plc 12/02/20 909
USD 616,704 AUD 875,000 Goldman Sachs International 12/02/20 1,573
USD 614,320 AUD 872,150 Toronto Dominion Bank 12/02/20 1,193
USD 615,785 AUD 875,000 UBS AG 12/02/20 655
USD 630,972 CAD 840,000 Barclays Bank plc 12/02/20 423
USD 630,871 CAD 840,000 Goldman Sachs International 12/02/20 322

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 623,679 CAD 830,480 Toronto Dominion Bank 12/02/20 $ 277
USD 625,235 EUR 535,000 Barclays Bank plc 12/02/20 1,749
USD 646,123 EUR 553,000 Goldman Sachs International 12/02/20 1,660
USD 623,921 EUR 533,874 Toronto Dominion Bank 12/02/20 1,748
USD 625,275 EUR 535,000 UBS AG 12/02/20 1,790
USD 505,523 GBP 390,000 Goldman Sachs International 12/02/20 188
CAD 4,792,000
(a)
USD 3,588,727 Morgan Stanley & Co. International plc 12/16/20 8,856
GBP 1,703,000
(a)
USD 2,200,754 Morgan Stanley & Co. International plc 12/16/20 6,224
JPY 1,220,483,000
(a)
USD 11,562,718 Morgan Stanley & Co. International plc 12/16/20 101,992
KRW 1,718,118,000
(a)
USD 1,507,775 Barclays Bank plc 12/16/20 3,342
KRW 1,141,561,000
(a)
USD 982,786 HSBC Bank plc 12/16/20 21,238
KRW 627,309,000
(a)
USD 538,403 HSBC Bank plc 12/16/20 13,328
KRW 3,197,137,000
(a)
USD 2,756,628 Nomura Securities International, Inc. 12/16/20 55,315
MXN 580,298,000
(a)
USD 26,592,572 Morgan Stanley & Co. International plc 12/16/20 632,199
NZD 1,358,000
(a)
USD 891,978 Morgan Stanley & Co. International plc 12/16/20 5,964
TWD 25,333,277
(a)
USD 881,053 Bank of America NA 12/16/20 14,859
TWD 66,562,000
(a)
USD 2,316,328 Deutsche Bank AG 12/16/20 37,641
TWD 7,559,000
(a)
USD 265,563 HSBC Bank plc 12/16/20 1,761
TWD 283,926,000
(a)
USD 9,774,373 JPMorgan Chase Bank NA 12/16/20 266,685
TWD 22,916,723
(a)
USD 797,051 Morgan Stanley & Co. International plc 12/16/20 13,400
USD 64,257,198
(a)
AUD 88,371,062 Morgan Stanley & Co. International plc 12/16/20 2,126,481
USD 1,000,000
(a)
BRL 5,272,560 BNP Paribas SA 12/16/20 82,748
USD 2,683,948
(a)
BRL 14,278,440 Deutsche Bank AG 12/16/20 199,967
USD 1,714,691
(a)
BRL 9,307,000 Deutsche Bank Securities, Inc. 12/16/20 95,579
USD 8,076,617
(a)
BRL 43,663,000 Goldman Sachs & Co. 12/16/20 480,689
USD 9,926,391
(a)
BRL 55,838,000 HSBC Bank plc 12/16/20 212,411
USD 2,300,041
(a)
BRL 12,949,000 Morgan Stanley & Co. International plc 12/16/20 47,340
USD 5,526,865
(a)
CAD 7,250,000 Morgan Stanley & Co. International plc 12/16/20 83,944
USD 479,504
(a)
CHF 437,000 Morgan Stanley & Co. International plc 12/16/20 2,262
USD 49,361,946
(a)
EUR 41,633,335 Morgan Stanley & Co. International plc 12/16/20 822,501
USD 3,377,641
(a)
GBP 2,551,006 Morgan Stanley & Co. International plc 12/16/20 71,703
USD 964,113
(a)
HKD 7,474,000 Morgan Stanley & Co. International plc 12/16/20 73
USD 1,259,081
(a)
INR 93,459,000 BNP Paribas SA 12/16/20 10,479
USD 2,736,648
(a)
INR 201,888,000 HSBC Bank plc 12/16/20 39,446
USD 376,812
(a)
INR 27,895,000 JPMorgan Chase Bank NA 12/16/20 4,138
USD 7,048,487
(a)
JPY 736,415,000 Morgan Stanley & Co. International plc 12/16/20 10,235
USD 589,069
(a)
KRW 668,399,289 Bank of America NA 12/16/20 1,199
USD 885,622
(a)
KRW 1,004,888,711 Morgan Stanley & Co. International plc 12/16/20 1,803
USD 160,952
(a)
NOK 1,438,000 Morgan Stanley & Co. International plc 12/16/20 10,348
USD 19,044,513
(a)
NZD 28,595,000 Morgan Stanley & Co. International plc 12/16/20 136,802
USD 2,635,084
(a)
RUB 199,278,000 Barclays Bank plc 12/16/20 139,293
USD 2,940,394
(a)
RUB 228,323,000 Goldman Sachs International 12/16/20 80,838
USD 2,270,488
(a)
RUB 177,703,000 HSBC Bank plc 12/16/20 44,905
USD 6,979,737
(a)
RUB 531,587,000 JPMorgan Chase Bank NA 12/16/20 322,050
USD 583,494
(a)
SEK 5,105,468 Morgan Stanley & Co. International plc 12/16/20 9,415
USD 1,208,583
(a)
TWD 34,159,000 HSBC Bank plc 12/16/20 549
6,298,564
AUD 875,000 USD 615,952 Barclays Bank plc 11/04/20 (911)
AUD 875,000 USD 616,613 Goldman Sachs International 11/04/20 (1,572)
AUD 872,150 USD 614,235 Toronto Dominion Bank 11/04/20 (1,196)
AUD 875,000 USD 615,704 UBS AG 11/04/20 (663)
CAD 840,000 USD 630,919 Barclays Bank plc 11/04/20 (428)
CAD 840,000 USD 630,820 Goldman Sachs International 11/04/20 (329)
CAD 830,480 USD 623,630 Toronto Dominion Bank 11/04/20 (284)
CAD 840,000 USD 630,507 UBS AG 11/04/20 (16)
EUR 535,000 USD 624,853 Barclays Bank plc 11/04/20 (1,751)
EUR 535,000 USD 624,763 Goldman Sachs International 11/04/20 (1,661)
EUR 533,874 USD 623,542 Toronto Dominion Bank 11/04/20 (1,751)
EUR 535,000 USD 624,895 UBS AG 11/04/20 (1,793)
GBP 390,000 USD 505,440 Goldman Sachs International 11/04/20 (192)
USD 2,510,610 GBP 1,941,799 Goldman Sachs International 11/04/20 (5,007)
USD 157,518 CAD 210,000 Barclays Bank plc 12/02/20 (119)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 157,519 CAD 210,000 Goldman Sachs International 12/02/20 $ (118)
USD 157,521 CAD 210,000 Toronto Dominion Bank 12/02/20 (116)
USD 788,049 CAD 1,050,000 UBS AG 12/02/20 (136)
USD 628,246 GBP 485,000 Barclays Bank plc 12/02/20 (184)
USD 160,501 GBP 124,000 Goldman Sachs International 12/02/20 (169)
USD 630,556 GBP 486,799 Toronto Dominion Bank 12/02/20 (204)
USD 628,006 GBP 485,000 UBS AG 12/02/20 (424)
AUD 24,855,000
(a)
USD 17,685,925 Morgan Stanley & Co. International plc 12/16/20 (211,210)
BRL 5,653,000
(a)
USD 1,048,509 BNP Paribas SA 12/16/20 (65,072)
BRL 2,663,000
(a)
USD 476,267 Deutsche Bank AG 12/16/20 (12,993)
CAD 40,185,276
(a)
USD 30,611,450 Morgan Stanley & Co. International plc 12/16/20 (442,445)
EUR 15,941,000
(a)
USD 18,787,098 Morgan Stanley & Co. International plc 12/16/20 (201,817)
GBP 3,575,000
(a)
USD 4,659,482 Morgan Stanley & Co. International plc 12/16/20 (26,514)
INR 1,520,666,000
(a)
USD 20,523,193 Deutsche Bank AG 12/16/20 (207,257)
INR 664,505,000
(a)
USD 8,935,001 Goldman Sachs International 12/16/20 (57,285)
MXN 84,234,000
(a)
USD 3,976,866 Morgan Stanley & Co. International plc 12/16/20 (25,015)
NZD 106,105,000
(a)
USD 71,089,954 Morgan Stanley & Co. International plc 12/16/20 (930,746)
RUB 1,000,137,000
(a)
USD 13,087,766 Bank of America NA 12/16/20 (561,882)
RUB 32,120,000
(a)
USD 414,110 Goldman Sachs International 12/16/20 (11,833)
RUB 29,296,000
(a)
USD 374,687 HSBC Bank plc 12/16/20 (7,779)
USD 1,668,045
(a)
CAD 2,231,000 Morgan Stanley & Co. International plc 12/16/20 (6,873)
USD 700,492
(a)
GBP 541,000 Morgan Stanley & Co. International plc 12/16/20 (608)
USD 1,978,512
(a)
HKD 15,344,000 Morgan Stanley & Co. International plc 12/16/20 (647)
USD 22,168,378
(a)
JPY 2,344,886,633 Morgan Stanley & Co. International plc 12/16/20 (242,767)
USD 28,986,172
(a)
KRW 34,248,642,000 JPMorgan Chase Bank NA 12/16/20 (1,136,159)
USD 13,280,233
(a)
MXN 292,614,000 Morgan Stanley & Co. International plc 12/16/20 (447,800)
USD 5,123,087
(a)
NZD 7,800,000 Morgan Stanley & Co. International plc 12/16/20 (34,463)
USD 2,307,531
(a)
RUB 185,450,000 Barclays Bank plc 12/16/20 (15,077)
USD 192,536
(a)
SGD 263,000 Morgan Stanley & Co. International plc 12/16/20 (8)
USD 4,462,407
(a)
TWD 129,209,000 BNP Paribas SA 12/16/20 (107,076)
USD 1,308,147
(a)
TWD 38,054,000 Goldman Sachs International 12/16/20 (37,635)
USD 3,749,079
(a)
TWD 106,890,000 HSBC Bank plc 12/16/20 (31,092)
USD 2,658,263
(a)
TWD 75,475,000 Morgan Stanley & Co. International plc 12/16/20 (10,914)
(4,851,991)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.00% Semi-Annual 3 month LIBOR Quarterly
Merrill Lynch
International & Co. 11/25/20 1.00 % USD 29,299 $ 115,178
(a)
Forward settling swaption.

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.35.V1 ..... 5.00 % Quarterly 12/20/25 BB+ USD 5,028 $ 204,864 $ 199,192 $ 5,672
ITRAXX.EUR.
CROSSOVER.34.V1 . 5.00 Quarterly 12/20/25 CCC+ EUR 8,302 641,073 719,416 (78,343)
$ 845,937 $ 918,608 $ (72,671)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures
November 2020 ........ TWD 627,373,387 Merrill Lynch International & Co. 11/18/20 TWD 627,373 $ (669,023) $ — $ (669,023)
Taiwan Capitalization Weighted
Stock Index Futures
November 2020 ........ TWD 50,194,146 Merrill Lynch International & Co. 11/18/20 TWD 50,194 — — —
Taiwan Capitalization Weighted
Stock Index Futures
November 2020 ........ TWD 109,838,703 Merrill Lynch International & Co. 11/18/20 TWD 109,839 (107,920) — (107,920)
KOSPI 200 Index Futures
December 2020 ........ KRW (621,844,000) Merrill Lynch International & Co. 12/10/20 KRW 621,844 16,078 — 16,078
KOSPI 200 Index Futures
December 2020 ........ KRW (1,307,713,100) Merrill Lynch International & Co. 12/10/20 KRW 1,307,713 — — —
BOVESPA Index Futures
December 2020 ........ BRL (10,395,035) Merrill Lynch International & Co. 12/16/20 BRL 10,395 25,176 — 25,176
BOVESPA Index Futures
December 2020 ........ BRL (18,646,678) Merrill Lynch International & Co. 12/16/20 BRL 18,647 119,321 — 119,321
BOVESPA Index Futures
December 2020 ........ BRL (3,821,363) Merrill Lynch International & Co. 12/16/20 BRL 3,821 43,180 — 43,180
BOVESPA Index Futures
December 2020 ........ BRL (2,592,853) Merrill Lynch International & Co. 12/16/20 BRL 2,593 25,752 — 25,752
Swiss Market Index Futures
December 2020 ........ CHF 1,420,446 HSBC Bank plc 12/18/20 CHF 1,420 (92,836) — (92,836)
Swiss Market Index Futures
December 2020 ........ CHF 619,736 HSBC Bank plc 12/18/20 CHF 620 (51,754) — (51,754)
Swiss Market Index Futures
December 2020 ........ CHF 517,575 HSBC Bank plc 12/18/20 CHF 518 (44,359) — (44,359)
Swiss Market Index Futures
December 2020 ........ CHF 1,623,117 HSBC Bank plc 12/18/20 CHF 1,623 (105,826) — (105,826)
Swiss Market Index Futures
December 2020 ........ CHF 2,249,075 HSBC Bank plc 12/18/20 CHF 2,249 (164,365) — (164,365)
Swiss Market Index Futures
December 2020 ........ CHF 2,680,554 HSBC Bank plc 12/18/20 CHF 2,681 (114,831) — (114,831)
Swiss Market Index Futures
December 2020 ........ CHF 378,273 HSBC Bank plc 12/18/20 CHF 378 — — —
Swiss Market Index Futures
December 2020 ........ CHF 3,997,440 JPMorgan Chase Bank NA 12/18/20 CHF 3,997 (406,783) — (406,783)
Swiss Market Index Futures
December 2020 ........ CHF 2,631,645 JPMorgan Chase Bank NA 12/18/20 CHF 2,632 (269,529) — (269,529)
$ (1,797,719) $ — $ (1,797,719)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
(aa)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(aa)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(a)
03/26/21-11/11/21 $ 24,967 $ 48,135
(b)
$ 63,820 32.6%
Monthly Citibank NA
(c)
02/24/23-02/27/23 (123,327) 228,441
(d)
114,986 48.4
Monthly
Credit Suisse
International
(e)
02/08/23 209,450 (286,042)
(f)
(70,033) 50.9
Monthly
Deutsche Bank
AG
(g)
03/29/21-02/17/23 79,425 (4,420)
(h)
68,573 24.4
Monthly
Goldman Sachs
International
(i)
02/27/23-03/01/23 (46,188) 61,187
(j)
19,087 32.4
Monthly
JPMorgan Chase
Bank NA
(k)
02/08/23 (299,563) 90,865
(l)
(200,374) 3.9
Monthly
Merrill Lynch
International &
Co.
(m)
02/15/23 957 (255,690)
(n)
(253,030) 39.6
$ (117,524) $ (256,971)
(a) (c) (e)
Range: 20-300 basis points 18-233 basis points 20-160 basis points
Benchmarks: Association of Banks in Singapore Swap Offer Rate
Fixing 1 Month
ASX Australian Bank Bill Short Term Rates 1 Month Association of Banks in Singapore SGD 1 Month
ASX Australian Bank Bill Short Term Rates 1 Month Bank of Canada Overnight Repo Rate ASX Australian Bank Bill Short Term Rates 1 Month
Copenhagen Interbank Swap Rate 1 Month Copenhagen Interbank Swap Rate 1 Week Canada Bankers Acceptances 1 Month
Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR: Copenhagen Interbank Swap Rate 1 Month
CHF 1 Month CHF 1 Week Intercontinental Exchange LIBOR:
EUR 1 Month EUR 1 Week CHF 1 Month
GBP 1 Month GBP 1 Week EUR 1 Month
JPY 1 Month JPY 1 Month GBP 1 Month
USD 1 Month USD 1 Week JPY 1 Month
Hong Kong Interbank Offer Rate 1 Month USD 1 Month USD 1 Month
Norway Interbank Offer Rate 1 Month Hong Kong Interbank Offer Rate 1 Week Hong Kong Interbank Offer Rate 1 Month
Stockholm Interbank Offer Rate 1 Month Norway Interbank Offer Rate 1 Week Norway Interbank Offer Rate 1 Month
USD Overnight Bank Funding Rate Stockholm Interbank Offer Rate 1 Week Stockholm Interbank Offer Rate 1 Month
USD Overnight Bank Funding Rate
(g) (i) (k)
Range: 0 basis points 20-300 basis points 18-35 basis points
Benchmarks: Association of Banks in Singapore Swap Offer Rate
Fixing 1 Month
Association of Banks in Singapore Swap Offer Rate
Overnight
Bank of Canada Overnight Lending Rate
ASX Australian Bank Bill Short Term Rates 1 Month Reserve Bank of Australia Rate Overnight Canada Overnight Interbank Rate
Copenhagen Interbank Overnight Deposit MID Rate Bank of Canada Overnight Repo Rate Intercontinental Exchange LIBOR:
Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR: USD 1 Month
EUR 1 Week CHF 1 Day USD Overnight Bank Funding Rate
GBP 1 Week EUR 1 Week
USD 1 Month Euro Overnight Index Average
Norwegian Overnight Weighted Average Sterling Overnight Index Average
New Zealand Overnight Deposit Rate Tokyo Overnight Average Rate
Stockholm Interbank Offer Rate 1 Week Hong Kong Interbank Offer Rate Overnight
Norwegian Interbank Offered Rate:
NOK 1 Day
NOK 1 Week
New Zealand Overnight Deposit Rate
Stockholm Interbank Offer Rate Overnight
USD Overnight Bank Funding Rate

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
(b)
Amount includes $9,282 of net dividends and financing fees..
(d)
Amount includes $(9,872) of net dividends and financing fees.
(f)
Amount includes $(6,559) of net dividends and financing fees.
(h)
Amount includes $6,432 of net dividends and financing fees.
(j)
Amount includes $(4,088) of net dividends and financing fees.
(l)
Amount includes $(8,324) of net dividends and financing fees.
(n)
Amount includes $(1,703) of net dividends and financing fees..
i
(m)
Range: 20-40 basis points
Benchmarks: ASX Australian Bank Bill Short Term Rates 1 Month
Bank of Canada Overnight Rate Target
Copenhagen Interbank Swap Rate 1 Week
Intercontinental Exchange LIBOR:
CHF 1 Week
EUR 1 Week
EUR 1 Month
GBP 1 Week
JPY 1 Week
JPY 1 Month
USD 1 Week
USD 1 Month
Norway Interbank Offer Rate 1 Week
Stockholm Interbank Offer Rate 1 Week
USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of October 31, 2020, expiration dates 03/26/21-11/11/21:
Shares Value
% of Basket
Value
Reference Entity — Long
Australia
Australia & New Zealand Banking
Group Ltd. ............ 16,670 $ 221,221 346.6%
Macquarie Group Ltd. ...... 372 33,167 52.0
South32 Ltd. ............ 41,887 59,772 93.7
Tabcorp Holdings Ltd. ...... 12,434 28,730 45.0
Wesfarmers Ltd. .......... 1,542 49,914 78.2
Westpac Banking Corp. ..... 37,791 478,316 749.5
871,120
Belgium
Groupe Bruxelles Lambert SA . 2,274 186,487 292.2
Telenet Group Holding NV ... 3,189 122,650 192.2
309,137
France
Air Liquide SA ........... 675 98,711 154.7
BNP Paribas SA .......... 1,029 35,886 56.2
Bollore SA .............. 15,664 56,148 88.0
Cie Generale des Etablissements
Michelin SCA .......... 1,042 112,537 176.3
Credit Agricole SA ......... 3,395 26,856 42.1
Engie SA ............... 2,284 27,624 43.3
Orange SA .............. 3,338 37,485 58.7
Societe Generale SA ....... 2,283 31,021 48.6
TOTAL SE .............. 1,534 46,475 72.8
472,743
Germany
Allianz SE (Registered) ..... 1,203 211,914 332.0
Covestro AG ............ 3,288 156,923 245.9
Daimler AG (Registered) .... 2,481 128,239 200.9
Deutsche Lufthansa AG
(Registered) ........... 5,370 45,941 72.0
Deutsche Post AG (Registered) 1,376 61,009 95.6
Shares Value
% of Basket
Value
Germany (continued)
GEA Group AG ........... 2,639 $ 87,888 137.7%
Henkel AG & Co. KGaA
(Preference) .......... 2,335 227,220 356.0
Siemens AG (Registered) .... 490 57,485 90.1
Volkswagen AG (Preference) . 1,448 210,922 330.5
Vonovia SE ............. 4,728 301,947 473.1
Zalando SE ............. 255 23,747 37.2
1,513,235
Hong Kong
CK Asset Holdings Ltd. ..... 58,500 271,644 425.6
New World Development Co.
Ltd. ................ 16,000 76,390 119.7
Sun Hung Kai Properties Ltd. . 8,000 102,975 161.4
451,009
Ireland
CRH plc ............... 7,990 279,584 438.1
Israel
Check Point Software
Technologies Ltd. ....... 1,566 177,835 278.6
Wix.com Ltd. ............ 142 35,120 55.0
212,955
Italy
Eni SpA ................ 4,730 33,134 51.9
Japan
ABC-Mart, Inc. ........... 600 30,435 47.7
Amada Holdings Co. Ltd. .... 19,900 173,203 271.4
Bridgestone Corp. ......... 14,700 479,147 750.8
Brother Industries Ltd. ...... 13,800 213,240 334.1
Calbee, Inc. ............. 2,700 82,827 129.8
Canon, Inc. ............. 4,600 80,069 125.5
Central Japan Railway Co. ... 1,400 169,287 265.2
Coca-Cola Bottlers Japan
Holdings, Inc. .......... 12,800 180,684 283.1
Daicel Corp. ............. 3,200 22,837 35.8
East Japan Railway Co. ..... 8,700 454,953 712.9

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Japan (continued)
Hankyu Hanshin Holdings, Inc. 800 $ 24,427 38.3%
Hino Motors Ltd. .......... 3,300 25,284 39.6
Hirose Electric Co. Ltd. ..... 300 41,875 65.6
Hitachi Ltd. ............. 800 26,963 42.2
Ito En Ltd. .............. 1,100 69,667 109.2
JFE Holdings, Inc. ......... 8,100 56,912 89.2
JTEKT Corp. ............ 25,800 205,594 322.1
Kyushu Railway Co. ....... 5,900 125,498 196.6
Lawson, Inc. ............ 1,100 50,540 79.2
LIXIL Group Corp. ......... 7,000 152,000 238.2
Mercari, Inc. ............. 500 21,021 32.9
Mitsubishi Electric Corp. ..... 27,700 356,745 559.0
Mitsubishi Heavy Industries Ltd. 2,300 49,416 77.4
Mitsubishi Materials Corp. ... 1,300 23,854 37.4
Mitsubishi Motors Corp. ..... 12,000 22,008 34.5
Mizuho Financial Group, Inc. .. 54,400 669,774 1,049.5
Nissan Motor Co. Ltd. ...... 10,100 35,759 56.0
NSK Ltd. ............... 17,400 139,306 218.3
Osaka Gas Co. Ltd. ........ 1,400 26,586 41.7
Park24 Co. Ltd. .......... 1,800 24,314 38.1
Pola Orbis Holdings, Inc. .... 1,200 23,663 37.1
Ricoh Co. Ltd. ........... 4,800 31,523 49.4
Sega Sammy Holdings, Inc. .. 4,900 61,405 96.2
Seibu Holdings, Inc. ....... 3,000 29,994 47.0
Seiko Epson Corp. ........ 2,600 30,196 47.3
Sekisui Chemical Co. Ltd. .... 16,600 258,766 405.5
Sekisui House Ltd. ........ 7,700 127,923 200.4
Seven & i Holdings Co. Ltd. .. 800 24,316 38.1
Sumitomo Electric Industries
Ltd. ................ 6,400 70,657 110.7
Sumitomo Heavy Industries Ltd. 5,800 124,313 194.8
Sumitomo Mitsui Financial
Group, Inc. ........... 1,000 27,682 43.4
Suntory Beverage & Food Ltd. 5,200 179,336 281.0
Teijin Ltd. ............... 16,100 246,619 386.4
Tokyu Corp. ............. 1,900 22,543 35.3
Tosoh Corp. ............. 1,800 29,177 45.7
TOTO Ltd. .............. 2,800 127,835 200.3
Toyo Suisan Kaisha Ltd. ..... 1,100 54,742 85.8
West Japan Railway Co. .... 3,300 141,561 221.8
Yamaha Motor Co. Ltd. ..... 1,900 27,166 42.6
Yamazaki Baking Co. Ltd. .... 2,900 47,635 74.6
5,721,277
Netherlands
Koninklijke Ahold Delhaize NV . 869 23,824 37.3
Randstad NV ............ 1,182 58,978 92.4
82,802
Norway
Equinor ASA ............ 1,625 20,735 32.5
Singapore
DBS Group Holdings Ltd. .... 1,500 22,344 35.0
Oversea-Chinese Banking Corp.
Ltd. ................ 5,900 36,390 57.0
United Overseas Bank Ltd. ... 9,300 129,218 202.5
187,952
Spain
Endesa SA ............. 1,199 32,168 50.4
Sweden
Boliden AB .............. 3,392 92,497 144.9
Swedish Match AB ........ 751 56,462 88.5
Shares Value
% of Basket
Value
Sweden (continued)
Volvo AB, Class B ......... 14,047 $ 273,034 427.8%
421,993
Switzerland
Adecco Group AG (Registered) 1,679 82,328 129.0
EMS-Chemie Holding AG
(Registered) ........... 101 88,838 139.2
Geberit AG (Registered) ..... 190 108,142 169.5
Kuehne + Nagel International AG
(Registered) ........... 1,007 201,262 315.4
LafargeHolcim Ltd. (Registered) 3,889 166,915 261.5
Lonza Group AG (Registered) . 644 390,206 611.4
Nestle SA (Registered) ..... 766 86,158 135.0
Novartis AG (Registered) .... 4,853 378,158 592.5
Roche Holding AG ........ 82 26,349 41.3
SGS SA (Registered) ....... 12 29,974 47.0
Sonova Holding AG (Registered) 109 25,873 40.5
Swisscom AG (Registered) ... 943 479,611 751.5
Zurich Insurance Group AG .. 982 326,167 511.1
2,389,981
Taiwan
ASE Industrial Holding Co. Ltd. 62,000 139,163 218.0
Asustek Computer, Inc. ..... 3,000 25,488 39.9
Delta Electronics, Inc. ...... 30,000 199,603 312.8
Hon Hai Precision Industry Co.
Ltd. ................ 40,000 108,485 170.0
Pegatron Corp. ........... 20,000 43,101 67.5
Quanta Computer, Inc. ...... 11,000 27,756 43.5
Uni-President Enterprises Corp. 100,000 214,356 335.9
United Microelectronics Corp. . 89,000 95,653 149.9
853,605
United Kingdom
Associated British Foods plc .. 2,125 46,732 73.2
GlaxoSmithKline plc ....... 23,530 392,916 615.7
Kingfisher plc ............ 61,950 230,391 361.0
Sage Group plc (The) ...... 2,800 23,038 36.1
WPP plc ............... 29,028 231,855 363.3
924,932
United States
Abbott Laboratories ........ 1,410 148,205 232.2
Accenture plc, Class A ...... 2,200 477,202 747.7
Activision Blizzard, Inc. ..... 445 33,700 52.8
Adobe, Inc. ............. 622 278,096 435.7
Aflac, Inc. .............. 13,593 461,482 723.1
Alphabet, Inc., Class A ...... 82 132,521 207.6
Altice USA, Inc., Class A .... 1,457 39,266 61.5
Amazon.com, Inc. ......... 24 72,868 114.2
AMETEK, Inc. ........... 2,812 276,138 432.7
Amphenol Corp., Class A .... 748 84,404 132.3
Applied Materials, Inc. ...... 2,857 169,220 265.2
Arrow Electronics, Inc. ...... 4,020 313,118 490.6
Arthur J Gallagher & Co. .... 732 75,916 119.0
Assurant, Inc. ............ 237 29,476 46.2
Atmos Energy Corp. ....... 753 69,028 108.2
AutoZone, Inc. ........... 284 320,630 502.4
Avery Dennison Corp. ...... 402 55,633 87.2
Axalta Coating Systems Ltd. .. 13,841 347,548 544.6
Berkshire Hathaway, Inc., Class
B .................. 278 56,128 87.9
Biogen, Inc. ............. 173 43,608 68.3
Cadence Design Systems, Inc. 230 25,155 39.4
Capital One Financial Corp. .. 488 35,663 55.9
Carnival Corp. ........... 3,692 50,617 79.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States (continued)
Celanese Corp. .......... 1,653 $ 187,632 294.0%
Cerner Corp. ............ 2,406 168,637 264.2
CH Robinson Worldwide, Inc. . 863 76,315 119.6
Charter Communications, Inc.,
Class A .............. 98 59,174 92.7
Cigna Corp. ............. 376 62,781 98.4
Citigroup, Inc. ............ 7,546 312,555 489.7
Citizens Financial Group, Inc. . 1,878 51,176 80.2
Citrix Systems, Inc. ........ 1,083 122,671 192.2
Clorox Co. (The) .......... 2,158 447,246 700.8
CMS Energy Corp. ........ 1,615 102,278 160.3
Colgate-Palmolive Co. ...... 6,751 532,586 834.5
Conagra Brands, Inc. ....... 7,074 248,227 388.9
Concho Resources, Inc. ..... 1,144 47,487 74.4
Costco Wholesale Corp. ..... 6 2,146 3.4
Crowdstrike Holdings, Inc., Class
A .................. 888 109,970 172.3
CSX Corp. .............. 2,255 178,010 278.9
Cummins, Inc. ........... 1,693 372,274 583.3
CVS Health Corp. ......... 476 26,699 41.8
Deere & Co. ............. 97 21,913 34.3
DexCom, Inc. ............ 68 21,731 34.1
DISH Network Corp., Class A . 2,679 68,288 107.0
DocuSign, Inc. ........... 120 24,270 38.0
Dropbox, Inc., Class A ...... 16,486 301,034 471.7
DTE Energy Co. .......... 1,304 160,940 252.2
Dynatrace, Inc. ........... 527 18,608 29.2
Eaton Corp. plc ........... 4,041 419,415 657.2
eBay, Inc. .............. 575 27,387 42.9
Emerson Electric Co. ....... 2,038 132,042 206.9
EOG Resources, Inc. ....... 1,667 57,078 89.4
Exelon Corp. ............ 12,509 498,984 781.9
F5 Networks, Inc. ......... 586 77,903 122.1
Facebook, Inc., Class A ..... 325 85,511 134.0
FactSet Research Systems, Inc. 1,049 321,519 503.8
FedEx Corp. ............ 1,200 311,364 487.9
Ferguson plc ............ 1,930 191,689 300.4
Franklin Resources, Inc. ..... 2,428 45,525 71.3
Gilead Sciences, Inc. ....... 421 24,481 38.4
HCA Healthcare, Inc. ....... 182 22,557 35.3
Hilton Worldwide Holdings, Inc. 1,393 122,319 191.7
Home Depot, Inc. (The) ..... 503 134,155 210.2
Illinois Tool Works, Inc. ...... 2,407 471,483 738.8
Incyte Corp. ............. 933 80,835 126.7
Intel Corp. .............. 2,119 93,829 147.0
Intuit, Inc. .............. 91 28,636 44.9
IQVIA Holdings, Inc. ....... 994 153,066 239.8
JB Hunt Transport Services, Inc. 1,568 190,888 299.1
JPMorgan Chase & Co. ..... 51 5,000 7.8
Juniper Networks, Inc. ...... 446 8,795 13.8
Kinder Morgan, Inc. ........ 5,518 65,664 102.9
Knight-Swift Transportation
Holdings, Inc. .......... 2,632 99,990 156.7
Kroger Co. (The) .......... 1,222 39,361 61.7
Lululemon Athletica, Inc. .... 166 53,002 83.1
MarketAxess Holdings, Inc. .. 43 23,171 36.3
Marsh & McLennan Cos., Inc. . 331 34,245 53.7
Masco Corp. ............ 3,461 185,510 290.7
McDonald's Corp. ......... 654 139,302 218.3
MetLife, Inc. ............. 34,554 1,307,869 2,049.3
Microsoft Corp. ........... 3,662 741,445 1,161.8
Mondelez International, Inc.,
Class A .............. 928 49,295 77.2
Moody's Corp. ........... 118 31,022 48.6
Morgan Stanley .......... 1,283 61,776 96.8
Shares Value
% of Basket
Value
United States (continued)
MSCI, Inc. .............. 100 $ 34,984 54.8%
Nasdaq, Inc. ............ 312 37,749 59.1
Netflix, Inc. .............. 152 72,312 113.3
News Corp., Class A ....... 2,923 38,379 60.1
NIKE, Inc., Class B ........ 703 84,416 132.3
NVR, Inc. ............... 32 126,499 198.2
Okta, Inc. ............... 310 65,047 101.9
Old Dominion Freight Line, Inc. 505 96,137 150.6
Oracle Corp. ............ 471 26,428 41.4
O'Reilly Automotive, Inc. .... 134 58,504 91.7
Owens Corning ........... 986 64,553 101.1
PACCAR, Inc. ........... 1,204 102,798 161.1
Paychex, Inc. ............ 5,066 416,679 652.9
Peloton Interactive, Inc., Class A 555 61,167 95.8
Philip Morris International, Inc. 929 65,978 103.4
Pinterest, Inc., Class A ...... 667 39,320 61.6
Pioneer Natural Resources Co. 283 22,515 35.3
PNC Financial Services Group,
Inc. (The) ............ 1,088 121,725 190.7
PPG Industries, Inc. ....... 229 29,706 46.5
Procter & Gamble Co. (The) .. 162 22,210 34.8
Prudential Financial, Inc. .... 6,203 397,116 622.2
PulteGroup, Inc. .......... 1,126 45,896 71.9
Ralph Lauren Corp. ........ 2,691 179,893 281.9
Regeneron Pharmaceuticals,
Inc. ................. 106 57,617 90.3
Robert Half International, Inc. . 1,084 54,948 86.1
RPM International, Inc. ..... 1,722 145,802 228.5
S&P Global, Inc. .......... 607 195,897 307.0
Schlumberger NV ......... 12,869 192,263 301.3
SEI Investments Co. ....... 965 47,430 74.3
Sempra Energy .......... 1,387 173,874 272.4
Sensata Technologies Holding
plc ................. 3,246 141,883 222.3
ServiceNow, Inc. .......... 320 159,222 249.5
Sherwin-Williams Co. (The) .. 49 33,711 52.8
Sirius XM Holdings, Inc. ..... 22,171 127,040 199.1
Skyworks Solutions, Inc. .... 2,900 409,741 642.0
Slack Technologies, Inc., Class A 2,240 57,299 89.8
Southern Co. (The) ........ 3,068 176,257 276.2
Starbucks Corp. .......... 3,247 282,359 442.4
Steel Dynamics, Inc. ....... 1,474 46,402 72.7
Take-Two Interactive Software,
Inc. ................. 326 50,504 79.1
Thermo Fisher Scientific, Inc. . 113 53,463 83.8
Tractor Supply Co. ........ 1,227 163,449 256.1
TransUnion ............. 377 30,032 47.1
UGI Corp. .............. 5,463 176,673 276.8
United Parcel Service, Inc., Class
B .................. 337 52,946 83.0
United Rentals, Inc. ........ 341 60,797 95.3
US Bancorp ............. 4,369 170,173 266.6
VeriSign, Inc. ............ 555 105,839 165.8
Verizon Communications, Inc. . 10,115 576,454 903.2
Vertex Pharmaceuticals, Inc. .. 896 186,691 292.5
VMware, Inc., Class A ...... 319 41,065 64.3
Walmart, Inc. ............ 204 28,305 44.4
Wayfair, Inc., Class A ....... 312 77,385 121.3
West Pharmaceutical Services,
Inc. ................. 93 25,303 39.6
Whirlpool Corp. ........... 748 138,350 216.8
Workday, Inc., Class A ...... 495 104,009 163.0
WW Grainger, Inc. ......... 336 117,607 184.3
Zimmer Biomet Holdings, Inc. . 636 84,016 131.6

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States (continued)
Zoom Video Communications,
Inc., Class A ........... 284 $ 130,898 205.1%
20,542,098
Total Reference Entity — Long ............ 35,320,460
Reference Entity — Short
Australia
BHP Group Ltd. .......... (5,031) (120,601) (189.0)
CIMIC Group Ltd. ......... (2,169) (32,782) (51.3)
Newcrest Mining Ltd. ....... (4,677) (96,989) (152.0)
Telstra Corp. Ltd. ......... (15,214) (28,651) (44.9)
Transurban Group ......... (5,081) (48,115) (75.4)
(327,138)
Austria
voestalpine AG ........... (1,155) (32,117) (50.3)
Belgium
Elia System Operator SA/NV . (614) (59,387) (93.1)
Sofina SA .............. (166) (43,143) (67.6)
(102,530)
Bermuda
RenaissanceRe Holdings Ltd. . (512) (82,801) (129.7)
Brazil
Yara International ASA ...... (616) (21,557) (33.8)
China
BeiGene Ltd., ADR ........ (447) (132,544) (207.7)
Denmark
Chr Hansen Holding A/S .... (1,118) (112,817) (176.8)
France
Adevinta ASA ............ (5,256) (81,208) (127.2)
Amundi SA ............. (491) (32,206) (50.5)
Bureau Veritas SA ......... (1,951) (42,782) (67.0)
Danone SA ............. (1,708) (94,735) (148.4)
Eiffage SA .............. (1,469) (106,616) (167.0)
EssilorLuxottica SA ........ (323) (39,877) (62.5)
Getlink SE .............. (3,947) (53,088) (83.2)
Hermes International ....... (362) (337,058) (528.1)
Kering SA .............. (45) (27,194) (42.6)
Orpea ................. (424) (42,351) (66.4)
Vinci SA ............... (2,179) (172,109) (269.7)
(1,029,224)
Germany
adidas AG .............. (104) (30,899) (48.4)
Bayerische Motoren Werke AG (339) (23,167) (36.3)
Beiersdorf AG ............ (1,747) (182,927) (286.6)
Carl Zeiss Meditec AG ...... (242) (31,269) (49.0)
FUCHS PETROLUB SE
(Preference) .......... (1,112) (57,236) (89.7)
Merck KGaA ............ (835) (123,690) (193.8)
Porsche Automobil Holding SE
(Preference) .......... (1,730) (92,680) (145.2)
(541,868)
Hong Kong
ASM Pacific Technology Ltd. .. (6,700) (67,565) (105.9)
Bank of East Asia Ltd. (The) .. (25,000) (45,100) (70.7)
CK Infrastructure Holdings Ltd. (32,500) (153,311) (240.2)
HK Electric Investments & HK
Electric Investments Ltd. .. (195,500) (199,024) (311.9)
HKT Trust & HKT Ltd. ...... (104,000) (134,500) (210.7)
Shares Value
% of Basket
Value
Hong Kong (continued)
Jardine Matheson Holdings Ltd. (6,700) $ (296,982) (465.3) %
MTR Corp. Ltd. ........... (124,500) (616,931) (966.7)
(1,513,413)
Ireland
AerCap Holdings NV ....... (1,085) (26,941) (42.2)
Kerry Group plc, Class A .... (5,028) (601,861) (943.1)
Smurfit Kappa Group plc .... (750) (28,259) (44.3)
(657,061)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (14,040) (122,429) (191.8)
Italy
Ferrari NV .............. (2,017) (359,817) (563.8)
Leonardo SpA ........... (4,086) (19,483) (30.5)
Pirelli & C SpA ........... (38,622) (161,034) (252.3)
(540,334)
Japan
Acom Co. Ltd. ........... (5,400) (24,268) (38.0)
Bank of Kyoto Ltd. (The) .... (1,700) (75,080) (117.6)
CyberAgent, Inc. .......... (600) (37,739) (59.1)
Dai Nippon Printing Co. Ltd. .. (1,800) (33,533) (52.5)
Daiichi Sankyo Co. Ltd. ..... (5,100) (134,608) (210.9)
Daiwa Securities Group, Inc. .. (6,100) (24,716) (38.7)
Eisai Co. Ltd. ............ (1,100) (85,529) (134.0)
Fast Retailing Co. Ltd. ...... (100) (69,754) (109.3)
GMO Payment Gateway, Inc. . (700) (85,770) (134.4)
Hikari Tsushin, Inc. ........ (100) (23,454) (36.8)
Hitachi Metals Ltd. ........ (4,100) (54,371) (85.2)
Inpex Corp. ............. (11,200) (53,115) (83.2)
ITOCHU Corp. ........... (3,300) (79,261) (124.2)
Japan Post Insurance Co. Ltd. (1,700) (26,947) (42.2)
KDDI Corp. ............. (9,100) (246,200) (385.8)
Keio Corp. .............. (500) (29,059) (45.5)
Kikkoman Corp. .......... (700) (34,860) (54.6)
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (29,234) (45.8)
Kobe Bussan Co. Ltd. ...... (10,200) (286,978) (449.7)
Koito Manufacturing Co. Ltd. .. (600) (28,934) (45.3)
Kyushu Electric Power Co., Inc. (10,300) (86,349) (135.3)
M3, Inc. ................ (900) (60,782) (95.2)
Makita Corp. ............ (3,300) (145,872) (228.6)
Marui Group Co. Ltd. ....... (3,700) (66,866) (104.8)
Mebuki Financial Group, Inc. .. (11,100) (22,302) (35.0)
Mitsubishi Corp. .......... (7,800) (174,029) (272.7)
Mitsui & Co. Ltd. .......... (1,500) (23,495) (36.8)
Nihon M&A Center, Inc. ..... (3,200) (187,909) (294.4)
Nippon Shinyaku Co. Ltd. .... (500) (35,728) (56.0)
Nippon Yusen KK ......... (1,300) (23,995) (37.6)
Nissan Chemical Corp. ..... (2,200) (116,756) (183.0)
Nomura Holdings, Inc. ...... (12,200) (54,637) (85.6)
NTT DOCOMO, Inc. ....... (11,500) (428,205) (671.0)
Odakyu Electric Railway Co. Ltd. (5,400) (130,316) (204.2)
Panasonic Corp. .......... (5,900) (54,501) (85.4)
PeptiDream, Inc. .......... (3,700) (170,988) (267.9)
Pigeon Corp. ............ (3,300) (151,970) (238.1)
Recruit Holdings Co. Ltd. .... (4,000) (152,203) (238.5)
SCSK Corp. ............. (1,200) (59,666) (93.5)
Secom Co. Ltd. ........... (300) (25,344) (39.7)
Shinsei Bank Ltd. ......... (3,200) (38,501) (60.3)
Showa Denko KK ......... (3,300) (56,112) (87.9)
SMC Corp. .............. (100) (53,191) (83.4)
Sompo Holdings, Inc. ...... (800) (29,869) (46.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Japan (continued)
Suzuken Co. Ltd. ......... (1,800) $ (64,981) (101.8) %
TIS, Inc. ............... (6,700) (128,138) (200.8)
Toho Co. Ltd. ............ (900) (35,641) (55.9)
Tokyo Century Corp. ....... (600) (29,417) (46.1)
Toshiba Corp. ............ (5,000) (126,479) (198.2)
USS Co. Ltd. ............ (1,400) (25,607) (40.1)
Yamada Denki Co. Ltd. ..... (5,300) (25,842) (40.5)
(4,249,101)
Macau
SJM Holdings Ltd. ......... (25,000) (25,958) (40.7)
Netherlands
Aegon NV .............. (32,254) (86,764) (135.9)
Heineken NV ............ (893) (79,046) (123.9)
(165,810)
Singapore
Jardine Cycle & Carriage Ltd. . (3,600) (46,829) (73.4)
Keppel Corp. Ltd. ......... (101,300) (325,524) (510.0)
Venture Corp. Ltd. ......... (11,000) (155,065) (243.0)
(527,418)
Spain
Ferrovial SA ............. (5,513) (119,398) (187.1)
Sweden
Atlas Copco AB, Class A .... (1,510) (66,653) (104.4)
Autoliv, Inc. ............. (2,430) (184,194) (288.6)
EQT AB ................ (3,783) (71,882) (112.6)
Kinnevik AB, Class B ....... (2,834) (116,049) (181.8)
L E Lundbergforetagen AB, Class
B .................. (1,885) (84,723) (132.8)
Skanska AB, Class B ....... (3,166) (59,380) (93.1)
Svenska Cellulosa AB SCA,
Class B .............. (10,414) (140,865) (220.7)
(723,746)
Switzerland
Baloise Holding AG (Registered) (1,152) (157,542) (246.8)
Banque Cantonale Vaudoise
(Registered) ........... (5,007) (485,180) (760.2)
Barry Callebaut AG (Registered) (58) (119,749) (187.6)
Chocoladefabriken Lindt &
Spruengli AG .......... (14) (110,999) (173.9)
Clariant AG (Registered) .... (8,362) (143,456) (224.8)
Logitech International SA
(Registered) ........... (767) (64,525) (101.1)
Partners Group Holding AG .. (211) (189,965) (297.7)
Schindler Holding AG ...... (185) (47,391) (74.3)
Temenos AG (Registered) ... (868) (93,285) (146.2)
Vifor Pharma AG .......... (199) (22,396) (35.1)
(1,434,488)
Taiwan
Advantech Co. Ltd. ........ (3,000) (30,372) (47.6)
Largan Precision Co. Ltd. .... (1,000) (106,199) (166.4)
Shanghai Commercial & Savings
Bank Ltd. (The) ........ (203,000) (263,156) (412.3)
Yageo Corp. ............. (14,000) (174,409) (273.3)
(574,136)
United Kingdom
AVEVA Group plc ......... (1,145) (63,556) (99.6)
Liberty Global plc, Class C ... (27,226) (510,850) (800.4)
Linde plc ............... (1,407) (310,018) (485.8)
RELX plc ............... (10,672) (211,177) (330.9)
Shares Value
% of Basket
Value
United Kingdom (continued)
Wm Morrison Supermarkets plc (89,607) $ (189,149) (296.4) %
(1,284,750)
United States
AbbVie, Inc. ............. (363) (30,891) (48.4)
Air Products and Chemicals, Inc. (2,446) (675,683) (1,058.7)
Albemarle Corp. .......... (1,441) (134,316) (210.5)
Alleghany Corp. .......... (39) (21,330) (33.4)
Altria Group, Inc. .......... (568) (20,493) (32.1)
Amcor plc .............. (30,138) (314,339) (492.5)
AMERCO .............. (474) (164,554) (257.8)
American Express Co. ...... (605) (55,200) (86.5)
American International Group,
Inc. ................. (8,715) (274,435) (430.0)
AmerisourceBergen Corp. ... (1,320) (126,812) (198.7)
Analog Devices, Inc. ....... (491) (58,198) (91.2)
ANSYS, Inc. ............. (136) (41,394) (64.9)
Anthem, Inc. ............ (838) (228,606) (358.2)
Aon plc, Class A .......... (487) (89,613) (140.4)
Apollo Global Management, Inc. (11,263) (415,154) (650.5)
Aramark ............... (1,002) (27,795) (43.6)
AT&T, Inc. .............. (8,409) (227,211) (356.0)
Automatic Data Processing, Inc. (2,414) (381,315) (597.5)
Baker Hughes Co. ......... (6,297) (93,007) (145.7)
Becton Dickinson and Co. ... (98) (22,651) (35.5)
Blackstone Group, Inc. (The),
Class A .............. (18,716) (943,661) (1,478.6)
Boeing Co. (The) ......... (532) (76,815) (120.4)
Booking Holdings, Inc. ...... (201) (326,123) (511.0)
Boston Scientific Corp. ...... (962) (32,968) (51.7)
Broadcom, Inc. ........... (196) (68,527) (107.4)
Bunge Ltd. .............. (1,746) (99,051) (155.2)
Burlington Stores, Inc. ...... (2,222) (430,135) (674.0)
Cable One, Inc. .......... (18) (31,173) (48.8)
Campbell Soup Co. ........ (2,719) (126,896) (198.8)
Cardinal Health, Inc. ....... (1,312) (60,076) (94.1)
Carlyle Group, Inc. (The) .... (20,973) (522,647) (818.9)
Cboe Global Markets, Inc. ... (820) (66,658) (104.4)
CDW Corp. ............. (987) (121,006) (189.6)
Centene Corp. ........... (1,597) (94,383) (147.9)
CenturyLink, Inc. .......... (12,648) (109,026) (170.8)
Chevron Corp. ........... (351) (24,395) (38.2)
Cincinnati Financial Corp. .... (347) (24,547) (38.5)
CME Group, Inc. .......... (2,190) (330,077) (517.2)
Coca-Cola Co. (The) ....... (3,377) (162,299) (254.3)
Consolidated Edison, Inc. .... (2,067) (162,239) (254.2)
Cooper Cos., Inc. (The) ..... (326) (104,010) (163.0)
Corteva, Inc. ............ (5,819) (191,911) (300.7)
CyberArk Software Ltd. ..... (1,066) (105,694) (165.6)
Danaher Corp. ........... (56) (12,854) (20.1)
Datadog, Inc., Class A ...... (901) (81,766) (128.1)
Discover Financial Services .. (2,640) (171,626) (268.9)
Dominion Energy, Inc. ...... (599) (48,124) (75.4)
Dow, Inc. ............... (3,596) (163,582) (256.3)
DR Horton, Inc. ........... (361) (24,118) (37.8)
Duke Energy Corp. ........ (6,057) (557,910) (874.2)
DuPont de Nemours, Inc. .... (1,079) (61,374) (96.2)
Ecolab, Inc. ............. (2,028) (372,321) (583.4)
Edison International ........ (2,084) (116,787) (183.0)
Eli Lilly and Co. ........... (1,292) (168,554) (264.1)
Erie Indemnity Co., Class A .. (926) (215,638) (337.9)
Essential Utilities, Inc. ...... (117) (4,820) (7.6)
Estee Lauder Cos., Inc. (The),
Class A .............. (861) (189,127) (296.3)
Eversource Energy ........ (891) (77,758) (121.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States (continued)
Expedia Group, Inc. ........ (4,674) $ (440,057) (689.5) %
Exxon Mobil Corp. ......... (1,692) (55,193) (86.5)
Fidelity National Information
Services, Inc. .......... (1,176) (146,518) (229.6)
First Republic Bank ........ (1,601) (201,950) (316.4)
FirstEnergy Corp. ......... (5,659) (168,185) (263.5)
Fiserv, Inc. .............. (2,140) (204,306) (320.1)
FleetCor Technologies, Inc. ... (376) (83,062) (130.1)
Fortive Corp. ............ (2,256) (138,970) (217.8)
Fox Corp., Class A ........ (10,414) (276,179) (432.7)
Garmin Ltd. ............. (2,641) (274,717) (430.5)
General Mills, Inc. ......... (3,371) (199,294) (312.3)
Global Payments, Inc. ...... (314) (49,530) (77.6)
Guidewire Software, Inc. .... (357) (34,311) (53.8)
Hasbro, Inc. ............. (695) (57,490) (90.1)
HD Supply Holdings, Inc. .... (5,249) (209,225) (327.8)
HEICO Corp. ............ (2,002) (210,310) (329.5)
Henry Schein, Inc. ......... (868) (55,187) (86.5)
Honeywell International, Inc. .. (2,880) (475,056) (744.4)
Hormel Foods Corp. ....... (2,907) (141,542) (221.8)
HP, Inc. ................ (1,655) (29,724) (46.6)
Illumina, Inc. ............ (611) (178,840) (280.2)
International Business Machines
Corp. ............... (862) (96,251) (150.8)
Invesco Ltd. ............. (8,182) (107,266) (168.1)
Ionis Pharmaceuticals, Inc. ... (1,328) (62,350) (97.7)
Jack Henry & Associates, Inc. . (606) (89,840) (140.8)
Jacobs Engineering Group, Inc. (2,195) (208,525) (326.7)
Kansas City Southern ...... (660) (116,252) (182.2)
Keurig Dr Pepper, Inc. ...... (2,857) (76,853) (120.4)
Kimberly-Clark Corp. ....... (238) (31,556) (49.4)
KKR & Co., Inc. .......... (7,731) (264,014) (413.7)
KLA Corp. .............. (117) (23,070) (36.1)
L3Harris Technologies, Inc. ... (1,146) (184,632) (289.3)
Laboratory Corp. of America
Holdings ............. (302) (60,331) (94.5)
Liberty Broadband Corp., Class
A .................. (3,034) (428,722) (671.8)
LKQ Corp. .............. (1,003) (32,086) (50.3)
Martin Marietta Materials, Inc. . (517) (137,703) (215.8)
Match Group, Inc. ......... (255) (29,779) (46.7)
Maxim Integrated Products, Inc. (1,347) (93,819) (147.0)
McKesson Corp. .......... (1,015) (149,702) (234.6)
Medtronic plc ............ (1,498) (150,654) (236.1)
Micron Technology, Inc. ..... (3,097) (155,903) (244.3)
Moderna, Inc. ............ (474) (31,981) (50.1)
Motorola Solutions, Inc. ..... (552) (87,249) (136.7)
Newmont Corp. .......... (1,105) (69,438) (108.8)
ONEOK, Inc. ............ (2,847) (82,563) (129.4)
People's United Financial, Inc. (2,920) (31,156) (48.8)
Pfizer, Inc. .............. (1,722) (61,097) (95.7)
Pinnacle West Capital Corp. .. (2,831) (230,925) (361.8)
Progressive Corp. (The) ..... (1,012) (93,003) (145.7)
Reinsurance Group of America,
Inc. ................. (713) (72,027) (112.9)
salesforce.com, Inc. ....... (297) (68,984) (108.1)
Seagate Technology plc ..... (4,891) (233,888) (366.5)
Snap-on, Inc. ............ (915) (144,140) (225.9)
Splunk, Inc. ............. (35) (6,931) (10.9)
Square, Inc., Class A ....... (170) (26,330) (41.3)
Sunrun, Inc. ............. (4,072) (211,825) (331.9)
SVB Financial Group ....... (245) (71,222) (111.6)
T. Rowe Price Group, Inc. .... (1,071) (135,653) (212.6)
Tiffany & Co. ............ (1,076) (140,784) (220.6)
TJX Cos., Inc. (The) ....... (721) (36,627) (57.4)
Shares Value
% of Basket
Value
United States (continued)
T-Mobile US, Inc. ......... (225) $ (24,653) (38.6) %
Tradeweb Markets, Inc., Class A (135) (7,355) (11.5)
Trane Technologies plc ..... (235) (31,196) (48.9)
Tyler Technologies, Inc. ..... (73) (28,060) (44.0)
Uber Technologies, Inc. ..... (2,431) (81,220) (127.3)
Ulta Beauty, Inc. .......... (376) (77,746) (121.8)
Union Pacific Corp. ........ (509) (90,190) (141.3)
Varian Medical Systems, Inc. . (568) (98,150) (153.8)
Verisk Analytics, Inc. ....... (521) (92,722) (145.3)
VF Corp. ............... (443) (29,770) (46.6)
Visa, Inc., Class A ......... (5,653) (1,027,207) (1,609.5)
Vulcan Materials Co. ....... (389) (56,343) (88.3)
W R Berkley Corp. ........ (375) (22,545) (35.3)
Walt Disney Co. (The) ...... (1,818) (220,433) (345.4)
Waste Connections, Inc. ..... (4,764) (473,160) (741.4)
Westinghouse Air Brake
Technologies Corp. ...... (1,006) (59,656) (93.5)
Willis Towers Watson plc .... (727) (132,663) (207.9)
Xcel Energy, Inc. .......... (4,803) (336,354) (527.0)
Xilinx, Inc. .............. (264) (31,334) (49.1)
Zillow Group, Inc., Class C ... (265) (23,484) (36.8)
Zoetis, Inc. .............. (284) (45,028) (70.6)
Zscaler, Inc. ............. (724) (98,283) (154.0)
(20,936,002)
Total Reference Entity — Short ............ (35,256,640)
Net Value of Reference Entity — Barclays Bank
plc ................................ $ 63,820
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
October 31, 2020, expiration dates 02/24/23-02/27/23:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 7,170 144,380 125.6
ASX Ltd. ............... 5,044 282,437 245.6
Aurizon Holdings Ltd. ...... 141,132 374,234 325.4
Cochlear Ltd. ............ 610 91,046 79.2
Santos Ltd. ............. 28,223 93,824 81.6
South32 Ltd. ............ 61,313 87,493 76.1
Woodside Petroleum Ltd. .... 5,174 63,817 55.5
1,137,231
Austria
OMV AG ............... 17,103 395,359 343.8
Belgium
Etablissements Franz Colruyt
NV ................. 1,982 117,309 102.0
Proximus SADP .......... 10,370 201,595 175.3
318,904
Canada
BCE, Inc. ............... 1,193 47,942 41.7
Cenovus Energy, Inc. ....... 16,490 53,964 46.9
Hydro One Ltd. ........... 4,820 105,314 91.6
Loblaw Cos. Ltd. .......... 1,280 63,717 55.4
Manulife Financial Corp. ..... 21,382 289,844 252.1
Rogers Communications, Inc.,
Class B .............. 1,400 56,870 49.4
617,651

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
China
BOC Hong Kong Holdings Ltd. 120,000 $ 333,299 289.8%
Denmark
Coloplast A/S, Class B ...... 1,616 236,329 205.5
GN Store Nord A/S ........ 2,490 179,272 155.9
415,601
Finland
Fortum OYJ ............. 10,300 193,605 168.4
Stora Enso OYJ, Class R .... 5,080 74,132 64.4
267,737
France
BNP Paribas SA .......... 5,590 194,950 169.5
Bollore SA .............. 7,361 26,386 23.0
Cie de Saint-Gobain ....... 2,908 113,277 98.5
Credit Agricole SA ......... 8,640 68,347 59.4
Engie SA ............... 190 2,298 2.0
Orange SA .............. 3,185 35,766 31.1
Publicis Groupe SA ........ 2,652 92,137 80.1
Sartorius Stedim Biotech .... 400 151,684 131.9
Schneider Electric SE ...... 470 57,108 49.7
Thales SA .............. 1,986 129,408 112.6
Veolia Environnement SA .... 4,571 85,079 74.0
Vivendi SA .............. 12,619 364,229 316.8
1,320,669
Germany
Brenntag AG ............ 3,070 196,223 170.7
Deutsche Boerse AG ....... 418 61,594 53.6
Deutsche Post AG (Registered) 8,952 396,914 345.2
Evonik Industries AG ....... 9,313 224,228 195.0
GEA Group AG ........... 828 27,575 24.0
Nemetschek SE .......... 2,106 152,489 132.6
Symrise AG ............. 3,570 440,218 382.8
1,499,241
Italy
Assicurazioni Generali SpA ... 9,330 125,155 108.9
Enel SpA ............... 16,030 127,447 110.8
Eni SpA ................ 1,240 8,686 7.6
Intesa Sanpaolo SpA ....... 79,180 131,447 114.3
Prysmian SpA ........... 4,910 133,613 116.2
526,348
Japan
Aeon Co. Ltd. ............ 1,200 30,658 26.7
AGC, Inc. .............. 1,300 40,594 35.3
Aisin Seiki Co. Ltd. ........ 6,200 187,848 163.4
Astellas Pharma, Inc. ....... 27,000 370,249 322.0
Bridgestone Corp. ......... 10,200 332,469 289.1
Denso Corp. ............ 200 9,319 8.1
East Japan Railway Co. ..... 2,800 146,422 127.3
ENEOS Holdings, Inc. ...... 33,500 113,039 98.3
Honda Motor Co. Ltd. ...... 1,400 33,114 28.8
Hoya Corp. ............. 3,600 406,285 353.3
Kyocera Corp. ........... 8,100 446,087 387.9
Kyowa Kirin Co. Ltd. ....... 4,700 116,717 101.5
Lawson, Inc. ............ 600 27,567 24.0
LIXIL Group Corp. ......... 1,400 30,400 26.4
Marubeni Corp. ........... 55,600 290,299 252.5
MEIJI Holdings Co. Ltd. ..... 1,400 101,429 88.2
MINEBEA MITSUMI, Inc. .... 17,900 323,298 281.2
Mitsubishi Chemical Holdings
Corp. ............... 43,500 244,825 212.9
Mitsubishi Electric Corp. ..... 5,000 64,394 56.0
Mitsubishi Heavy Industries Ltd. 11,100 238,486 207.4
Shares Value
% of Basket
Value
Japan (continued)
NEC Corp. .............. 4,300 $ 216,592 188.4%
Nintendo Co. Ltd. ......... 100 54,069 47.0
Nippon Steel Corp. ........ 11,800 114,450 99.5
Nissan Motor Co. Ltd. ...... 12,800 45,319 39.4
Nitori Holdings Co. Ltd. ..... 900 185,001 160.9
Nitto Denko Corp. ......... 4,300 302,100 262.7
NTT Data Corp. .......... 4,500 50,788 44.2
Olympus Corp. ........... 4,600 88,063 76.6
Ono Pharmaceutical Co. Ltd. . 4,600 131,216 114.1
Ricoh Co. Ltd. ........... 33,800 221,972 193.0
Rohm Co. Ltd. ........... 4,400 338,302 294.2
Sekisui House Ltd. ........ 46,800 777,503 676.2
Seven & i Holdings Co. Ltd. .. 4,100 124,618 108.4
Shimadzu Corp. .......... 11,600 331,683 288.5
Shin-Etsu Chemical Co. Ltd. .. 500 66,783 58.1
Subaru Corp. ............ 5,600 102,777 89.4
Sumitomo Electric Industries
Ltd. ................ 14,000 154,561 134.4
Sumitomo Mitsui Financial
Group, Inc. ........... 12,100 334,951 291.3
Taisei Corp. ............. 3,000 93,354 81.2
TDK Corp. .............. 700 82,320 71.6
Terumo Corp. ............ 1,500 55,206 48.0
Toray Industries, Inc. ....... 75,900 343,440 298.7
Trend Micro, Inc. .......... 100 5,602 4.9
Tsuruha Holdings, Inc. ...... 300 42,008 36.5
West Japan Railway Co. .... 2,200 94,374 82.1
Yakult Honsha Co. Ltd. ..... 800 38,714 33.7
Yamaha Corp. ........... 7,300 346,058 301.0
Yamazaki Baking Co. Ltd. .... 1,500 24,639 21.4
8,319,962
Macau
Sands China Ltd. ......... 33,600 117,923 102.6
Netherlands
ING Groep NV ........... 13,870 95,006 82.6
Koninklijke Ahold Delhaize NV . 10,161 278,572 242.3
Koninklijke DSM NV ....... 876 140,096 121.8
Koninklijke Philips NV ...... 889 41,176 35.8
Royal Dutch Shell plc, Class A . 5,476 68,885 59.9
623,735
Norway
Orkla ASA .............. 19,344 182,604 158.8
Portugal
Galp Energia SGPS SA ..... 11,690 94,937 82.6
South Korea
Hana Financial Group, Inc. ... 8,241 222,610 193.6
Hyundai Mobis Co. Ltd. ..... 2,558 512,530 445.7
Kia Motors Corp. .......... 12,861 576,805 501.6
LG Electronics, Inc. ........ 5,300 393,999 342.6
NCSoft Corp. ............ 72 49,470 43.0
Samsung Electronics Co. Ltd.
(Preference) .......... 5,820 258,902 225.2
SK Telecom Co. Ltd. ....... 499 94,625 82.3
2,108,941
Spain
ACS Actividades de Construccion
y Servicios SA ......... 4,895 116,358 101.2
Banco Bilbao Vizcaya Argentaria
SA ................. 9,964 28,747 25.0

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Spain (continued)
Repsol SA .............. 18,626 $ 116,935 101.7%
262,040
Sweden
Hennes & Mauritz AB, Class B 4,035 65,603 57.0
Industrivarden AB, Class C ... 1,060 27,066 23.5
Investor AB, Class B ....... 2,550 152,844 132.9
Lundin Energy AB ......... 7,176 137,182 119.3
Swedish Match AB ........ 1,408 105,857 92.1
Volvo AB, Class B ......... 2,887 56,115 48.8
544,667
Switzerland
Coca-Cola HBC AG ........ 10,116 229,787 199.8
EMS-Chemie Holding AG
(Registered) ........... 31 27,267 23.7
Geberit AG (Registered) ..... 380 216,285 188.1
Givaudan SA (Registered) ... 130 530,132 461.1
Kuehne + Nagel International AG
(Registered) ........... 575 114,921 100.0
LafargeHolcim Ltd. (Registered) 9,222 395,805 344.2
Roche Holding AG ........ 2,549 819,074 712.3
Sonova Holding AG (Registered) 579 137,436 119.5
STMicroelectronics NV ..... 3,570 108,900 94.7
Swatch Group AG (The) ..... 568 120,286 104.6
Swiss Prime Site AG
(Registered) ........... 460 38,700 33.7
2,738,593
Taiwan
Cathay Financial Holding Co.
Ltd. ................ 157,000 210,966 183.5
Chunghwa Telecom Co. Ltd. .. 337,000 1,264,321 1,099.5
Hon Hai Precision Industry Co.
Ltd. ................ 21,000 56,955 49.5
MediaTek, Inc. ........... 4,000 95,081 82.7
Pegatron Corp. ........... 12,000 25,860 22.5
Taiwan Semiconductor
Manufacturing Co. Ltd. ... 22,000 332,853 289.5
Uni-President Enterprises Corp. 16,000 34,297 29.8
2,020,333
United Kingdom
Barclays plc ............. 28,540 39,559 34.4
Berkeley Group Holdings plc .. 475 24,975 21.7
BP plc ................. 45,888 117,046 101.8
Bunzl plc ............... 490 15,232 13.2
Burberry Group plc ........ 475 8,343 7.3
CK Hutchison Holdings Ltd. .. 97,500 588,898 512.1
DCC plc ............... 1,095 71,155 61.9
InterContinental Hotels Group
plc ................. 2,602 132,208 115.0
Next plc ................ 1,086 82,022 71.3
Sage Group plc (The) ...... 36,065 296,740 258.1
Severn Trent plc .......... 2,870 90,325 78.6
Smith & Nephew plc ....... 30,577 530,943 461.7
1,997,446
United States
ABIOMED, Inc. ........... 130 32,744 28.5
Adobe, Inc. ............. 629 281,226 244.6
Advanced Micro Devices, Inc. . 694 52,251 45.4
Aflac, Inc. .............. 10,565 358,682 311.9
Agilent Technologies, Inc. .... 1,970 201,117 174.9
Akamai Technologies, Inc. ... 1,952 185,674 161.5
Align Technology, Inc. ...... 35 14,913 13.0
Alliant Energy Corp. ....... 839 46,380 40.3
Shares Value
% of Basket
Value
United States (continued)
Allstate Corp. (The) ........ 445 $ 39,494 34.3%
Ally Financial, Inc. ......... 6,630 176,888 153.8
Alphabet, Inc., Class A ...... 125 202,014 175.7
Ameren Corp. ............ 1,454 117,948 102.6
American Financial Group, Inc. 718 53,807 46.8
American Water Works Co., Inc. 1,270 191,148 166.2
Amphenol Corp., Class A .... 561 63,303 55.1
Applied Materials, Inc. ...... 1,418 83,988 73.0
Assurant, Inc. ............ 710 88,303 76.8
Atmos Energy Corp. ....... 1,254 114,954 100.0
AutoZone, Inc. ........... 28 31,611 27.5
Avery Dennison Corp. ...... 161 22,281 19.4
Axalta Coating Systems Ltd. .. 1,079 27,094 23.6
Bank of America Corp. ...... 11,237 266,317 231.6
Best Buy Co., Inc. ......... 294 32,796 28.5
Bio-Rad Laboratories, Inc., Class
A .................. 33 19,352 16.8
Booz Allen Hamilton Holding
Corp. ............... 2,844 223,254 194.2
Bristol-Myers Squibb Co. .... 1,571 91,825 79.9
Cadence Design Systems, Inc. 16,528 1,807,667 1,572.1
Capital One Financial Corp. .. 451 32,959 28.7
Cerner Corp. ............ 2,234 156,581 136.2
Chipotle Mexican Grill, Inc. ... 107 128,558 111.8
Cigna Corp. ............. 162 27,049 23.5
Citizens Financial Group, Inc. . 10,847 295,581 257.1
Clorox Co. (The) .......... 1,040 215,540 187.4
Cognizant Technology Solutions
Corp., Class A ......... 1,542 110,130 95.8
Colgate-Palmolive Co. ...... 371 29,268 25.5
Comerica, Inc. ........... 5,107 232,420 202.1
Crown Holdings, Inc. ....... 1,792 153,754 133.7
Cummins, Inc. ........... 174 38,261 33.3
CVS Health Corp. ......... 267 14,976 13.0
DaVita, Inc. ............. 522 45,022 39.2
Dentsply Sirona, Inc. ....... 7,140 336,937 293.0
DexCom, Inc. ............ 178 56,885 49.5
Dollar General Corp. ....... 476 99,346 86.4
Domino's Pizza, Inc. ....... 60 22,699 19.7
Dover Corp. ............. 3,584 396,785 345.1
DTE Energy Co. .......... 4,118 508,244 442.0
eBay, Inc. .............. 14,172 675,012 587.0
Edwards Lifesciences Corp. .. 3,709 265,898 231.2
Electronic Arts, Inc. ........ 2,889 346,189 301.1
Entergy Corp. ............ 611 61,845 53.8
Evergy, Inc. ............. 673 37,150 32.3
Exelon Corp. ............ 890 35,502 30.9
Expeditors International of
Washington, Inc. ........ 12,591 1,112,667 967.7
Facebook, Inc., Class A ..... 708 186,282 162.0
FactSet Research Systems, Inc. 194 59,461 51.7
Fair Isaac Corp. .......... 948 371,095 322.7
FedEx Corp. ............ 257 66,684 58.0
Ferguson plc ............ 1,393 138,354 120.3
FMC Corp. .............. 2,634 270,617 235.3
Fortinet, Inc. ............. 2,969 327,689 285.0
Fortune Brands Home & Security,
Inc. ................. 1,424 115,159 100.1
Gilead Sciences, Inc. ....... 1,004 58,383 50.8
GoDaddy, Inc., Class A ..... 1,085 76,753 66.7
HCA Healthcare, Inc. ....... 3,907 484,234 421.1
Hewlett Packard Enterprise Co. 9,079 78,443 68.2
Home Depot, Inc. (The) ..... 600 160,026 139.2
IDEXX Laboratories, Inc. .... 150 63,723 55.4
Illinois Tool Works, Inc. ...... 470 92,064 80.1

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States (continued)
Incyte Corp. ............. 3,667 $ 317,709 276.3%
Insulet Corp. ............ 274 60,896 53.0
Intercontinental Exchange, Inc. 3,688 348,147 302.8
Intuit, Inc. .............. 3,904 1,228,511 1,068.4
IQVIA Holdings, Inc. ....... 153 23,560 20.5
James Hardie Industries plc,
CDI ................ 9,979 242,289 210.7
Jazz Pharmaceuticals plc .... 135 19,454 16.9
JB Hunt Transport Services, Inc. 890 108,349 94.2
KeyCorp ............... 10,950 142,131 123.6
Keysight Technologies, Inc. ... 2,202 230,924 200.8
Lam Research Corp. ....... 175 59,864 52.1
Liberty Media Corp-Liberty
SiriusXM, Class C ....... 7,314 253,064 220.1
Lowe's Cos., Inc. ......... 1,718 271,616 236.2
M&T Bank Corp. .......... 360 37,289 32.4
MarketAxess Holdings, Inc. .. 228 122,858 106.8
Masco Corp. ............ 3,352 179,667 156.3
McDonald's Corp. ......... 760 161,880 140.8
Merck & Co., Inc. ......... 1,759 132,294 115.1
MetLife, Inc. ............. 707 26,760 23.3
Microsoft Corp. ........... 675 136,667 118.9
Moody's Corp. ........... 1,390 365,431 317.8
MSCI, Inc. .............. 710 248,386 216.0
Nasdaq, Inc. ............ 2,244 271,502 236.1
NetApp, Inc. ............. 3,608 158,355 137.7
Neurocrine Biosciences, Inc. .. 2,980 294,037 255.7
NIKE, Inc., Class B ........ 3,513 421,841 366.9
NRG Energy, Inc. ......... 8,485 268,296 233.3
Old Dominion Freight Line, Inc. 2,310 439,755 382.4
Parker-Hannifin Corp. ...... 790 164,604 143.2
Peloton Interactive, Inc., Class A 189 20,830 18.1
Pentair plc .............. 7,896 392,905 341.7
PepsiCo, Inc. ............ 5,145 685,777 596.4
Phillips 66 .............. 1,020 47,593 41.4
PPG Industries, Inc. ....... 2,780 360,622 313.6
Procter & Gamble Co. (The) .. 61 8,363 7.3
Prudential Financial, Inc. .... 624 39,948 34.7
PulteGroup, Inc. .......... 259 10,557 9.2
Regeneron Pharmaceuticals,
Inc. ................. 140 76,098 66.2
Robert Half International, Inc. . 2,826 143,250 124.6
RPM International, Inc. ..... 3,883 328,774 285.9
S&P Global, Inc. .......... 1,140 367,912 320.0
SEI Investments Co. ....... 550 27,032 23.5
ServiceNow, Inc. .......... 1,100 547,327 476.0
Sherwin-Williams Co. (The) .. 486 334,358 290.8
Signature Bank ........... 903 72,908 63.4
Sirius XM Holdings, Inc. ..... 11,350 65,035 56.6
Southern Co. (The) ........ 1,910 109,729 95.4
STERIS plc ............. 847 150,080 130.5
Stryker Corp. ............ 558 112,722 98.0
Synopsys, Inc. ........... 1,074 229,686 199.7
Tenaris SA .............. 7,340 35,027 30.5
Teradyne, Inc. ........... 2,580 226,653 197.1
Texas Instruments, Inc. ..... 2,556 369,572 321.4
Thermo Fisher Scientific, Inc. . 80 37,850 32.9
Tractor Supply Co. ........ 290 38,631 33.6
UGI Corp. .............. 1,091 35,283 30.7
US Bancorp ............. 1,010 39,339 34.2
Veeva Systems, Inc., Class A . 1,379 372,399 323.9
Verizon Communications, Inc. . 2,193 124,979 108.7
Vertex Pharmaceuticals, Inc. .. 2,296 478,395 416.0
Vistra Corp. ............. 7,490 130,101 113.1
Walmart, Inc. ............ 869 120,574 104.9
Shares Value
% of Basket
Value
United States (continued)
Waters Corp. ............ 510 $ 113,638 98.8%
West Pharmaceutical Services,
Inc. ................. 494 134,403 116.9
Workday, Inc., Class A ...... 1,759 369,601 321.4
WW Grainger, Inc. ......... 280 98,006 85.2
Zions Bancorp NA ......... 7,965 257,031 223.5
26,660,380
Total Reference Entity — Long ............ 52,503,601
Reference Entity — Short
Australia
Commonwealth Bank of
Australia ............. (4,144) (201,198) (175.0)
CSL Ltd. ............... (1,061) (214,807) (186.8)
Ramsay Health Care Ltd. .... (10,660) (467,060) (406.2)
Sonic Healthcare Ltd. ...... (10,870) (266,239) (231.5)
(1,149,304)
Belgium
Anheuser-Busch InBev SA/NV (1,486) (76,865) (66.8)
Bermuda
RenaissanceRe Holdings Ltd. . (360) (58,219) (50.6)
Brazil
Wheaton Precious Metals Corp. (299) (13,721) (11.9)
Canada
Alimentation Couche-Tard, Inc.,
Class B .............. (1,616) (49,767) (43.3)
Canadian National Railway Co. (2,138) (212,388) (184.7)
Canadian Natural Resources
Ltd. ................ (1,730) (27,528) (23.9)
Dollarama, Inc. ........... (3,580) (123,283) (107.2)
Enbridge, Inc. ............ (1,878) (51,746) (45.0)
Great-West Lifeco, Inc. ..... (9,667) (196,997) (171.3)
Imperial Oil Ltd. .......... (1,830) (24,340) (21.2)
Metro, Inc. .............. (10,540) (491,677) (427.6)
Power Corp. of Canada ..... (3,485) (66,362) (57.7)
Shopify, Inc., Class A ....... (111) (102,329) (89.0)
TELUS Corp. ............ (12,861) (219,901) (191.2)
(1,566,318)
China
Prosus NV .............. (10,647) (1,062,954) (924.4)
Denmark
DSV Panalpina A/S ........ (3,264) (529,556) (460.5)
Vestas Wind Systems A/S ... (1,589) (272,615) (237.1)
(802,171)
France
Aeroports de Paris ........ (1,255) (122,811) (106.8)
Airbus SE .............. (1,010) (73,898) (64.3)
Atos SE ................ (306) (20,905) (18.2)
Bollore SA .............. (1) (4) (0.0)
Bouygues SA ............ (10,228) (335,411) (291.7)
Capgemini SE ........... (1,800) (207,842) (180.7)
Getlink SE .............. (2,203) (29,631) (25.8)
Kering SA .............. (810) (489,496) (425.7)
L'Oreal SA .............. (316) (102,127) (88.8)
Natixis SA .............. (62,770) (146,204) (127.1)
Orpea ................. (640) (63,926) (55.6)
Safran SA .............. (2,750) (290,070) (252.3)
Worldline SA ............ (2,620) (194,054) (168.8)
(2,076,379)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Germany
adidas AG .............. (90) $ (26,739) (23.3) %
BASF SE ............... (396) (21,684) (18.9)
Bayer AG (Registered) ...... (3,487) (163,856) (142.5)
Continental AG ........... (945) (100,407) (87.3)
Deutsche Wohnen SE ...... (1,110) (56,025) (48.7)
Infineon Technologies AG .... (7,356) (204,800) (178.1)
KION Group AG .......... (2,535) (197,529) (171.8)
LEG Immobilien AG ........ (1,720) (232,463) (202.2)
Uniper SE .............. (3,930) (117,387) (102.1)
(1,120,890)
Hong Kong
AIA Group Ltd. ........... (19,400) (184,633) (160.6)
CLP Holdings Ltd. ......... (42,000) (387,011) (336.6)
Hong Kong & China Gas Co.
Ltd. ................ (123,000) (177,465) (154.3)
MTR Corp. Ltd. ........... (137,339) (680,552) (591.8)
Wharf Real Estate Investment
Co. Ltd. .............. (82,000) (315,600) (274.5)
(1,745,261)
Italy
Atlantia SpA ............. (4,170) (64,012) (55.7)
Mediobanca Banca di Credito
Finanziario SpA ........ (4,620) (32,801) (28.5)
Nexi SpA ............... (9,404) (144,766) (125.9)
(241,579)
Japan
ANA Holdings, Inc. ........ (19,200) (418,768) (364.2)
Chugai Pharmaceutical Co. Ltd. (1,800) (69,480) (60.4)
Daifuku Co. Ltd. .......... (2,600) (268,106) (233.2)
Dai-ichi Life Holdings, Inc. ... (5,600) (83,638) (72.7)
FamilyMart Co. Ltd. ........ (12,200) (268,160) (233.2)
Fast Retailing Co. Ltd. ...... (500) (348,771) (303.3)
FUJIFILM Holdings Corp. .... (4,400) (224,367) (195.1)
ITOCHU Corp. ........... (9,200) (220,970) (192.2)
Japan Airlines Co. Ltd. ...... (17,600) (307,399) (267.3)
Japan Post Bank Co. Ltd. .... (109,000) (869,355) (756.1)
Japan Post Holdings Co. Ltd. . (47,200) (323,860) (281.7)
Kansai Electric Power Co., Inc.
(The) ............... (50,100) (455,929) (396.5)
Keyence Corp. ........... (900) (408,440) (355.2)
Kintetsu Group Holdings Co.
Ltd. ................ (4,100) (163,817) (142.5)
Kirin Holdings Co. Ltd. ...... (3,500) (63,099) (54.9)
Kubota Corp. ............ (25,000) (434,452) (377.8)
M3, Inc. ................ (3,400) (229,621) (199.7)
Mitsui & Co. Ltd. .......... (2,800) (43,858) (38.1)
Mitsui Fudosan Co. Ltd. ..... (4,600) (78,327) (68.1)
Murata Manufacturing Co. Ltd. (6,100) (427,785) (372.0)
Nexon Co. Ltd. ........... (9,900) (275,922) (240.0)
Nippon Paint Holdings Co. Ltd. (6,000) (540,480) (470.0)
Nippon Telegraph & Telephone
Corp. ............... (4,100) (86,247) (75.0)
Nomura Holdings, Inc. ...... (27,900) (124,948) (108.7)
Nomura Research Institute Ltd. (1,900) (56,007) (48.7)
NTT DOCOMO, Inc. ....... (2,400) (89,364) (77.7)
Obic Co. Ltd. ............ (700) (123,930) (107.8)
Oriental Land Co. Ltd. ...... (100) (13,998) (12.2)
Otsuka Corp. ............ (1,000) (45,952) (40.0)
Pan Pacific International
Holdings Corp. ......... (19,400) (411,638) (358.0)
Resona Holdings, Inc. ...... (35,700) (117,702) (102.4)
Secom Co. Ltd. ........... (600) (50,687) (44.1)
SG Holdings Co. Ltd. ....... (28,800) (694,669) (604.1)
Shares Value
% of Basket
Value
Japan (continued)
Sharp Corp. ............. (1,400) $ (16,189) (14.1) %
Shimano, Inc. ............ (1,900) (434,560) (377.9)
Shionogi & Co. Ltd. ........ (600) (28,302) (24.6)
Sompo Holdings, Inc. ...... (1,600) (59,737) (52.0)
Square Enix Holdings Co. Ltd. . (1,400) (81,344) (70.7)
Sumitomo Chemical Co. Ltd. .. (181,600) (594,047) (516.6)
Sumitomo Corp. .......... (2,600) (28,446) (24.7)
Sumitomo Metal Mining Co. Ltd. (15,200) (472,473) (410.9)
Sumitomo Mitsui Trust Holdings,
Inc. ................. (4,400) (118,305) (102.9)
Suzuki Motor Corp. ........ (5,900) (253,391) (220.4)
T&D Holdings, Inc. ........ (37,500) (374,778) (325.9)
Takeda Pharmaceutical Co. Ltd. (21,800) (673,677) (585.9)
Tokio Marine Holdings, Inc. ... (900) (40,225) (35.0)
Tokyo Electric Power Co.
Holdings, Inc. .......... (68,500) (176,756) (153.7)
Tokyo Gas Co. Ltd. ........ (400) (9,064) (7.9)
Toyota Industries Corp. ..... (1,500) (96,935) (84.3)
Unicharm Corp. .......... (2,900) (134,186) (116.7)
Yamato Holdings Co. Ltd. .... (9,200) (243,528) (211.8)
(12,175,689)
Macau
Galaxy Entertainment Group
Ltd. ................ (23,000) (151,997) (132.2)
Netherlands
ASML Holding NV ......... (407) (147,254) (128.0)
Heineken NV ............ (5,440) (481,536) (418.8)
Koninklijke Vopak NV ...... (2,460) (127,867) (111.2)
NN Group NV ............ (2,617) (91,074) (79.2)
(847,731)
Norway
Mowi ASA .............. (24,425) (385,866) (335.6)
South Korea
Celltrion Healthcare Co. Ltd. .. (3,937) (295,344) (256.8)
Hyundai Motor Co. ........ (2,539) (371,649) (323.2)
LG Chem Ltd. ............ (258) (140,682) (122.3)
Samsung SDI Co. Ltd. ...... (192) (75,636) (65.8)
SK Holdings Co. Ltd. ....... (799) (130,116) (113.2)
SK Hynix, Inc. ........... (3,156) (223,895) (194.7)
SK Innovation Co. Ltd. ...... (1,692) (189,121) (164.5)
(1,426,443)
Spain
Amadeus IT Group SA ...... (2,730) (130,074) (113.1)
CaixaBank SA ........... (18,129) (33,078) (28.8)
Cellnex Telecom SA ....... (8,472) (543,826) (473.0)
Ferrovial SA ............. (5,650) (122,365) (106.4)
Naturgy Energy Group SA ... (21,460) (398,687) (346.7)
(1,228,030)
Sweden
Svenska Cellulosa AB SCA,
Class B .............. (4,840) (65,468) (56.9)
Telefonaktiebolaget LM Ericsson,
Class B .............. (6,853) (76,510) (66.5)
Telia Co. AB ............. (80,195) (306,838) (266.8)
(448,816)
Switzerland
ABB Ltd. (Registered) ...... (8,742) (212,125) (184.5)
Barry Callebaut AG (Registered) (40) (82,586) (71.8)
Credit Suisse Group AG
(Registered) ........... (40,900) (385,743) (335.5)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Switzerland (continued)
Temenos AG (Registered) ... (2,050) $ (220,317) (191.6) %
UBS Group AG (Registered) .. (30,929) (360,074) (313.1)
(1,260,845)
Taiwan
Catcher Technology Co. Ltd. .. (109,000) (689,045) (599.3)
Formosa Plastics Corp. ..... (40,000) (110,727) (96.3)
Nanya Technology Corp. .... (161,000) (326,258) (283.7)
(1,126,030)
United Kingdom
Admiral Group plc ......... (2,145) (76,413) (66.5)
CNH Industrial NV ......... (4,450) (34,504) (30.0)
Fiat Chrysler Automobiles NV . (19,740) (242,163) (210.6)
Imperial Brands plc ........ (2,580) (40,835) (35.5)
Informa plc .............. (34,910) (189,409) (164.7)
Intertek Group plc ......... (1,140) (82,115) (71.4)
SSE plc ................ (6,433) (105,498) (91.8)
Taylor Wimpey plc ......... (39,292) (53,834) (46.8)
Tesco plc ............... (61,090) (162,594) (141.4)
Wm Morrison Supermarkets plc (41,460) (87,517) (76.1)
(1,074,882)
United States
3M Co. ................ (1,004) (160,600) (139.7)
Albemarle Corp. .......... (1,254) (116,885) (101.7)
Altria Group, Inc. .......... (335) (12,087) (10.5)
American International Group,
Inc. ................. (5,993) (188,720) (164.1)
AmerisourceBergen Corp. ... (3,300) (317,031) (275.7)
Analog Devices, Inc. ....... (2,670) (316,475) (275.2)
Aptiv plc ............... (5,204) (502,134) (436.7)
Athene Holding Ltd., Class A .. (4,210) (135,057) (117.5)
Ball Corp. .............. (630) (56,070) (48.8)
Becton Dickinson and Co. ... (2,530) (584,759) (508.5)
BioMarin Pharmaceutical, Inc. . (2,438) (181,460) (157.8)
Black Knight, Inc. ......... (6,324) (556,196) (483.7)
Boston Scientific Corp. ...... (5,826) (199,657) (173.6)
Broadridge Financial Solutions,
Inc. ................. (880) (121,088) (105.3)
Brown-Forman Corp., Class B . (1,910) (133,146) (115.8)
Cable One, Inc. .......... (120) (207,823) (180.7)
Cabot Oil & Gas Corp. ...... (3,860) (68,669) (59.7)
CarMax, Inc. ............ (2,380) (205,727) (178.9)
Centene Corp. ........... (999) (59,041) (51.3)
CenterPoint Energy, Inc. .... (8,080) (170,730) (148.5)
CenturyLink, Inc. .......... (3,880) (33,446) (29.1)
CF Industries Holdings, Inc. .. (1,990) (54,944) (47.8)
Charles Schwab Corp. (The) .. (3,850) (158,274) (137.6)
Chevron Corp. ........... (3,520) (244,640) (212.8)
Church & Dwight Co., Inc. ... (1,946) (172,007) (149.6)
Cincinnati Financial Corp. .... (2,420) (171,191) (148.9)
Cisco Systems, Inc. ........ (9,019) (323,782) (281.6)
Comcast Corp., Class A ..... (4,398) (185,772) (161.6)
Consolidated Edison, Inc. .... (210) (16,483) (14.3)
Cooper Cos., Inc. (The) ..... (220) (70,191) (61.0)
Copart, Inc. ............. (2,215) (244,447) (212.6)
Corning, Inc. ............ (3,140) (100,386) (87.3)
Dell Technologies, Inc., Class C (2,716) (163,666) (142.3)
Discovery, Inc., Class C ..... (2,560) (46,899) (40.8)
Dollar Tree, Inc. .......... (1,237) (111,726) (97.2)
Dominion Energy, Inc. ...... (520) (41,777) (36.3)
DR Horton, Inc. ........... (639) (42,692) (37.1)
Eastman Chemical Co. ..... (1,577) (127,485) (110.9)
Edison International ........ (13,965) (782,599) (680.6)
Elanco Animal Health, Inc. ... (2,091) (64,842) (56.4)
Shares Value
% of Basket
Value
United States (continued)
EPAM Systems, Inc. ....... (565) $ (174,557) (151.8) %
Equifax, Inc. ............. (322) (43,985) (38.3)
Everest Re Group Ltd. ...... (690) (135,985) (118.3)
Exact Sciences Corp. ...... (950) (117,639) (102.3)
Expedia Group, Inc. ........ (1,520) (143,108) (124.5)
Fastenal Co. ............ (5,272) (227,909) (198.2)
Fidelity National Information
Services, Inc. .......... (3,540) (441,049) (383.6)
Fiserv, Inc. .............. (2,224) (212,325) (184.7)
FLIR Systems, Inc. ........ (1,400) (48,566) (42.2)
Ford Motor Co. ........... (48,117) (371,944) (323.5)
Fox Corp., Class B ........ (4,050) (105,867) (92.1)
Freeport-McMoRan, Inc. .... (19,399) (336,379) (292.5)
Garmin Ltd. ............. (1,190) (123,784) (107.7)
Genuine Parts Co. ........ (2,367) (214,048) (186.2)
Global Payments, Inc. ...... (1,830) (288,664) (251.0)
Globe Life, Inc. ........... (2,276) (184,561) (160.5)
Guidewire Software, Inc. .... (1,796) (172,614) (150.1)
Hasbro, Inc. ............. (3,570) (295,310) (256.8)
Hormel Foods Corp. ....... (2,470) (120,264) (104.6)
Howmet Aerospace, Inc. .... (6,913) (119,249) (103.7)
Huntington Ingalls Industries,
Inc. ................. (920) (135,682) (118.0)
IDEX Corp. ............. (320) (54,525) (47.4)
IHS Markit Ltd. ........... (3,044) (246,168) (214.1)
International Flavors &
Fragrances, Inc. ........ (6,458) (662,978) (576.6)
Intuitive Surgical, Inc. ...... (4) (2,668) (2.3)
Jacobs Engineering Group, Inc. (1,300) (123,500) (107.4)
Johnson & Johnson ........ (365) (50,045) (43.5)
Johnson Controls International
plc ................. (1,400) (59,094) (51.4)
Kellogg Co. ............. (1,160) (72,952) (63.4)
Keurig Dr Pepper, Inc. ...... (9,179) (246,915) (214.7)
Kraft Heinz Co. (The) ....... (4,594) (140,530) (122.2)
L3Harris Technologies, Inc. ... (1,170) (188,499) (163.9)
Laboratory Corp. of America
Holdings ............. (69) (13,784) (12.0)
Lear Corp. .............. (1,620) (195,712) (170.2)
Live Nation Entertainment, Inc. (1,019) (49,727) (43.2)
LyondellBasell Industries NV,
Class A .............. (2,549) (174,479) (151.7)
Marvell Technology Group Ltd. (15,100) (566,401) (492.6)
Maxim Integrated Products, Inc. (1,690) (117,709) (102.4)
Microchip Technology, Inc. ... (2,561) (269,110) (234.0)
Mylan NV .............. (10,779) (156,727) (136.3)
Northern Trust Corp. ....... (3,700) (289,599) (251.9)
Packaging Corp. of America .. (2,788) (319,198) (277.6)
Paycom Software, Inc. ...... (820) (298,554) (259.6)
Perrigo Co. plc ........... (12,118) (531,617) (462.3)
Principal Financial Group, Inc. . (3,787) (148,526) (129.2)
PTC, Inc. ............... (1,679) (140,835) (122.5)
Quest Diagnostics, Inc. ..... (520) (63,513) (55.2)
Raymond James Financial, Inc. (638) (48,769) (42.4)
Roper Technologies, Inc. .... (388) (144,080) (125.3)
Ross Stores, Inc. ......... (4,480) (381,562) (331.8)
Sarepta Therapeutics, Inc. ... (1,464) (198,972) (173.0)
Seagen, Inc. ............ (700) (116,760) (101.5)
Teleflex, Inc. ............. (150) (47,735) (41.5)
Tesla, Inc. .............. (359) (139,306) (121.2)
Tiffany & Co. ............ (1,172) (153,344) (133.4)
TJX Cos., Inc. (The) ....... (9,780) (496,824) (432.1)
Trade Desk, Inc. (The), Class A (585) (331,373) (288.2)
Trimble, Inc. ............. (1,048) (50,440) (43.9)
Truist Financial Corp. ....... (4,214) (177,494) (154.4)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States (continued)
Twilio, Inc., Class A ........ (442) $ (123,305) (107.2) %
Twitter, Inc. ............. (6,609) (273,348) (237.7)
Tyler Technologies, Inc. ..... (160) (61,501) (53.5)
UnitedHealth Group, Inc. .... (737) (224,888) (195.6)
Vail Resorts, Inc. .......... (1,540) (357,342) (310.8)
Varian Medical Systems, Inc. . (540) (93,312) (81.2)
VF Corp. ............... (110) (7,392) (6.4)
Visa, Inc., Class A ......... (2,700) (490,617) (426.7)
Voya Financial, Inc. ........ (4,930) (236,295) (205.5)
Vulcan Materials Co. ....... (1,160) (168,014) (146.1)
Walt Disney Co. (The) ...... (7,723) (936,414) (814.4)
WestRock Co. ........... (3,838) (144,117) (125.3)
Williams Cos., Inc. (The) .... (2,190) (42,026) (36.5)
Xcel Energy, Inc. .......... (1,390) (97,342) (84.7)
Xylem, Inc. .............. (1,820) (158,595) (137.9)
(22,348,625)
Total Reference Entity — Short ............ (52,388,615)
Net Value of Reference Entity — Citibank NA .. $ 114,986
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse
International, as of October 31, 2020, expiration date 02/08/23:
Reference Entity — Long
Australia
AGL Energy Ltd. .......... 4,261 37,346 (53.3)
Aristocrat Leisure Ltd. ...... 1,340 26,983 (38.5)
Coca-Cola Amatil Ltd. ...... 3,954 34,565 (49.4)
Cochlear Ltd. ............ 913 136,270 (194.6)
Macquarie Group Ltd. ...... 3,570 318,301 (454.5)
QBE Insurance Group Ltd. ... 36,548 211,345 (301.8)
Rio Tinto plc ............. 1,752 99,096 (141.5)
Santos Ltd. ............. 73,296 243,664 (347.9)
Wesfarmers Ltd. .......... 8,107 262,421 (374.7)
1,369,991
Austria
OMV AG ............... 19,565 452,272 (645.8)
Belgium
Etablissements Franz Colruyt
NV ................. 624 36,933 (52.7)
Groupe Bruxelles Lambert SA . 1,476 121,044 (172.8)
157,977
Canada
BCE, Inc. ............... 4,150 166,772 (238.1)
Constellation Software, Inc. .. 70 73,483 (104.9)
Hydro One Ltd. ........... 8,540 186,594 (266.4)
Loblaw Cos. Ltd. .......... 2,380 118,473 (169.2)
Manulife Financial Corp. ..... 48,730 660,560 (943.2)
Pembina Pipeline Corp. ..... 3,823 80,030 (114.3)
Rogers Communications, Inc.,
Class B .............. 7,084 287,763 (410.9)
Sun Life Financial, Inc. ...... 9,150 364,063 (519.8)
1,937,738
Denmark
Carlsberg A/S, Class B ..... 5,302 671,344 (958.6)
Genmab A/S ............ 207 69,143 (98.7)
Novo Nordisk A/S, Class B ... 4,578 291,919 (416.8)
Novozymes A/S, Class B .... 2,335 140,430 (200.5)
1,172,836
Shares Value
% of Basket
Value
Finland
Fortum OYJ ............. 7,620 $ 143,230 (204.5) %
Stora Enso OYJ, Class R .... 11,590 169,132 (241.5)
312,362
France
BNP Paribas SA .......... 2,880 100,439 (143.4)
Bollore SA .............. 7,567 27,124 (38.7)
Carrefour SA ............ 1,854 28,815 (41.1)
Cie de Saint-Gobain ....... 5,112 199,130 (284.3)
Credit Agricole SA ......... 7,910 62,572 (89.4)
Engie SA ............... 21,970 265,717 (379.4)
Ipsen SA ............... 785 71,498 (102.1)
Legrand SA ............. 8,701 644,042 (919.6)
Orange SA .............. 55,361 621,683 (887.7)
Peugeot SA ............. 15,745 282,846 (403.9)
Sartorius Stedim Biotech .... 300 113,763 (162.4)
Schneider Electric SE ...... 2,400 291,616 (416.4)
Sodexo SA ............. 2,670 171,511 (244.9)
Thales SA .............. 410 26,716 (38.2)
Veolia Environnement SA .... 8,796 163,717 (233.8)
3,071,189
Germany
Brenntag AG ............ 1,302 83,219 (118.8)
Deutsche Boerse AG ....... 704 103,737 (148.1)
Deutsche Post AG (Registered) 5,867 260,131 (371.4)
Deutsche Telekom AG
(Registered) ........... 21,428 325,679 (465.0)
Evonik Industries AG ....... 7,350 176,965 (252.7)
GEA Group AG ........... 683 22,746 (32.5)
HeidelbergCement AG ...... 7,039 402,585 (574.9)
HOCHTIEF AG ........... 1,215 89,382 (127.6)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 103 24,141 (34.5)
Puma SE ............... 2,474 216,582 (309.3)
Symrise AG ............. 1,959 241,565 (344.9)
Telefonica Deutschland Holding
AG ................. 55,400 139,734 (199.5)
2,086,466
Hong Kong
CK Asset Holdings Ltd. ..... 22,000 102,157 (145.9)
Hang Seng Bank Ltd. ...... 8,000 123,248 (176.0)
Swire Pacific Ltd., Class A ... 5,500 25,081 (35.8)
Techtronic Industries Co. Ltd. . 28,000 377,142 (538.5)
627,628
Israel
Check Point Software
Technologies Ltd. ....... 190 21,576 (30.8)
Italy
Assicurazioni Generali SpA ... 4,240 56,876 (81.2)
Enel SpA ............... 10,030 79,744 (113.9)
Eni SpA ................ 4,580 32,083 (45.8)
Intesa Sanpaolo SpA ....... 51,090 84,815 (121.1)
Moncler SpA ............ 1,938 77,543 (110.7)
Recordati Industria Chimica e
Farmaceutica SpA ...... 740 38,365 (54.8)
369,426
Japan
AGC, Inc. .............. 27,500 858,714 (1,226.2)
Ajinomoto Co., Inc. ........ 14,800 297,343 (424.6)
Asahi Group Holdings Ltd. ... 3,200 99,031 (141.4)
Bridgestone Corp. ......... 9,100 296,615 (423.5)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Japan (continued)
Brother Industries Ltd. ...... 1,800 $ 27,814 (39.7) %
Denso Corp. ............ 13,200 615,075 (878.3)
East Japan Railway Co. ..... 3,100 162,110 (231.5)
ENEOS Holdings, Inc. ...... 106,500 359,361 (513.1)
Hitachi Ltd. ............. 19,100 643,752 (919.2)
Hoshizaki Corp. .......... 600 47,916 (68.4)
Kose Corp. ............. 700 89,233 (127.4)
Kyocera Corp. ........... 6,500 357,971 (511.2)
Kyushu Railway Co. ....... 1,100 23,398 (33.4)
MEIJI Holdings Co. Ltd. ..... 10,900 789,700 (1,127.6)
MINEBEA MITSUMI, Inc. .... 17,200 310,655 (443.6)
Mitsubishi Chemical Holdings
Corp. ............... 800 4,502 (6.4)
Mitsubishi Electric Corp. ..... 44,900 578,262 (825.7)
Mitsubishi Heavy Industries Ltd. 38,200 820,736 (1,171.9)
Mizuho Financial Group, Inc. .. 6,420 79,043 (112.9)
NEC Corp. .............. 4,300 216,592 (309.3)
Nippon Steel Corp. ........ 2,600 25,218 (36.0)
Nissin Foods Holdings Co. Ltd. 4,600 398,312 (568.8)
Nitori Holdings Co. Ltd. ..... 1,000 205,557 (293.5)
Nitto Denko Corp. ......... 8,300 583,123 (832.6)
Olympus Corp. ........... 1,000 19,144 (27.3)
Ono Pharmaceutical Co. Ltd. . 15,200 433,583 (619.1)
Otsuka Holdings Co. Ltd. .... 8,000 296,292 (423.1)
Ricoh Co. Ltd. ........... 4,500 29,552 (42.2)
Rohm Co. Ltd. ........... 3,000 230,661 (329.4)
Sega Sammy Holdings, Inc. .. 1,800 22,557 (32.2)
Sekisui House Ltd. ........ 8,400 139,552 (199.3)
Seven & i Holdings Co. Ltd. .. 1,000 30,395 (43.4)
Shimadzu Corp. .......... 6,300 180,138 (257.2)
Shimizu Corp. ........... 3,500 24,302 (34.7)
Subaru Corp. ............ 6,900 126,636 (180.8)
Sumitomo Electric Industries
Ltd. ................ 70,600 779,430 (1,112.9)
Sumitomo Mitsui Financial
Group, Inc. ........... 8,600 238,064 (339.9)
TDK Corp. .............. 800 94,081 (134.3)
Terumo Corp. ............ 3,000 110,412 (157.7)
Toray Industries, Inc. ....... 68,200 308,598 (440.7)
Trend Micro, Inc. .......... 1,500 84,023 (120.0)
West Japan Railway Co. .... 100 4,290 (6.1)
Yakult Honsha Co. Ltd. ..... 4,200 203,251 (290.2)
11,244,994
Luxembourg
ArcelorMittal SA .......... 2,229 30,225 (43.1)
Netherlands
Akzo Nobel NV ........... 3,518 338,391 (483.2)
Koninklijke Ahold Delhaize NV . 2,057 56,394 (80.5)
Koninklijke DSM NV ....... 138 22,070 (31.5)
Koninklijke Philips NV ...... 11,680 540,980 (772.5)
Randstad NV ............ 493 24,599 (35.1)
Royal Dutch Shell plc, Class A . 22,360 281,278 (401.6)
Wolters Kluwer NV ........ 1,247 100,965 (144.2)
1,364,677
Norway
Equinor ASA ............ 1,817 23,184 (33.1)
Orkla ASA .............. 31,927 301,385 (430.3)
324,569
Shares Value
% of Basket
Value
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 7,400 $ 45,641 (65.2) %
United Overseas Bank Ltd. ... 4,700 65,304 (93.2)
110,945
South Africa
Anglo American plc ........ 14,684 344,533 (491.9)
South Korea
KB Financial Group, Inc. .... 10,276 367,570 (524.8)
Kia Motors Corp. .......... 3,675 164,821 (235.3)
KT&G Corp. ............. 4,636 331,030 (472.7)
LG Electronics, Inc. ........ 3,950 293,641 (419.3)
NCSoft Corp. ............ 249 171,084 (244.3)
Samsung Electronics Co. Ltd.
(Preference) .......... 3,740 166,374 (237.6)
SK Telecom Co. Ltd. ....... 590 111,881 (159.8)
1,606,401
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 115,073 332,003 (474.1)
Banco Santander SA ....... 20,320 40,692 (58.1)
Endesa SA ............. 857 22,993 (32.8)
Iberdrola SA ............. 15,370 181,483 (259.1)
Industria de Diseno Textil SA .. 16,757 413,719 (590.7)
990,890
Sweden
Alfa Laval AB ............ 9,800 199,055 (284.2)
Lundin Energy AB ......... 3,928 75,091 (107.2)
SKF AB, Class B .......... 9,419 192,816 (275.3)
Swedish Match AB ........ 4,302 323,436 (461.9)
790,398
Switzerland
Geberit AG (Registered) ..... 520 295,968 (422.6)
Givaudan SA (Registered) ... 75 305,845 (436.7)
LafargeHolcim Ltd. (Registered) 3,700 158,803 (226.8)
Novartis AG (Registered) .... 4,308 335,690 (479.3)
Sonova Holding AG (Registered) 194 46,049 (65.7)
STMicroelectronics NV ..... 7,980 243,424 (347.6)
Swatch Group AG (The) ..... 1,507 319,139 (455.7)
Swisscom AG (Registered) ... 76 38,654 (55.2)
1,743,572
United Kingdom
Associated British Foods plc .. 12,759 280,593 (400.7)
Aviva plc ............... 123,113 410,653 (586.4)
Barclays plc ............. 372,100 515,759 (736.4)
Berkeley Group Holdings plc .. 2,013 105,840 (151.1)
BP plc ................. 34,390 87,718 (125.3)
Bunzl plc ............... 664 20,641 (29.5)
CK Hutchison Holdings Ltd. .. 35,000 211,399 (301.9)
Compass Group plc ........ 5,442 74,489 (106.4)
DCC plc ............... 3,080 200,145 (285.8)
Experian plc ............. 8,724 319,594 (456.3)
GlaxoSmithKline plc ....... 23,800 397,424 (567.5)
InterContinental Hotels Group
plc ................. 338 17,174 (24.5)
RSA Insurance Group plc .... 78,470 430,926 (615.3)
Sage Group plc (The) ...... 25,690 211,375 (301.8)
Unilever NV ............. 4,287 241,674 (345.1)
3,525,404

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States
ABIOMED, Inc. ........... 400 $ 100,752 (143.9) %
Adobe, Inc. ............. 501 223,997 (319.8)
Advance Auto Parts, Inc. .... 310 45,657 (65.2)
Agilent Technologies, Inc. .... 1,920 196,013 (279.9)
Align Technology, Inc. ...... 154 65,616 (93.7)
Alliant Energy Corp. ....... 13,786 762,090 (1,088.2)
Allstate Corp. (The) ........ 10,228 907,735 (1,296.1)
Amazon.com, Inc. ......... 61 185,205 (264.4)
Ameren Corp. ............ 857 69,520 (99.3)
American Financial Group, Inc. 11 824 (1.2)
American Water Works Co., Inc. 2,110 317,576 (453.5)
Ameriprise Financial, Inc. .... 767 123,357 (176.1)
AMETEK, Inc. ........... 3,447 338,495 (483.3)
Applied Materials, Inc. ...... 13,321 789,003 (1,126.6)
Assurant, Inc. ............ 260 32,336 (46.2)
Atmos Energy Corp. ....... 1,555 142,547 (203.5)
Autodesk, Inc. ........... 2,052 483,328 (690.1)
Avery Dennison Corp. ...... 1,845 255,330 (364.6)
Berkshire Hathaway, Inc., Class
B .................. 168 33,919 (48.4)
Best Buy Co., Inc. ......... 3,811 425,117 (607.0)
Biogen, Inc. ............. 457 115,196 (164.5)
Brown & Brown, Inc. ....... 5,970 259,755 (370.9)
Cadence Design Systems, Inc. 1,305 142,728 (203.8)
Capital One Financial Corp. .. 2,359 172,396 (246.2)
Cerner Corp. ............ 9,993 700,409 (1,000.1)
Chipotle Mexican Grill, Inc. ... 162 194,640 (277.9)
Citizens Financial Group, Inc. . 1,730 47,143 (67.3)
Citrix Systems, Inc. ........ 862 97,639 (139.4)
Clorox Co. (The) .......... 43 8,912 (12.7)
Colgate-Palmolive Co. ...... 1,920 151,469 (216.3)
Cummins, Inc. ........... 947 208,236 (297.3)
CVS Health Corp. ......... 2,049 114,928 (164.1)
Dentsply Sirona, Inc. ....... 50 2,360 (3.4)
Domino's Pizza, Inc. ....... 146 55,235 (78.9)
Dover Corp. ............. 1,937 214,445 (306.2)
DTE Energy Co. .......... 494 60,969 (87.1)
eBay, Inc. .............. 659 31,388 (44.8)
Edwards Lifesciences Corp. .. 680 48,749 (69.6)
Electronic Arts, Inc. ........ 2,140 256,436 (366.2)
Emerson Electric Co. ....... 3,050 197,610 (282.2)
EOG Resources, Inc. ....... 2,023 69,268 (98.9)
Equitable Holdings, Inc. ..... 2,083 44,764 (63.9)
Evergy, Inc. ............. 1,427 78,770 (112.5)
Exelon Corp. ............ 5,006 199,689 (285.1)
F5 Networks, Inc. ......... 2,408 320,120 (457.1)
Facebook, Inc., Class A ..... 1,130 297,314 (424.5)
Fair Isaac Corp. .......... 254 99,428 (142.0)
Fortune Brands Home & Security,
Inc. ................. 2,028 164,004 (234.2)
General Electric Co. ....... 26,460 196,333 (280.3)
General Motors Co. ........ 3,673 126,829 (181.1)
GoDaddy, Inc., Class A ..... 4,420 312,671 (446.5)
Hershey Co. (The) ........ 2,900 398,634 (569.2)
Hologic, Inc. ............. 1,112 76,528 (109.3)
Home Depot, Inc. (The) ..... 599 159,759 (228.1)
IDEXX Laboratories, Inc. .... 391 166,105 (237.2)
Illinois Tool Works, Inc. ...... 1,530 299,696 (427.9)
Incyte Corp. ............. 1,780 154,219 (220.2)
Insulet Corp. ............ 26 5,779 (8.2)
Intel Corp. .............. 2,109 93,387 (133.3)
Intercontinental Exchange, Inc. 1,396 131,782 (188.2)
Jazz Pharmaceuticals plc .... 787 113,407 (161.9)
JB Hunt Transport Services, Inc. 212 25,809 (36.8)
Jones Lang LaSalle, Inc. .... 387 43,677 (62.4)
Shares Value
% of Basket
Value
United States (continued)
KeyCorp ............... 18,410 $ 238,962 (341.2) %
Knight-Swift Transportation
Holdings, Inc. .......... 573 21,768 (31.1)
Kroger Co. (The) .......... 13,484 434,320 (620.2)
Lam Research Corp. ....... 30 10,262 (14.6)
Lowe's Cos., Inc. ......... 517 81,738 (116.7)
M&T Bank Corp. .......... 100 10,358 (14.8)
Markel Corp. ............ 60 55,968 (79.9)
Masco Corp. ............ 2,460 131,856 (188.3)
Merck & Co., Inc. ......... 2,565 192,914 (275.5)
Microsoft Corp. ........... 1,656 335,290 (478.8)
Molina Healthcare, Inc. ..... 405 75,520 (107.8)
Mondelez International, Inc.,
Class A .............. 1,777 94,394 (134.8)
Monster Beverage Corp. .... 617 47,244 (67.5)
Moody's Corp. ........... 725 190,603 (272.2)
Nasdaq, Inc. ............ 1,793 216,935 (309.8)
Netflix, Inc. .............. 168 79,924 (114.1)
Neurocrine Biosciences, Inc. .. 47 4,637 (6.6)
Nielsen Holdings plc ....... 4,560 61,606 (88.0)
NIKE, Inc., Class B ........ 697 83,696 (119.5)
NiSource, Inc. ........... 1,974 45,343 (64.7)
Norwegian Cruise Line Holdings
Ltd. ................ 3,340 55,544 (79.3)
NVIDIA Corp. ............ 76 38,103 (54.4)
Old Dominion Freight Line, Inc. 220 41,881 (59.8)
O'Reilly Automotive, Inc. .... 557 243,186 (347.2)
Owens Corning ........... 1,140 74,636 (106.6)
PACCAR, Inc. ........... 528 45,081 (64.4)
Paychex, Inc. ............ 5,584 459,284 (655.8)
PG&E Corp. ............. 7,393 70,677 (100.9)
Phillips 66 .............. 3,404 158,831 (226.8)
Procter & Gamble Co. (The) .. 570 78,147 (111.6)
PulteGroup, Inc. .......... 2,901 118,245 (168.8)
QUALCOMM, Inc. ......... 842 103,869 (148.3)
Regions Financial Corp. ..... 8,040 106,932 (152.7)
Robert Half International, Inc. . 654 33,151 (47.3)
Rockwell Automation, Inc. .... 1,896 449,580 (641.9)
RPM International, Inc. ..... 4,010 339,527 (484.8)
S&P Global, Inc. .......... 1,264 407,931 (582.5)
SEI Investments Co. ....... 543 26,688 (38.1)
Sensata Technologies Holding
plc ................. 1,290 56,386 (80.5)
ServiceNow, Inc. .......... 139 69,162 (98.8)
Sherwin-Williams Co. (The) .. 320 220,154 (314.4)
Signature Bank ........... 744 60,071 (85.8)
Starbucks Corp. .......... 3,066 266,619 (380.7)
Steel Dynamics, Inc. ....... 2,827 88,994 (127.1)
Stryker Corp. ............ 546 110,297 (157.5)
Synopsys, Inc. ........... 4,401 941,198 (1,343.9)
Tenaris SA .............. 41,000 195,653 (279.4)
Teradyne, Inc. ........... 2,362 207,502 (296.3)
Texas Instruments, Inc. ..... 375 54,221 (77.4)
Tractor Supply Co. ........ 230 30,638 (43.7)
Universal Health Services, Inc.,
Class B .............. 17 1,862 (2.7)
VeriSign, Inc. ............ 1,717 327,432 (467.5)
Vistra Corp. ............. 6,897 119,801 (171.1)
West Pharmaceutical Services,
Inc. ................. 2,609 709,831 (1,013.6)
WW Grainger, Inc. ......... 443 155,059 (221.4)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States (continued)
Zebra Technologies Corp., Class
A .................. 294 $ 83,390 (119.1) %
21,119,933
Total Reference Entity — Long ............ 54,776,002
Reference Entity — Short
Australia
CSL Ltd. ............... (688) (139,291) 198.9
Glencore plc ............ (74,919) (151,129) 215.8
Insurance Australia Group Ltd. (102,120) (342,788) 489.5
National Australia Bank Ltd. .. (17,394) (227,565) 324.9
Ramsay Health Care Ltd. .... (760) (33,299) 47.5
Sonic Healthcare Ltd. ...... (9,524) (233,272) 333.1
Transurban Group ......... (39,618) (375,170) 535.7
(1,502,514)
Belgium
Anheuser-Busch InBev SA/NV (5,845) (302,339) 431.7
Umicore SA ............. (7,623) (293,877) 419.6
(596,216)
Brazil
Wheaton Precious Metals Corp. (2,650) (121,610) 173.6
Canada
Canadian Natural Resources
Ltd. ................ (400) (6,365) 9.1
CGI, Inc. ............... (1,970) (122,240) 174.5
Great-West Lifeco, Inc. ..... (5,403) (110,104) 157.2
Imperial Oil Ltd. .......... (800) (10,640) 15.2
Power Corp. of Canada ..... (1,990) (37,894) 54.1
Shaw Communications, Inc.,
Class B .............. (1,140) (18,782) 26.8
Toronto-Dominion Bank (The) . (4,110) (181,330) 258.9
(487,355)
Denmark
Chr Hansen Holding A/S .... (1,910) (192,738) 275.2
Danske Bank A/S ......... (3,221) (42,928) 61.3
Demant A/S ............. (1,782) (56,263) 80.3
H Lundbeck A/S .......... (1,180) (33,266) 47.5
(325,195)
Finland
Kone OYJ, Class B ........ (656) (52,226) 74.6
Sampo OYJ, Class A ....... (8,070) (304,533) 434.8
(356,759)
France
Airbus SE .............. (990) (72,434) 103.4
Atos SE ................ (1,970) (134,582) 192.2
Bouygues SA ............ (8,090) (265,299) 378.8
Bureau Veritas SA ......... (5,070) (111,177) 158.7
Danone SA ............. (3,950) (219,088) 312.8
Edenred ............... (9,262) (431,739) 616.5
Iliad SA ................ (870) (168,199) 240.2
Kering SA .............. (190) (114,820) 163.9
LVMH Moet Hennessy Louis
Vuitton SE ............ (1,222) (572,810) 817.9
Orpea ................. (4,022) (401,734) 573.6
Pernod Ricard SA ......... (470) (75,718) 108.1
Renault SA ............. (1,705) (42,226) 60.3
Safran SA .............. (2,070) (218,343) 311.8
Ubisoft Entertainment SA .... (880) (77,733) 111.0
Vinci SA ............... (2,650) (209,311) 298.9
Shares Value
% of Basket
Value
France (continued)
Worldline SA ............ (3,570) $ (264,417) 377.6%
(3,379,630)
Germany
Bayer AG (Registered) ...... (2,676) (125,747) 179.6
Bayerische Motoren Werke AG (2,060) (140,778) 201.0
Carl Zeiss Meditec AG ...... (810) (104,660) 149.4
Commerzbank AG ......... (85,226) (403,401) 576.0
Delivery Hero SE ......... (4,223) (484,776) 692.2
Deutsche Bank AG (Registered) (29,054) (268,492) 383.4
E.ON SE ............... (6,110) (63,631) 90.9
Fresenius Medical Care AG &
Co. KGaA ............ (3,702) (282,693) 403.7
Fresenius SE & Co. KGaA ... (3,350) (124,263) 177.4
Just Eat Takeaway.com NV ... (3,681) (409,498) 584.7
KION Group AG .......... (1,965) (153,114) 218.6
Knorr-Bremse AG ......... (2,093) (242,372) 346.1
Siemens Healthineers AG .... (3,170) (136,084) 194.3
United Internet AG (Registered) (7,961) (279,181) 398.6
(3,218,690)
Italy
Atlantia SpA ............. (5,371) (82,448) 117.7
Davide Campari-Milano NV .. (7,590) (79,326) 113.3
Infrastrutture Wireless Italiane
SpA ................ (97,040) (1,048,190) 1,496.7
(1,209,964)
Japan
ANA Holdings, Inc. ........ (8,500) (185,392) 264.7
Asahi Kasei Corp. ......... (12,200) (105,720) 151.0
Chubu Electric Power Co., Inc. (45,400) (508,562) 726.2
Daifuku Co. Ltd. .......... (3,200) (329,977) 471.2
Dai-ichi Life Holdings, Inc. ... (32,700) (488,388) 697.4
Daiichi Sankyo Co. Ltd. ..... (1,800) (47,509) 67.8
Daikin Industries Ltd. ....... (1,700) (318,127) 454.2
Daiwa House Industry Co. Ltd. (6,000) (157,649) 225.1
FANUC Corp. ............ (1,500) (316,837) 452.4
Fast Retailing Co. Ltd. ...... (300) (209,263) 298.8
FUJIFILM Holdings Corp. .... (1,100) (56,092) 80.1
Idemitsu Kosan Co. Ltd. ..... (15,300) (309,427) 441.8
ITOCHU Corp. ........... (3,900) (93,672) 133.8
Japan Post Holdings Co. Ltd. . (11,600) (79,593) 113.6
Japan Tobacco, Inc. ....... (5,400) (101,667) 145.2
Kansai Electric Power Co., Inc.
(The) ............... (20,600) (187,468) 267.7
Keyence Corp. ........... (800) (363,058) 518.4
Kintetsu Group Holdings Co.
Ltd. ................ (1,900) (75,915) 108.4
Kirin Holdings Co. Ltd. ...... (2,800) (50,479) 72.1
Kubota Corp. ............ (4,900) (85,153) 121.6
Mitsubishi Estate Co. Ltd. .... (9,400) (140,209) 200.2
Mitsui Fudosan Co. Ltd. ..... (6,700) (114,085) 162.9
MonotaRO Co. Ltd. ........ (10,600) (586,304) 837.2
Nidec Corp. ............. (6,500) (656,514) 937.4
Nomura Holdings, Inc. ...... (60,800) (272,289) 388.8
Obic Co. Ltd. ............ (1,600) (283,269) 404.5
Oriental Land Co. Ltd. ...... (5,000) (699,890) 999.4
Otsuka Corp. ............ (7,800) (358,423) 511.8
Pan Pacific International
Holdings Corp. ......... (4,800) (101,849) 145.4
Resona Holdings, Inc. ...... (35,100) (115,724) 165.2
Sharp Corp. ............. (36,700) (424,385) 606.0
Shiseido Co. Ltd. ......... (1,200) (74,288) 106.1
SMC Corp. .............. (900) (478,715) 683.6
SoftBank Group Corp. ...... (8,000) (521,071) 744.0

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Japan (continued)
Square Enix Holdings Co. Ltd. . (1,000) $ (58,103) 83.0%
Sumitomo Corp. .......... (12,900) (141,133) 201.5
Sumitomo Metal Mining Co. Ltd. (4,200) (130,552) 186.4
Sumitomo Realty & Development
Co. Ltd. .............. (3,900) (104,361) 149.0
Suzuki Motor Corp. ........ (3,600) (154,612) 220.8
Tokio Marine Holdings, Inc. ... (5,100) (227,943) 325.5
Tokyo Electric Power Co.
Holdings, Inc. .......... (8,500) (21,933) 31.3
Toyota Motor Corp. ........ (1,700) (111,600) 159.3
Unicharm Corp. .......... (1,900) (87,915) 125.5
Yamato Holdings Co. Ltd. .... (6,200) (164,117) 234.3
Yaskawa Electric Corp. ..... (9,900) (384,950) 549.7
Z Holdings Corp. .......... (23,200) (161,775) 231.0
(10,645,957)
Luxembourg
Eurofins Scientific SE ...... (295) (234,914) 335.4
Netherlands
ABN AMRO Bank NV, CVA ... (6,560) (53,886) 76.9
ASML Holding NV ......... (292) (105,646) 150.8
Koninklijke Vopak NV ...... (1,910) (99,279) 141.8
(258,811)
Norway
Mowi ASA .............. (14,528) (229,513) 327.7
Singapore
Singapore Telecommunications
Ltd. ................ (63,100) (93,799) 133.9
South Africa
Mondi plc ............... (12,246) (232,102) 331.4
South Korea
Celltrion Healthcare Co. Ltd. .. (4,280) (321,075) 458.5
Celltrion, Inc. ............ (1,695) (361,923) 516.8
Hyundai Motor Co. ........ (2,462) (360,378) 514.6
LG Chem Ltd. ............ (328) (178,852) 255.4
Samsung Biologics Co. Ltd. .. (341) (206,065) 294.2
Samsung SDI Co. Ltd. ...... (554) (218,241) 311.6
SK Hynix, Inc. ........... (2,330) (165,297) 236.0
SK Innovation Co. Ltd. ...... (522) (58,346) 83.3
(1,870,177)
Spain
Amadeus IT Group SA ...... (1,550) (73,852) 105.5
CaixaBank SA ........... (58,550) (106,830) 152.5
Cellnex Telecom SA ....... (5,194) (333,408) 476.1
Enagas SA ............. (718) (15,497) 22.1
Grifols SA .............. (16,058) (433,954) 619.6
Naturgy Energy Group SA ... (4,090) (75,985) 108.5
Siemens Gamesa Renewable
Energy SA ............ (20,462) (580,697) 829.2
Telefonica SA ............ (12,711) (41,349) 59.0
(1,661,572)
Sweden
Hexagon AB, Class B ...... (4,483) (328,591) 469.2
ICA Gruppen AB .......... (7,146) (338,280) 483.0
Svenska Cellulosa AB SCA,
Class B .............. (7,600) (102,802) 146.8
Svenska Handelsbanken AB,
Class A .............. (7,157) (57,991) 82.8
(827,664)
Shares Value
% of Basket
Value
Switzerland
Barry Callebaut AG (Registered) (240) $ (495,514) 707.5%
Clariant AG (Registered) .... (12,650) (217,020) 309.9
Sika AG (Registered) ....... (650) (159,903) 228.3
Swiss Re AG ............ (2,049) (147,037) 210.0
Vifor Pharma AG .......... (610) (68,653) 98.0
(1,088,127)
United Kingdom
Admiral Group plc ......... (7,509) (267,500) 382.0
AstraZeneca plc .......... (1,980) (198,803) 283.9
Auto Trader Group plc ...... (20,380) (153,226) 218.8
Barratt Developments plc .... (47,222) (295,165) 421.5
British American Tobacco plc . (23,051) (730,610) 1,043.2
CNH Industrial NV ......... (12,510) (96,998) 138.5
Croda International plc ...... (489) (38,220) 54.6
Hargreaves Lansdown plc ... (12,107) (212,552) 303.5
HSBC Holdings plc ........ (9,658) (40,473) 57.8
Imperial Brands plc ........ (17,300) (273,819) 391.0
Intertek Group plc ......... (1,170) (84,276) 120.3
London Stock Exchange Group
plc ................. (556) (59,936) 85.6
Melrose Industries plc ...... (106,552) (165,291) 236.0
National Grid plc .......... (12,488) (148,551) 212.1
Ocado Group plc ......... (6,268) (184,843) 263.9
Persimmon plc ........... (3,908) (118,321) 168.9
Prudential plc ............ (20,949) (256,217) 365.9
Reckitt Benckiser Group plc .. (4,716) (415,425) 593.2
Royal Bank of Scotland Group
plc ................. (27,900) (44,985) 64.2
Spirax-Sarco Engineering plc . (4,878) (713,132) 1,018.3
SSE plc ................ (520) (8,528) 12.2
Taylor Wimpey plc ......... (374,865) (513,601) 733.4
Tesco plc ............... (186,803) (497,185) 709.9
United Utilities Group plc .... (16,180) (180,873) 258.3
(5,698,530)
United States
Alnylam Pharmaceuticals, Inc. . (498) (61,239) 87.4
Altria Group, Inc. .......... (2,750) (99,220) 141.7
Analog Devices, Inc. ....... (1,355) (160,608) 229.3
ANSYS, Inc. ............. (700) (213,059) 304.2
AO Smith Corp. .......... (3,397) (175,591) 250.7
Archer-Daniels-Midland Co. .. (6,865) (317,438) 453.3
Arista Networks, Inc. ....... (893) (186,548) 266.4
Athene Holding Ltd., Class A .. (2,870) (92,070) 131.5
Ball Corp. .............. (4,065) (361,785) 516.6
BioMarin Pharmaceutical, Inc. . (810) (60,288) 86.1
Black Knight, Inc. ......... (2,135) (187,773) 268.1
BorgWarner, Inc. .......... (1,550) (54,219) 77.4
Broadcom, Inc. ........... (546) (190,898) 272.6
Broadridge Financial Solutions,
Inc. ................. (940) (129,344) 184.7
Bunge Ltd. .............. (7,147) (405,449) 578.9
Cabot Oil & Gas Corp. ...... (2,080) (37,003) 52.8
Catalent, Inc. ............ (7,049) (618,691) 883.4
Caterpillar, Inc. ........... (2,222) (348,965) 498.3
CBRE Group, Inc., Class A ... (2,639) (133,006) 189.9
Centene Corp. ........... (6,310) (372,921) 532.5
CenturyLink, Inc. .......... (6,200) (53,444) 76.3
CF Industries Holdings, Inc. .. (1,080) (29,819) 42.6
Charles Schwab Corp. (The) .. (3,529) (145,077) 207.2
Cheniere Energy, Inc. ...... (2,470) (118,239) 168.8
Church & Dwight Co., Inc. ... (405) (35,798) 51.1
Cincinnati Financial Corp. .... (1,690) (119,551) 170.7
Cisco Systems, Inc. ........ (8,629) (309,781) 442.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States (continued)
Cognex Corp. ............ (4,036) $ (265,972) 379.8%
Consolidated Edison, Inc. .... (1,790) (140,497) 200.6
Cooper Cos., Inc. (The) ..... (150) (47,857) 68.3
CoStar Group, Inc. ........ (129) (106,246) 151.7
Dell Technologies, Inc., Class C (1,629) (98,164) 140.2
Discovery, Inc., Class C ..... (2,560) (46,899) 67.0
Dollar Tree, Inc. .......... (736) (66,476) 94.9
Dominion Energy, Inc. ...... (3,220) (258,695) 369.4
Eastman Chemical Co. ..... (2,807) (226,918) 324.0
Elanco Animal Health, Inc. ... (15,722) (487,539) 696.2
Estee Lauder Cos., Inc. (The),
Class A .............. (99) (21,746) 31.1
Everest Re Group Ltd. ...... (180) (35,474) 50.7
Eversource Energy ........ (580) (50,617) 72.3
Exact Sciences Corp. ...... (1,000) (123,830) 176.8
First Republic Bank ........ (1,018) (128,411) 183.4
Garmin Ltd. ............. (1,560) (162,271) 231.7
Gartner, Inc. ............. (2,003) (240,560) 343.5
Globe Life, Inc. ........... (3,610) (292,735) 418.0
Guidewire Software, Inc. .... (1,570) (150,893) 215.5
Hasbro, Inc. ............. (2,080) (172,058) 245.7
HEICO Corp., Class A ...... (2,290) (214,115) 305.7
Hess Corp. ............. (10,066) (374,657) 535.0
Honeywell International, Inc. .. (1,338) (220,703) 315.1
Hormel Foods Corp. ....... (5,701) (277,582) 396.4
Huntington Bancshares, Inc. .. (12,040) (125,698) 179.5
Huntington Ingalls Industries,
Inc. ................. (760) (112,085) 160.0
IHS Markit Ltd. ........... (988) (79,900) 114.1
Ingredion, Inc. ........... (1,890) (133,982) 191.3
International Business Machines
Corp. ............... (3,395) (379,086) 541.3
International Paper Co. ..... (3,440) (150,500) 214.9
IPG Photonics Corp. ....... (3,077) (572,199) 817.0
Jack Henry & Associates, Inc. . (660) (97,845) 139.7
Jacobs Engineering Group, Inc. (3,888) (369,360) 527.4
Kellogg Co. ............. (1,400) (88,046) 125.7
Kraft Heinz Co. (The) ....... (6,600) (201,894) 288.3
Laboratory Corp. of America
Holdings ............. (1,340) (267,692) 382.2
Las Vegas Sands Corp. ..... (5,089) (244,577) 349.2
Leidos Holdings, Inc. ....... (2,480) (205,840) 293.9
Live Nation Entertainment, Inc. (770) (37,576) 53.7
LyondellBasell Industries NV,
Class A .............. (1,380) (94,461) 134.9
Marathon Petroleum Corp. ... (2,605) (76,848) 109.7
Martin Marietta Materials, Inc. . (260) (69,251) 98.9
McCormick & Co., Inc. (Non-
Voting) .............. (940) (169,679) 242.3
Microchip Technology, Inc. ... (1,918) (201,543) 287.8
Mohawk Industries, Inc. ..... (1,548) (159,738) 228.1
Molson Coors Beverage Co.,
Class B .............. (2,800) (98,728) 141.0
Mylan NV .............. (15,260) (221,880) 316.8
Newell Brands, Inc. ........ (14,967) (264,317) 377.4
Norfolk Southern Corp. ..... (810) (169,387) 241.9
Norwegian Cruise Line Holdings
Ltd. ................ (3,340) (55,544) 79.3
Occidental Petroleum Corp. .. (19,053) (173,954) 248.4
Omnicom Group, Inc. ....... (1,186) (55,979) 79.9
ON Semiconductor Corp. .... (10,741) (269,492) 384.8
Paycom Software, Inc. ...... (210) (76,459) 109.2
PerkinElmer, Inc. ......... (1,412) (182,925) 261.2
Pfizer, Inc. .............. (3,410) (120,987) 172.8
Principal Financial Group, Inc. . (2,506) (98,285) 140.3
Shares Value
% of Basket
Value
United States (continued)
QIAGEN NV ............. (3,730) $ (177,111) 252.9%
Rollins, Inc. ............. (3,080) (178,178) 254.4
Roper Technologies, Inc. .... (2,060) (764,960) 1,092.3
Royal Caribbean Cruises Ltd. . (1,904) (107,424) 153.4
Splunk, Inc. ............. (720) (142,589) 203.6
SVB Financial Group ....... (138) (40,117) 57.3
Tiffany & Co. ............ (4,667) (610,630) 871.9
T-Mobile US, Inc. ......... (678) (74,288) 106.1
Trane Technologies plc ..... (2,600) (345,150) 492.8
Travelers Cos., Inc. (The) .... (1,310) (158,130) 225.8
Trimble, Inc. ............. (2,230) (107,330) 153.3
Truist Financial Corp. ....... (5,790) (243,875) 348.2
Tyler Technologies, Inc. ..... (975) (374,770) 535.1
Vail Resorts, Inc. .......... (170) (39,447) 56.3
Valero Energy Corp. ....... (1,650) (63,706) 91.0
Varian Medical Systems, Inc. . (1,477) (255,226) 364.4
Verisk Analytics, Inc. ....... (452) (80,442) 114.9
Vulcan Materials Co. ....... (1,100) (159,324) 227.5
W R Berkley Corp. ........ (5,890) (354,107) 505.6
Walgreens Boots Alliance, Inc. (4,905) (166,966) 238.4
Western Digital Corp. ....... (10,861) (409,786) 585.1
Western Union Co. (The) .... (4,850) (94,284) 134.6
Westinghouse Air Brake
Technologies Corp. ...... (950) (56,335) 80.4
WestRock Co. ........... (2,250) (84,488) 120.6
Williams Cos., Inc. (The) .... (1,960) (37,612) 53.7
Xilinx, Inc. .............. (1,750) (207,707) 296.6
Xylem, Inc. .............. (6,228) (542,708) 774.9
Zillow Group, Inc., Class C ... (855) (75,770) 108.2
(20,806,936)
Total Reference Entity — Short ............ (54,846,035)
Net Value of Reference Entity — Credit Suisse
International ......................... $ (70,033)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of October 31, 2020, expiration dates 03/29/21-02/17/23:
Reference Entity — Long
Australia
Australia & New Zealand Banking
Group Ltd. ............ 37,177 493,362 719.5
Coca-Cola Amatil Ltd. ...... 23,863 208,606 304.2
Macquarie Group Ltd. ...... 1,387 123,665 180.3
Magellan Financial Group Ltd. . 653 25,309 36.9
Qantas Airways Ltd. ....... 20,188 59,392 86.6
REA Group Ltd. .......... 1,866 155,180 226.3
Rio Tinto plc ............. 1,217 68,835 100.4
South32 Ltd. ............ 225,755 322,148 469.8
Suncorp Group Ltd. ........ 36,946 213,374 311.2
Tabcorp Holdings Ltd. ...... 18,716 43,246 63.1
Wesfarmers Ltd. .......... 4,525 146,473 213.6
Westpac Banking Corp. ..... 9,370 118,595 172.9
Woolworths Group Ltd. ..... 8,850 238,068 347.2
2,216,253
Austria
ANDRITZ AG ............ 10,168 342,932 500.1
OMV AG ............... 3,390 78,365 114.3
421,297

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Belgium
Groupe Bruxelles Lambert SA . 6,448 $ 528,789 771.1%
KBC Group NV ........... 3,104 153,359 223.6
Proximus SADP .......... 18,853 366,506 534.5
Solvay SA .............. 770 62,563 91.2
Telenet Group Holding NV ... 13,777 529,870 772.7
1,641,087
Chile
Antofagasta plc ........... 2,872 38,296 55.9
China
Wilmar International Ltd. .... 18,400 54,474 79.4
Denmark
AP Moller - Maersk A/S, Class A 86 127,164 185.4
Coloplast A/S, Class B ...... 730 106,757 155.7
Genmab A/S ............ 140 46,764 68.2
GN Store Nord A/S ........ 2,280 164,153 239.4
Novo Nordisk A/S, Class B ... 4,692 299,188 436.3
Novozymes A/S, Class B .... 2,398 144,219 210.3
Pandora A/S ............ 1,074 85,200 124.3
973,445
Finland
Fortum OYJ ............. 5,029 94,528 137.8
Nokia OYJ .............. 5,402 18,211 26.6
Orion OYJ, Class B ........ 594 25,423 37.1
138,162
France
Accor SA ............... 2,291 58,393 85.1
Air Liquide SA ........... 787 115,090 167.8
Alstom SA .............. 4,075 182,069 265.5
BioMerieux ............. 408 60,751 88.6
Bollore SA .............. 95,675 342,947 500.1
Carrefour SA ............ 11,060 171,893 250.7
Cie de Saint-Gobain ....... 4,448 173,265 252.7
Cie Generale des Etablissements
Michelin SCA .......... 3,151 340,311 496.3
Credit Agricole SA ......... 13,948 110,336 160.9
Dassault Systemes SE ..... 365 62,236 90.8
Electricite de France SA ..... 4,140 48,053 70.1
Engie SA ............... 22,654 273,990 399.6
Eurazeo SE ............. 476 21,647 31.6
Faurecia SE ............. 722 27,383 39.9
Ipsen SA ............... 2,786 253,749 370.0
Orange SA .............. 2,460 27,625 40.3
Peugeot SA ............. 21,897 393,362 573.6
Sanofi ................. 2,213 199,819 291.4
Schneider Electric SE ...... 3,304 401,458 585.4
SCOR SE .............. 3,250 78,927 115.1
Societe Generale SA ....... 7,041 95,672 139.5
Sodexo SA ............. 2,898 186,156 271.5
Teleperformance .......... 109 32,720 47.7
Thales SA .............. 330 21,503 31.4
TOTAL SE .............. 3,666 111,068 162.0
3,790,423
Germany
Allianz SE (Registered) ..... 307 54,079 78.9
Aroundtown SA ........... 10,271 49,266 71.8
Brenntag AG ............ 3,056 195,329 284.9
Covestro AG ............ 2,774 132,392 193.1
Daimler AG (Registered) .... 520 26,878 39.2
Deutsche Lufthansa AG
(Registered) ........... 14,986 128,206 187.0
Deutsche Post AG (Registered) 5,801 257,205 375.1
Shares Value
% of Basket
Value
Germany (continued)
Deutsche Telekom AG
(Registered) ........... 2,580 $ 39,213 57.2%
Evonik Industries AG ....... 3,832 92,263 134.5
GEA Group AG ........... 14,504 483,037 704.4
Henkel AG & Co. KGaA
(Preference) .......... 2,043 198,805 289.9
LANXESS AG ........... 1,026 52,036 75.9
Nemetschek SE .......... 560 40,548 59.1
Puma SE ............... 4,605 403,136 587.9
Sartorius AG (Preference) ... 88 37,249 54.3
Siemens AG (Registered) .... 5,169 606,407 884.3
Telefonica Deutschland Holding
AG ................. 35,730 90,121 131.4
Volkswagen AG .......... 212 32,979 48.1
Vonovia SE ............. 4,379 279,658 407.8
Zalando SE ............. 2,198 204,687 298.5
3,403,494
Italy
DiaSorin SpA ............ 102 22,392 32.7
Enel SpA ............... 7,280 57,880 84.4
Eni SpA ................ 94,502 661,991 965.4
Intesa Sanpaolo SpA ....... 255,645 424,397 618.9
Moncler SpA ............ 770 30,809 44.9
Prysmian SpA ........... 1,360 37,009 54.0
Terna Rete Elettrica Nazionale
SpA ................ 54,533 368,195 536.9
UniCredit SpA ........... 4,140 31,006 45.2
1,633,679
Japan
Yamaha Corp. ........... 100 4,741 6.9
Luxembourg
ArcelorMittal SA .......... 4,645 62,986 91.9
Netherlands
Adyen NV .............. 73 122,694 178.9
Koninklijke Ahold Delhaize NV . 62,732 1,719,846 2,508.1
Koninklijke DSM NV ....... 330 52,776 77.0
Koninklijke Philips NV ...... 8,854 410,089 598.0
NN Group NV ............ 1,186 41,274 60.2
Randstad NV ............ 15,912 793,954 1,157.8
3,140,633
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 11,283 261,025 380.7
Norway
DNB ASA ............... 9,137 123,393 180.0
Equinor ASA ............ 2,189 27,931 40.7
Telenor ASA ............. 9,026 139,472 203.4
290,796
Portugal
EDP - Energias de Portugal SA 7,692 37,942 55.3
Russia
Evraz plc ............... 21,052 98,033 143.0
Singapore
City Developments Ltd. ..... 9,500 44,117 64.3
DBS Group Holdings Ltd. .... 16,600 247,271 360.6
Oversea-Chinese Banking Corp.
Ltd. ................ 71,000 437,910 638.6
Singapore Airlines Ltd. ...... 8,700 21,590 31.5

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Singapore (continued)
United Overseas Bank Ltd. ... 12,000 $ 166,733 243.2%
917,621
South Korea
LG Uplus Corp. ........... 22,294 218,249 318.3
NCSoft Corp. ............ 1 687 1.0
Samsung Electro-Mechanics Co.
Ltd. ................ 268 31,854 46.4
250,790
Spain
ACS Actividades de Construccion
y Servicios SA ......... 5,080 120,755 176.1
Endesa SA ............. 36,950 991,340 1,445.7
Iberdrola SA ............. 25,562 301,825 440.2
1,413,920
Sweden
Electrolux AB ............ 14,407 324,854 473.7
Evolution Gaming Group AB .. 841 62,377 91.0
Hennes & Mauritz AB, Class B 1,280 20,811 30.4
Husqvarna AB, Class B ..... 40,201 414,537 604.5
Industrivarden AB, Class C ... 3,548 90,595 132.1
Investor AB, Class B ....... 2,930 175,621 256.1
Lundin Energy AB ......... 4,710 90,040 131.3
Nibe Industrier AB, Class B ... 1,126 27,113 39.5
Sandvik AB ............. 4,414 78,680 114.7
Securitas AB, Class B ...... 13,324 188,081 274.3
SKF AB, Class B .......... 2,220 45,446 66.3
Swedish Match AB ........ 348 26,164 38.2
Volvo AB, Class B ......... 21,189 411,855 600.6
1,956,174
Switzerland
Coca-Cola HBC AG ........ 2,540 57,697 84.1
STMicroelectronics NV ..... 3,390 103,409 150.8
161,106
United Kingdom
Associated British Foods plc .. 6,831 150,226 219.1
Aviva plc ............... 49,489 165,074 240.7
Barclays plc ............. 164,607 228,158 332.7
Berkeley Group Holdings plc .. 1,505 79,130 115.4
BP plc ................. 96,001 244,868 357.1
BT Group plc ............ 17,493 22,974 33.5
Bunzl plc ............... 1,802 56,018 81.7
Burberry Group plc ........ 9,080 159,470 232.6
DCC plc ............... 1,965 127,690 186.2
Direct Line Insurance Group plc 7,536 25,754 37.6
easyJet plc ............. 149 977 1.4
GlaxoSmithKline plc ....... 12,379 206,711 301.5
GVC Holdings plc ......... 3,715 46,538 67.9
InterContinental Hotels Group
plc ................. 680 34,551 50.4
JD Sports Fashion plc ...... 4,650 44,735 65.2
Johnson Matthey plc ....... 1,230 34,240 49.9
Kingfisher plc ............ 40,392 150,217 219.1
Pearson plc ............. 7,292 48,177 70.3
Rolls-Royce Holdings plc .... 175,782 105,863 154.4
Sage Group plc (The) ...... 12,939 106,461 155.3
Schroders plc ............ 5,650 191,408 279.1
St James's Place plc ....... 15,418 179,691 262.0
Standard Life Aberdeen plc ... 22,414 65,309 95.2
Unilever NV ............. 2,214 124,811 182.0
Vodafone Group plc ........ 226,615 302,297 440.8
Shares Value
% of Basket
Value
United Kingdom (continued)
WPP plc ............... 32,116 $ 256,520 374.1%
3,157,868
United States
Ferguson plc ............ 2,265 224,962 328.1
James Hardie Industries plc,
CDI ................ 907 22,022 32.1
Tenaris SA .............. 13,020 62,132 90.6
309,116
Total Reference Entity — Long ............ 26,373,361
Reference Entity — Short
Australia
AMP Ltd. ............... (281,577) (303,003) (441.9)
Ampol Ltd. .............. (14,052) (256,226) (373.7)
APA Group .............. (3,538) (26,083) (38.0)
AusNet Services .......... (123,338) (173,386) (252.8)
BHP Group Ltd. .......... (1,466) (35,142) (51.2)
BlueScope Steel Ltd. ....... (2,880) (29,747) (43.4)
Brambles Ltd. ............ (20,895) (140,923) (205.5)
Coles Group Ltd. ......... (4,730) (59,089) (86.2)
Commonwealth Bank of
Australia ............. (2,764) (134,197) (195.7)
Crown Resorts Ltd. ........ (5,693) (33,144) (48.3)
Insurance Australia Group Ltd. (32,563) (109,305) (159.4)
Medibank Pvt Ltd. ......... (159,737) (299,854) (437.3)
Newcrest Mining Ltd. ....... (3,342) (69,305) (101.1)
Oil Search Ltd. ........... (75,622) (136,533) (199.1)
Orica Ltd. .............. (10,621) (114,014) (166.3)
Ramsay Health Care Ltd. .... (1,016) (44,515) (64.9)
SEEK Ltd. .............. (29,732) (449,529) (655.6)
Telstra Corp. Ltd. ......... (63,158) (118,938) (173.4)
Transurban Group ......... (52,193) (494,251) (720.8)
Treasury Wine Estates Ltd. ... (6,947) (44,786) (65.3)
(3,071,970)
Austria
Raiffeisen Bank International AG (1,998) (28,848) (42.1)
Verbund AG ............. (1,269) (73,188) (106.7)
voestalpine AG ........... (14,157) (393,662) (574.1)
(495,698)
Belgium
Ageas SA .............. (5,235) (210,808) (307.4)
Elia System Operator SA/NV . (6,689) (646,967) (943.5)
Galapagos NV ........... (284) (33,196) (48.4)
Sofina SA .............. (551) (143,204) (208.8)
UCB SA ............... (1,629) (160,899) (234.6)
(1,195,074)
Brazil
Yara International ASA ...... (3,207) (112,231) (163.7)
Denmark
Ambu A/S, Class B ........ (4,353) (132,028) (192.5)
Chr Hansen Holding A/S .... (2,489) (251,164) (366.3)
H Lundbeck A/S .......... (3,712) (104,647) (152.6)
Tryg A/S ............... (4,497) (124,804) (182.0)
(612,643)
Finland
Neste OYJ .............. (2,622) (136,747) (199.4)
Nordea Bank Abp ......... (3,510) (26,343) (38.4)
UPM-Kymmene OYJ ....... (13,387) (378,303) (551.7)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Finland (continued)
Wartsila OYJ Abp ......... (57,856) $ (459,771) (670.5) %
(1,001,164)
France
Adevinta ASA ............ (8,622) (133,214) (194.3)
Airbus SE .............. (164) (11,999) (17.5)
Amundi SA ............. (6,778) (444,583) (648.3)
AXA SA ................ (11,682) (187,605) (273.6)
Bureau Veritas SA ......... (3,553) (77,911) (113.6)
Capgemini SE ........... (620) (71,590) (104.4)
Danone SA ............. (5,626) (312,047) (455.1)
Dassault Aviation SA ....... (414) (346,376) (505.1)
Eiffage SA .............. (3,238) (235,006) (342.7)
EssilorLuxottica SA ........ (2,621) (323,586) (471.9)
Getlink SE .............. (23,393) (314,641) (458.8)
Hermes International ....... (632) (588,456) (858.2)
Kering SA .............. (205) (123,885) (180.7)
L'Oreal SA .............. (693) (223,968) (326.6)
LVMH Moet Hennessy Louis
Vuitton SE ............ (926) (434,060) (633.0)
Orpea ................. (944) (94,291) (137.5)
Pernod Ricard SA ......... (879) (141,609) (206.5)
Remy Cointreau SA ........ (1,714) (289,378) (422.0)
SEB SA ................ (1,350) (219,393) (319.9)
Suez SA ............... (5,622) (102,924) (150.1)
Vinci SA ............... (12,029) (950,112) (1,385.6)
Worldline SA ............ (1,252) (92,731) (135.2)
(5,719,365)
Germany
adidas AG .............. (106) (31,493) (45.9)
Bayerische Motoren Werke AG (2,474) (169,070) (246.6)
Bayerische Motoren Werke AG
(Preference) .......... (434) (22,439) (32.7)
Beiersdorf AG ............ (2,710) (283,762) (413.8)
Carl Zeiss Meditec AG ...... (930) (120,165) (175.2)
Deutsche Wohnen SE ...... (702) (35,432) (51.7)
E.ON SE ............... (43,585) (453,902) (661.9)
Fresenius SE & Co. KGaA ... (150) (5,564) (8.1)
FUCHS PETROLUB SE
(Preference) .......... (2,311) (118,950) (173.5)
Hannover Rueck SE ....... (1,324) (192,406) (280.6)
Infineon Technologies AG .... (1,804) (50,226) (73.2)
LEG Immobilien AG ........ (1,163) (157,183) (229.2)
Merck KGaA ............ (841) (124,578) (181.7)
MTU Aero Engines AG ...... (150) (25,638) (37.4)
Porsche Automobil Holding SE
(Preference) .......... (19,789) (1,060,143) (1,546.0)
Scout24 AG ............. (919) (74,141) (108.1)
Siemens Healthineers AG .... (6,087) (261,308) (381.1)
TeamViewer AG .......... (759) (33,455) (48.8)
Uniper SE .............. (10,392) (310,403) (452.7)
(3,530,258)
Italy
Ferrari NV .............. (3,331) (594,223) (866.6)
Leonardo SpA ........... (23,102) (110,154) (160.6)
Mediobanca Banca di Credito
Finanziario SpA ........ (36,344) (258,032) (376.3)
Pirelli & C SpA ........... (79,846) (332,918) (485.5)
Poste Italiane SpA ......... (3,650) (29,797) (43.4)
(1,325,124)
Japan
Yamaha Corp. ........... (100) (4,741) (6.9)
Shares Value
% of Basket
Value
Luxembourg
SES SA, FDR ............ (8,710) $ (69,569) (101.5) %
Netherlands
Aegon NV .............. (89,144) (239,799) (349.7)
Altice Europe NV ......... (12,393) (60,932) (88.9)
ASML Holding NV ......... (765) (276,780) (403.6)
EXOR NV .............. (1,493) (77,676) (113.3)
Heineken NV ............ (4,701) (416,121) (606.8)
Koninklijke Vopak NV ...... (8,752) (454,914) (663.4)
NN Group NV ............ (1,186) (41,274) (60.2)
(1,567,496)
New Zealand
Auckland International Airport
Ltd. ................ (36,267) (167,767) (244.7)
Norway
Gjensidige Forsikring ASA ... (2,511) (47,847) (69.8)
Norsk Hydro ASA ......... (30,466) (85,620) (124.9)
(133,467)
Portugal
Jeronimo Martins SGPS SA .. (1,686) (26,780) (39.0)
Singapore
CapitaLand Ltd. .......... (11,500) (21,640) (31.6)
Jardine Cycle & Carriage Ltd. . (41,500) (539,838) (787.2)
Keppel Corp. Ltd. ......... (189,500) (608,951) (888.0)
Singapore Exchange Ltd. .... (5,900) (37,420) (54.6)
UOL Group Ltd. .......... (33,300) (151,788) (221.4)
Venture Corp. Ltd. ......... (30,900) (435,590) (635.2)
(1,795,227)
Spain
Aena SME SA ........... (3,416) (460,257) (671.2)
Amadeus IT Group SA ...... (4,975) (237,039) (345.7)
Ferrovial SA ............. (17,074) (369,781) (539.3)
(1,067,077)
Sweden
Assa Abloy AB, Class B ..... (1,919) (41,129) (60.0)
Atlas Copco AB, Class A .... (939) (41,449) (60.4)
Essity AB, Class B ........ (1,307) (37,829) (55.2)
Investment AB Latour, Class B (3,097) (72,219) (105.3)
Kinnevik AB, Class B ....... (538) (22,031) (32.1)
L E Lundbergforetagen AB, Class
B .................. (6,311) (283,654) (413.7)
Svenska Cellulosa AB SCA,
Class B .............. (37,691) (509,828) (743.5)
Tele2 AB, Class B ......... (29,501) (348,170) (507.7)
(1,356,309)
United Kingdom
Ashtead Group plc ........ (2,713) (98,041) (143.0)
AstraZeneca plc .......... (400) (40,162) (58.6)
Auto Trader Group plc ...... (18,773) (141,143) (205.8)
AVEVA Group plc ......... (4,517) (250,729) (365.6)
British American Tobacco plc . (1,941) (61,521) (89.7)
easyJet plc ............. (149) (977) (1.4)
Fiat Chrysler Automobiles NV . (110) (1,349) (2.0)
Halma plc .............. (8,424) (258,512) (377.0)
Imperial Brands plc ........ (13,551) (214,481) (312.8)
Informa plc .............. (18,870) (102,382) (149.3)
Intertek Group plc ......... (957) (68,933) (100.5)
J Sainsbury plc ........... (22,953) (59,913) (87.4)
Legal & General Group plc ... (84,879) (203,507) (296.8)
M&G plc ............... (26,199) (49,835) (72.7)
National Grid plc .......... (10,774) (128,162) (186.9)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United Kingdom (continued)
Ocado Group plc ......... (765) $ (22,560) (32.9) %
RELX plc ............... (28,058) (555,209) (809.7)
Rentokil Initial plc ......... (6,296) (42,864) (62.5)
Spirax-Sarco Engineering plc . (70) (10,234) (14.9)
United Utilities Group plc .... (13,254) (148,164) (216.1)
Wm Morrison Supermarkets plc (281,471) (594,150) (866.4)
(3,052,828)
Total Reference Entity — Short ............ (26,304,788)
Net Value of Reference Entity — Deutsche Bank
AG ................................ $ 68,573
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs
International, as of October 31, 2020, expiration dates 02/27/23-03/01/23:
Reference Entity — Long
Australia
Coca-Cola Amatil Ltd. ...... 6,605 57,740 302.5
Qantas Airways Ltd. ....... 35,271 103,765 543.6
REA Group Ltd. .......... 283 23,535 123.3
South32 Ltd. ............ 15,254 21,767 114.0
Wesfarmers Ltd. .......... 5,240 169,617 888.7
Westpac Banking Corp. ..... 9,283 117,494 615.6
493,918
Austria
ANDRITZ AG ............ 1,642 55,379 290.2
Belgium
Groupe Bruxelles Lambert SA . 2,456 201,412 1,055.3
Telenet Group Holding NV ... 1,275 49,037 256.9
250,449
Canada
Air Canada ............. 3,791 41,913 219.6
B2Gold Corp. ............ 30,720 197,606 1,035.3
Bank of Nova Scotia (The) ... 2,330 96,799 507.2
Barrick Gold Corp. ........ 3,211 85,848 449.8
BCE, Inc. ............... 5,960 239,509 1,254.8
Canadian Tire Corp. Ltd., Class
A .................. 954 106,535 558.2
Empire Co. Ltd., Class A .... 2,094 57,132 299.3
Kinross Gold Corp. ........ 5,618 44,698 234.2
Open Text Corp. .......... 2,263 83,145 435.6
Pan American Silver Corp. ... 1,055 33,527 175.7
Quebecor, Inc., Class B ..... 1,200 27,841 145.9
Royal Bank of Canada ...... 1,232 86,147 451.3
Saputo, Inc. ............. 2,360 57,446 301.0
1,158,146
Finland
Nokia OYJ .............. 34,457 116,162 608.6
Orion OYJ, Class B ........ 507 21,699 113.7
137,861
France
Cie Generale des Etablissements
Michelin SCA .......... 1,095 118,261 619.6
Schneider Electric SE ...... 1,426 173,268 907.8
291,529
Germany
Allianz SE (Registered) ..... 589 103,755 543.6
Brenntag AG ............ 398 25,439 133.3
Covestro AG ............ 537 25,629 134.3
Shares Value
% of Basket
Value
Germany (continued)
Daimler AG (Registered) .... 4,668 $ 241,282 1,264.1%
GEA Group AG ........... 4,160 138,543 725.9
Henkel AG & Co. KGaA
(Preference) .......... 290 28,220 147.9
Siemens AG (Registered) .... 270 31,675 166.0
Vonovia SE ............. 1,237 78,999 413.9
673,542
Hong Kong
CK Asset Holdings Ltd. ..... 89,000 413,271 2,165.3
New World Development Co.
Ltd. ................ 28,000 133,683 700.4
Sun Hung Kai Properties Ltd. . 6,000 77,231 404.6
624,185
Ireland
CRH plc ............... 5,205 182,132 954.2
Kingspan Group plc ........ 1,123 97,896 512.9
280,028
Israel
Check Point Software
Technologies Ltd. ....... 2,269 257,668 1,350.0
Wix.com Ltd. ............ 201 49,711 260.5
307,379
Italy
Eni SpA ................ 7,948 55,676 291.7
Intesa Sanpaolo SpA ....... 18,886 31,353 164.3
Terna Rete Elettrica Nazionale
SpA ................ 17,304 116,833 612.1
203,862
Japan
ABC-Mart, Inc. ........... 1,200 60,869 318.9
Amada Holdings Co. Ltd. .... 19,900 173,203 907.5
Bridgestone Corp. ......... 9,400 306,393 1,605.3
Brother Industries Ltd. ...... 19,700 304,408 1,594.9
Calbee, Inc. ............. 1,700 52,150 273.2
Central Japan Railway Co. ... 800 96,735 506.8
Coca-Cola Bottlers Japan
Holdings, Inc. .......... 4,900 69,168 362.4
East Japan Railway Co. ..... 4,100 214,403 1,123.3
Fuji Electric Co. Ltd. ....... 900 27,291 143.0
Hino Motors Ltd. .......... 16,600 127,185 666.4
Hitachi Ltd. ............. 1,700 57,297 300.2
Honda Motor Co. Ltd. ...... 1,100 26,018 136.3
Ito En Ltd. .............. 1,300 82,333 431.4
JFE Holdings, Inc. ......... 3,300 23,186 121.5
JTEKT Corp. ............ 6,900 54,984 288.1
Kao Corp. .............. 500 35,599 186.5
Kurita Water Industries Ltd. ... 900 26,778 140.3
Kyushu Railway Co. ....... 2,700 57,431 300.9
Lawson, Inc. ............ 600 27,567 144.4
Lion Corp. .............. 1,300 26,509 138.9
LIXIL Group Corp. ......... 3,700 80,343 420.9
Medipal Holdings Corp. ..... 1,300 23,174 121.4
Mitsubishi Electric Corp. ..... 27,200 350,306 1,835.3
Mitsubishi Motors Corp. ..... 11,800 21,642 113.4
NGK Insulators Ltd. ........ 1,900 27,143 142.2
Nippon Steel Corp. ........ 6,600 64,014 335.4
Nissan Motor Co. Ltd. ...... 70,100 248,191 1,300.3
NSK Ltd. ............... 11,000 88,067 461.4
Osaka Gas Co. Ltd. ........ 2,000 37,980 199.0
Pola Orbis Holdings, Inc. .... 1,400 27,607 144.6
Ricoh Co. Ltd. ........... 7,700 50,568 264.9
Sega Sammy Holdings, Inc. .. 2,700 33,835 177.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Japan (continued)
Seibu Holdings, Inc. ....... 8,800 $ 87,982 461.0%
Sekisui Chemical Co. Ltd. .... 26,100 406,855 2,131.6
Sekisui House Ltd. ........ 11,200 186,069 974.9
Sony Corp. ............. 1,100 91,703 480.5
Sumitomo Electric Industries
Ltd. ................ 14,100 155,665 815.6
Sumitomo Heavy Industries Ltd. 9,600 205,760 1,078.0
Sumitomo Rubber Industries
Ltd. ................ 3,000 26,389 138.3
Suntory Beverage & Food Ltd. 11,100 382,814 2,005.7
Taiheiyo Cement Corp. ..... 1,000 23,472 123.0
Teijin Ltd. ............... 24,900 381,417 1,998.4
Tokyu Corp. ............. 2,600 30,848 161.6
TOTO Ltd. .............. 1,200 54,787 287.0
Toyo Suisan Kaisha Ltd. ..... 2,200 109,485 573.6
West Japan Railway Co. .... 2,500 107,243 561.9
Yamazaki Baking Co. Ltd. .... 1,500 24,639 129.1
5,177,505
Luxembourg
ArcelorMittal SA .......... 6,078 82,418 431.8
Netherlands
Koninklijke Ahold Delhaize NV . 2,271 62,261 326.2
NXP Semiconductors NV .... 3,053 412,521 2,161.3
Randstad NV ............ 3,868 193,000 1,011.2
667,782
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,463 56,980 298.5
Norway
Telenor ASA ............. 2,795 43,189 226.3
Portugal
EDP - Energias de Portugal SA 5,425 26,760 140.2
Singapore
City Developments Ltd. ..... 5,700 26,470 138.7
Oversea-Chinese Banking Corp.
Ltd. ................ 6,300 38,857 203.6
United Overseas Bank Ltd. ... 3,100 43,073 225.7
108,400
South Korea
LG Uplus Corp. ........... 3,401 33,294 174.4
Spain
Endesa SA ............. 1,093 29,324 153.7
Iberdrola SA ............. 17,969 212,170 1,111.6
241,494
Sweden
Husqvarna AB, Class B ..... 5,548 57,209 299.7
Sandvik AB ............. 9,526 169,802 889.6
Skandinaviska Enskilda Banken
AB, Class A ........... 6,179 53,023 277.8
Volvo AB, Class B ......... 2,050 39,846 208.8
319,880
Switzerland
Adecco Group AG (Registered) 513 25,154 131.8
EMS-Chemie Holding AG
(Registered) ........... 71 62,450 327.2
Geberit AG (Registered) ..... 298 169,613 888.6
Givaudan SA (Registered) ... 8 32,624 170.9
LafargeHolcim Ltd. (Registered) 3,174 136,227 713.7
Shares Value
% of Basket
Value
Switzerland (continued)
Lonza Group AG (Registered) . 16 $ 9,695 50.8%
Nestle SA (Registered) ..... 10,448 1,175,169 6,157.0
Novartis AG (Registered) .... 3,045 237,274 1,243.1
Roche Holding AG ........ 75 24,100 126.3
SGS SA (Registered) ....... 34 84,926 444.9
Swisscom AG (Registered) ... 1,178 599,132 3,139.0
Zurich Insurance Group AG .. 860 285,645 1,496.6
2,842,009
Taiwan
Asustek Computer, Inc. ..... 4,000 33,984 178.1
Delta Electronics, Inc. ...... 28,000 186,296 976.1
Far EasTone Telecommunications
Co. Ltd. .............. 15,000 31,480 164.9
Uni-President Enterprises Corp. 82,000 175,772 920.9
United Microelectronics Corp. . 22,000 23,644 123.9
451,176
United Kingdom
Barclays plc ............. 30,357 42,077 220.5
BP plc ................. 10,052 25,639 134.3
GlaxoSmithKline plc ....... 9,039 150,938 790.8
GVC Holdings plc ......... 5,372 67,295 352.6
Kingfisher plc ............ 33,230 123,582 647.5
Sage Group plc (The) ...... 11,378 93,617 490.5
Standard Life Aberdeen plc ... 1,686 4,913 25.7
Vodafone Group plc ........ 78,945 105,310 551.8
613,371
United States
Abbott Laboratories ........ 1,225 128,760 674.6
Adobe, Inc. ............. 404 180,628 946.4
Aflac, Inc. .............. 11,689 396,842 2,079.2
Allegion plc ............. 960 94,560 495.4
Allstate Corp. (The) ........ 253 22,454 117.6
Ally Financial, Inc. ......... 1,004 26,787 140.3
Alphabet, Inc., Class A ...... 344 555,942 2,912.7
Amazon.com, Inc. ......... 57 173,061 906.7
AMETEK, Inc. ........... 7,873 773,129 4,050.6
Amphenol Corp., Class A .... 206 23,245 121.8
Arrow Electronics, Inc. ...... 3,889 302,914 1,587.1
Assurant, Inc. ............ 1,251 155,587 815.2
AutoZone, Inc. ........... 27 30,482 159.7
Avalara, Inc. ............. 270 40,243 210.8
Axalta Coating Systems Ltd. .. 7,749 194,577 1,019.4
Bank of America Corp. ...... 3,932 93,188 488.2
Berkshire Hathaway, Inc., Class
B .................. 1,650 333,135 1,745.4
Bristol-Myers Squibb Co. .... 933 54,534 285.7
Cadence Design Systems, Inc. 2,224 243,239 1,274.4
CDK Global, Inc. .......... 651 28,058 147.0
Celanese Corp. .......... 5,504 624,759 3,273.3
Cerner Corp. ............ 1,819 127,494 668.0
CH Robinson Worldwide, Inc. . 322 28,474 149.2
Charter Communications, Inc.,
Class A .............. 495 298,891 1,566.0
Clorox Co. (The) .......... 112 23,212 121.6
CMS Energy Corp. ........ 1,593 100,885 528.6
Cognizant Technology Solutions
Corp., Class A ......... 318 22,712 119.0
Colgate-Palmolive Co. ...... 8,577 676,640 3,545.1
Concho Resources, Inc. ..... 517 21,461 112.4
Costco Wholesale Corp. ..... 166 59,365 311.0
Crowdstrike Holdings, Inc., Class
A .................. 588 72,818 381.5
CSX Corp. .............. 1,706 134,672 705.6

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States (continued)
Cummins, Inc. ........... 1,658 $ 364,578 1,910.1%
Deere & Co. ............. 383 86,524 453.3
DocuSign, Inc. ........... 1,178 238,250 1,248.3
Domino's Pizza, Inc. ....... 350 132,412 693.7
Dropbox, Inc., Class A ...... 3,641 66,485 348.3
DTE Energy Co. .......... 1,948 240,422 1,259.6
Eaton Corp. plc ........... 3,688 382,778 2,005.5
Edwards Lifesciences Corp. .. 1,065 76,350 400.0
Emerson Electric Co. ....... 7,185 465,516 2,439.0
EOG Resources, Inc. ....... 5,096 174,487 914.2
Exelon Corp. ............ 6,820 272,050 1,425.3
F5 Networks, Inc. ......... 1,050 139,587 731.3
Facebook, Inc., Class A ..... 397 104,455 547.3
FactSet Research Systems, Inc. 482 147,733 774.0
FedEx Corp. ............ 243 63,051 330.3
Ferguson plc ............ 3,219 319,714 1,675.1
Fortinet, Inc. ............. 193 21,301 111.6
Gilead Sciences, Inc. ....... 399 23,202 121.6
HCA Healthcare, Inc. ....... 726 89,980 471.4
Home Depot, Inc. (The) ..... 799 213,101 1,116.5
Illinois Tool Works, Inc. ...... 740 144,951 759.4
Incyte Corp. ............. 567 49,125 257.4
Intel Corp. .............. 2,489 110,213 577.4
Interpublic Group of Cos., Inc.
(The) ............... 5,231 94,629 495.8
IQVIA Holdings, Inc. ....... 182 28,026 146.8
JB Hunt Transport Services, Inc. 1,061 129,166 676.7
JPMorgan Chase & Co. ..... 2,888 283,140 1,483.4
Juniper Networks, Inc. ...... 1,584 31,236 163.7
Knight-Swift Transportation
Holdings, Inc. .......... 3,117 118,415 620.4
Kroger Co. (The) .......... 3,330 107,259 562.0
Lennar Corp., Class A ...... 585 41,085 215.3
Lennox International, Inc. .... 284 77,151 404.2
MarketAxess Holdings, Inc. .. 190 102,382 536.4
Marsh & McLennan Cos., Inc. . 286 29,590 155.0
Masco Corp. ............ 1,182 63,355 331.9
McDonald's Corp. ......... 293 62,409 327.0
Merck & Co., Inc. ......... 1,577 118,606 621.4
MGM Resorts International ... 1,909 39,268 205.7
Microsoft Corp. ........... 348 70,460 369.2
Mondelez International, Inc.,
Class A .............. 462 24,541 128.6
Moody's Corp. ........... 116 30,496 159.8
MSCI, Inc. .............. 229 80,113 419.7
National Oilwell Varco, Inc. ... 4,322 36,305 190.2
Netflix, Inc. .............. 116 55,186 289.1
NextEra Energy, Inc. ....... 7,552 552,882 2,896.7
NIKE, Inc., Class B ........ 1,087 130,527 683.9
NVIDIA Corp. ............ 52 26,071 136.6
Okta, Inc. ............... 43 9,023 47.3
Old Dominion Freight Line, Inc. 630 119,933 628.4
Oracle Corp. ............ 503 28,223 147.9
O'Reilly Automotive, Inc. .... 341 148,881 780.0
Owens Corning ........... 1,704 111,561 584.5
PACCAR, Inc. ........... 1,631 139,255 729.6
Parker-Hannifin Corp. ...... 485 101,055 529.5
Paychex, Inc. ............ 809 66,540 348.6
PayPal Holdings, Inc. ...... 1,392 259,093 1,357.5
PepsiCo, Inc. ............ 1,239 165,146 865.2
Philip Morris International, Inc. 1,454 103,263 541.0
Pinterest, Inc., Class A ...... 1,253 73,864 387.0
Pioneer Natural Resources Co. 581 46,224 242.2
PPG Industries, Inc. ....... 1,100 142,692 747.6
Procter & Gamble Co. (The) .. 1,293 177,270 928.8
Shares Value
% of Basket
Value
United States (continued)
Prudential Financial, Inc. .... 2,959 $ 189,435 992.5%
QUALCOMM, Inc. ......... 602 74,263 389.1
Ralph Lauren Corp. ........ 1,113 74,404 389.8
Regeneron Pharmaceuticals,
Inc. ................. 336 182,636 956.9
Republic Services, Inc. ..... 10,988 968,812 5,075.9
RingCentral, Inc., Class A .... 106 27,384 143.5
RPM International, Inc. ..... 1,413 119,639 626.8
S&P Global, Inc. .......... 192 61,964 324.6
Sealed Air Corp. .......... 1,418 56,139 294.1
SEI Investments Co. ....... 1,975 97,071 508.6
Sempra Energy .......... 1,777 222,765 1,167.1
Sensata Technologies Holding
plc ................. 2,577 112,641 590.2
Sherwin-Williams Co. (The) .. 100 68,798 360.5
Sirius XM Holdings, Inc. ..... 72,509 415,477 2,176.8
Skyworks Solutions, Inc. .... 1,220 172,374 903.1
Slack Technologies, Inc., Class A 2,637 67,454 353.4
Southern Co. (The) ........ 5,590 321,146 1,682.6
Southwest Airlines Co. ...... 6,483 256,273 1,342.7
SS&C Technologies Holdings,
Inc. ................. 3,460 204,901 1,073.5
Stanley Black & Decker, Inc. .. 438 72,796 381.4
Starbucks Corp. .......... 610 53,046 277.9
Steel Dynamics, Inc. ....... 1,894 59,623 312.4
Teradyne, Inc. ........... 300 26,355 138.1
Texas Instruments, Inc. ..... 2,278 329,376 1,725.7
Thermo Fisher Scientific, Inc. . 332 157,076 823.0
Tractor Supply Co. ........ 547 72,866 381.8
TransUnion ............. 307 24,456 128.1
UGI Corp. .............. 859 27,780 145.5
US Bancorp ............. 7,898 307,627 1,611.7
VeriSign, Inc. ............ 447 85,243 446.6
Verizon Communications, Inc. . 9,354 533,084 2,793.0
Vertex Pharmaceuticals, Inc. .. 641 133,559 699.8
Walmart, Inc. ............ 311 43,151 226.1
Waters Corp. ............ 388 86,454 453.0
WW Grainger, Inc. ......... 534 186,911 979.3
Zimmer Biomet Holdings, Inc. . 198 26,156 137.0
19,912,469
Total Reference Entity — Long ............ 35,053,005
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (78) (94,696) (496.1)
Australia
Afterpay Ltd. ............ (1,083) (73,741) (386.3)
AusNet Services .......... (32,697) (45,965) (240.8)
BHP Group plc ........... (3,893) (75,417) (395.1)
CIMIC Group Ltd. ......... (1,524) (23,033) (120.7)
Rio Tinto Ltd. ............ (1,246) (81,057) (424.7)
SEEK Ltd. .............. (9,359) (141,502) (741.4)
WiseTech Global Ltd. ....... (2,616) (53,355) (279.5)
(494,070)
Austria
voestalpine AG ........... (1,869) (51,971) (272.3)
Belgium
Elia System Operator SA/NV . (1,909) (184,640) (967.4)
Bermuda
RenaissanceRe Holdings Ltd. . (321) (51,912) (272.0)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Canada
Bank of Montreal ......... (2,604) $ (155,052) (812.4) %
CAE, Inc. ............... (1,741) (29,755) (155.9)
Cameco Corp. ........... (2,492) (23,680) (124.1)
Canadian Imperial Bank of
Commerce ........... (5,395) (402,428) (2,108.4)
Canadian Natural Resources
Ltd. ................ (11,928) (189,802) (994.4)
Canadian Pacific Railway Ltd. . (199) (59,469) (311.6)
Canadian Utilities Ltd., Class A (888) (20,755) (108.7)
Dollarama, Inc. ........... (1,899) (65,395) (342.6)
Enbridge, Inc. ............ (2,914) (80,292) (420.7)
Fairfax Financial Holdings Ltd. (1,224) (321,770) (1,685.8)
Fortis, Inc. .............. (2,562) (101,207) (530.3)
Inter Pipeline Ltd. ......... (2,520) (22,433) (117.5)
Metro, Inc. .............. (4,732) (220,741) (1,156.5)
National Bank of Canada .... (2,858) (137,162) (718.6)
Restaurant Brands International,
Inc. ................. (1,975) (102,627) (537.7)
Teck Resources Ltd., Class B . (1,874) (24,629) (129.0)
Thomson Reuters Corp. ..... (2,087) (162,254) (850.1)
TMX Group Ltd. .......... (382) (37,119) (194.5)
Toronto-Dominion Bank (The) . (2,791) (123,137) (645.2)
WSP Global, Inc. ......... (509) (32,195) (168.7)
(2,311,902)
China
Microport Scientific Corp. .... (8,000) (28,265) (148.1)
Finland
Elisa OYJ .............. (1,186) (58,314) (305.5)
Neste OYJ .............. (1,584) (82,611) (432.8)
Wartsila OYJ Abp ......... (10,910) (86,700) (454.3)
(227,625)
France
Bureau Veritas SA ......... (1,074) (23,551) (123.4)
Danone SA ............. (872) (48,366) (253.4)
Eiffage SA .............. (972) (70,545) (369.6)
EssilorLuxottica SA ........ (388) (47,902) (251.0)
LVMH Moet Hennessy Louis
Vuitton SE ............ (166) (77,812) (407.7)
Orpea ................. (212) (21,175) (110.9)
SEB SA ................ (173) (28,115) (147.3)
(317,466)
Germany
adidas AG .............. (972) (288,786) (1,513.0)
Bayerische Motoren Werke AG (379) (25,900) (135.7)
E.ON SE ............... (3,733) (38,876) (203.7)
Porsche Automobil Holding SE
(Preference) .......... (5,841) (312,916) (1,639.5)
SAP SE ................ (983) (104,871) (549.5)
Siemens Healthineers AG .... (6,300) (270,451) (1,417.0)
thyssenkrupp AG ......... (21,581) (103,012) (539.7)
(1,144,812)
Ireland
Flutter Entertainment plc .... (348) (60,833) (318.7)
Kerry Group plc, Class A .... (2,245) (268,731) (1,407.9)
(329,564)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (18,390) (160,361) (840.2)
Italy
Leonardo SpA ........... (8,312) (39,633) (207.7)
Shares Value
% of Basket
Value
Japan
Bandai Namco Holdings, Inc. . (700) $ (52,314) (274.1) %
Bank of Kyoto Ltd. (The) .... (1,200) (52,997) (277.7)
Casio Computer Co. Ltd. .... (1,800) (27,346) (143.3)
Chiba Bank Ltd. (The) ...... (4,800) (24,793) (129.9)
CyberAgent, Inc. .......... (3,600) (226,434) (1,186.3)
Dai Nippon Printing Co. Ltd. .. (7,800) (145,309) (761.3)
Daiichi Sankyo Co. Ltd. ..... (900) (23,754) (124.5)
Daiwa Securities Group, Inc. .. (37,000) (149,917) (785.5)
Disco Corp. ............. (200) (53,982) (282.8)
Eisai Co. Ltd. ............ (800) (62,203) (325.9)
Fast Retailing Co. Ltd. ...... (100) (69,754) (365.5)
Fukuoka Financial Group, Inc. . (3,100) (51,855) (271.7)
Hikari Tsushin, Inc. ........ (600) (140,727) (737.3)
Hitachi Construction Machinery
Co. Ltd. .............. (2,300) (56,724) (297.2)
Hitachi Metals Ltd. ........ (5,500) (72,937) (382.1)
Iida Group Holdings Co. Ltd. .. (1,200) (21,711) (113.7)
Itochu Techno-Solutions Corp. . (700) (23,749) (124.4)
Japan Exchange Group, Inc. .. (1,700) (41,502) (217.4)
Kakaku.com, Inc. ......... (1,300) (34,356) (180.0)
KDDI Corp. ............. (800) (21,644) (113.4)
Keihan Holdings Co. Ltd. .... (600) (22,794) (119.4)
Kobe Bussan Co. Ltd. ...... (4,800) (135,048) (707.6)
Kyushu Electric Power Co., Inc. (6,800) (57,007) (298.7)
Lasertec Corp. ........... (900) (77,959) (408.4)
M3, Inc. ................ (400) (27,014) (141.5)
Makita Corp. ............ (1,300) (57,465) (301.1)
Marui Group Co. Ltd. ....... (4,000) (72,288) (378.7)
Mebuki Financial Group, Inc. .. (11,300) (22,704) (119.0)
Mitsubishi Corp. .......... (6,000) (133,868) (701.4)
Mitsubishi UFJ Financial Group,
Inc. ................. (62,900) (247,946) (1,299.1)
Mitsui & Co. Ltd. .......... (1,400) (21,929) (114.9)
Miura Co. Ltd. ........... (600) (28,269) (148.1)
MS&AD Insurance Group
Holdings, Inc. .......... (1,100) (30,102) (157.7)
Nissan Chemical Corp. ..... (2,600) (137,984) (722.9)
Nomura Holdings, Inc. ...... (24,600) (110,170) (577.2)
Obayashi Corp. .......... (2,800) (23,431) (122.8)
Odakyu Electric Railway Co. Ltd. (2,700) (65,158) (341.4)
PeptiDream, Inc. .......... (3,500) (161,746) (847.4)
Pigeon Corp. ............ (1,200) (55,262) (289.5)
Rakuten, Inc. ............ (4,700) (45,727) (239.6)
Ryohin Keikaku Co. Ltd. ..... (1,500) (31,484) (165.0)
SBI Holdings, Inc. ......... (3,600) (82,984) (434.8)
SCSK Corp. ............. (1,400) (69,610) (364.7)
Secom Co. Ltd. ........... (300) (25,344) (132.8)
Seven Bank Ltd. .......... (11,100) (25,474) (133.5)
Shizuoka Bank Ltd. (The) .... (3,700) (24,885) (130.4)
Showa Denko KK ......... (1,400) (23,805) (124.7)
Sompo Holdings, Inc. ...... (3,400) (126,942) (665.1)
Sumitomo Mitsui Trust Holdings,
Inc. ................. (900) (24,199) (126.8)
Suzuken Co. Ltd. ......... (700) (25,270) (132.4)
TIS, Inc. ............... (3,900) (74,588) (390.8)
Tokyo Century Corp. ....... (1,300) (63,737) (333.9)
Tokyo Electron Ltd. ........ (300) (80,523) (421.9)
(3,566,724)
Netherlands
Aegon NV .............. (13,697) (36,845) (193.1)
Argenx SE .............. (261) (65,131) (341.2)
Heineken NV ............ (4,705) (416,475) (2,182.0)
(518,451)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Norway
Gjensidige Forsikring ASA ... (1,510) $ (28,773) (150.8) %
Singapore
Keppel Corp. Ltd. ......... (10,000) (32,135) (168.4)
Singapore Exchange Ltd. .... (13,900) (88,159) (461.9)
Singapore Telecommunications
Ltd. ................ (43,100) (64,069) (335.7)
Venture Corp. Ltd. ......... (3,900) (54,977) (288.0)
(239,340)
Spain
Aena SME SA ........... (675) (90,947) (476.5)
Amadeus IT Group SA ...... (722) (34,400) (180.2)
Ferrovial SA ............. (1,208) (26,162) (137.1)
(151,509)
Sweden
Atlas Copco AB, Class A .... (6,221) (274,602) (1,438.7)
Autoliv, Inc. ............. (4,431) (335,870) (1,759.7)
Investment AB Latour, Class B (16,373) (381,803) (2,000.4)
(992,275)
Switzerland
Alcon, Inc. .............. (6,184) (351,580) (1,842.0)
Banque Cantonale Vaudoise
(Registered) ........... (3,901) (378,008) (1,980.5)
Barry Callebaut AG (Registered) (191) (394,347) (2,066.1)
Chocoladefabriken Lindt &
Spruengli AG .......... (31) (245,783) (1,287.7)
Clariant AG (Registered) .... (2,795) (47,950) (251.2)
Logitech International SA
(Registered) ........... (1,135) (95,483) (500.3)
Partners Group Holding AG .. (579) (521,277) (2,731.1)
Schindler Holding AG ...... (255) (65,322) (342.2)
Sika AG (Registered) ....... (92) (22,632) (118.6)
Straumann Holding AG
(Registered) ........... (28) (29,228) (153.1)
Swiss Life Holding AG
(Registered) ........... (344) (115,718) (606.3)
Temenos AG (Registered) ... (387) (41,592) (217.9)
Vifor Pharma AG .......... (1,388) (156,213) (818.4)
(2,465,133)
Taiwan
Advantech Co. Ltd. ........ (13,000) (131,610) (689.5)
Formosa Chemicals & Fibre
Corp. ............... (83,000) (199,905) (1,047.4)
Formosa Petrochemical Corp. . (74,000) (203,717) (1,067.3)
Formosa Plastics Corp. ..... (20,000) (55,363) (290.1)
Hotai Motor Co. Ltd. ....... (2,000) (42,153) (220.8)
President Chain Store Corp. .. (4,000) (36,103) (189.2)
Taiwan Cement Corp. ...... (51,000) (72,378) (379.2)
Taiwan Mobile Co. Ltd. ...... (275,000) (939,401) (4,921.8)
(1,680,630)
United Kingdom
Coca-Cola European Partners
plc ................. (1,437) (51,315) (268.9)
Diageo plc .............. (2,847) (92,009) (482.1)
Imperial Brands plc ........ (5,653) (89,474) (468.8)
Liberty Global plc, Class A ... (9,338) (177,235) (928.6)
Linde plc ............... (756) (166,577) (872.7)
RELX plc ............... (12,220) (241,808) (1,266.9)
Wm Morrison Supermarkets plc (85,211) (179,870) (942.4)
(998,288)
Shares Value
% of Basket
Value
United States
Air Products and Chemicals, Inc. (1,248) $ (344,748) (1,806.2) %
Albemarle Corp. .......... (1,839) (171,413) (898.1)
Alleghany Corp. .......... (181) (98,994) (518.7)
Amcor plc .............. (23,564) (245,773) (1,287.7)
AMERCO .............. (144) (49,991) (261.9)
American Express Co. ...... (1,133) (103,375) (541.6)
American International Group,
Inc. ................. (2,248) (70,790) (370.9)
AmerisourceBergen Corp. ... (2,120) (203,668) (1,067.1)
Analog Devices, Inc. ....... (740) (87,712) (459.5)
ANSYS, Inc. ............. (70) (21,306) (111.6)
Anthem, Inc. ............ (485) (132,308) (693.2)
Aon plc, Class A .......... (634) (116,662) (611.2)
Apple, Inc. .............. (1,822) (198,343) (1,039.2)
AT&T, Inc. .............. (20,716) (559,746) (2,932.7)
Automatic Data Processing, Inc. (899) (142,006) (744.0)
Baker Hughes Co. ......... (10,468) (154,612) (810.1)
Bank of New York Mellon Corp.
(The) ............... (1,966) (67,552) (353.9)
Bausch Health Cos., Inc. .... (17,984) (296,291) (1,552.3)
Baxter International, Inc. .... (4,803) (372,569) (1,952.0)
Boeing Co. (The) ......... (374) (54,002) (282.9)
Booking Holdings, Inc. ...... (133) (215,793) (1,130.6)
Boston Scientific Corp. ...... (2,648) (90,747) (475.4)
Broadcom, Inc. ........... (167) (58,388) (305.9)
Brown-Forman Corp., Class B . (344) (23,980) (125.6)
Bunge Ltd. .............. (1,658) (94,058) (492.8)
Burlington Stores, Inc. ...... (841) (162,801) (853.0)
Cable One, Inc. .......... (24) (41,565) (217.8)
Campbell Soup Co. ........ (670) (31,269) (163.8)
Cardinal Health, Inc. ....... (542) (24,818) (130.0)
CarMax, Inc. ............ (1,186) (102,518) (537.1)
Catalent, Inc. ............ (260) (22,820) (119.6)
Cboe Global Markets, Inc. ... (942) (76,575) (401.2)
CDW Corp. ............. (1,353) (165,878) (869.1)
CenturyLink, Inc. .......... (22,830) (196,795) (1,031.1)
CF Industries Holdings, Inc. .. (917) (25,318) (132.6)
Chevron Corp. ........... (343) (23,839) (124.9)
Cisco Systems, Inc. ........ (5,149) (184,849) (968.5)
CME Group, Inc. .......... (230) (34,666) (181.6)
Coca-Cola Co. (The) ....... (5,720) (274,903) (1,440.3)
Consolidated Edison, Inc. .... (2,738) (214,906) (1,125.9)
Cooper Cos., Inc. (The) ..... (581) (185,368) (971.2)
Corteva, Inc. ............ (8,366) (275,911) (1,445.6)
CyberArk Software Ltd. ..... (1,354) (134,249) (703.4)
Danaher Corp. ........... (1,416) (325,029) (1,702.9)
Delta Air Lines, Inc. ........ (2,693) (82,514) (432.3)
Discover Financial Services .. (968) (62,930) (329.7)
Discovery, Inc., Class A ..... (2,220) (44,933) (235.4)
Dominion Energy, Inc. ...... (1,947) (156,422) (819.5)
Dow, Inc. ............... (6,346) (288,680) (1,512.5)
DR Horton, Inc. ........... (712) (47,569) (249.2)
DuPont de Nemours, Inc. .... (880) (50,054) (262.2)
East West Bancorp, Inc. ..... (1,065) (38,851) (203.6)
Ecolab, Inc. ............. (706) (129,615) (679.1)
Erie Indemnity Co., Class A .. (459) (106,887) (560.0)
Estee Lauder Cos., Inc. (The),
Class A .............. (1,551) (340,693) (1,785.0)
Eversource Energy ........ (1,521) (132,738) (695.4)
Exxon Mobil Corp. ......... (10,210) (333,050) (1,744.9)
Fidelity National Information
Services, Inc. .......... (3,689) (459,613) (2,408.0)
First Republic Bank ........ (488) (61,556) (322.5)
FirstEnergy Corp. ......... (2,711) (80,571) (422.1)
Fiserv, Inc. .............. (1,940) (185,212) (970.4)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States (continued)
FleetCor Technologies, Inc. ... (646) $ (142,708) (747.7) %
Fortive Corp. ............ (603) (37,145) (194.6)
Fox Corp., Class A ........ (6,607) (175,218) (918.0)
Garmin Ltd. ............. (4,062) (422,529) (2,213.7)
Global Payments, Inc. ...... (1,802) (284,247) (1,489.2)
Guidewire Software, Inc. .... (289) (27,776) (145.5)
Hartford Financial Services
Group, Inc. (The) ....... (1,754) (67,564) (354.0)
Hasbro, Inc. ............. (385) (31,847) (166.9)
HD Supply Holdings, Inc. .... (2,294) (91,439) (479.1)
HEICO Corp. ............ (2,417) (253,906) (1,330.3)
Henry Schein, Inc. ......... (1,320) (83,926) (439.7)
Hess Corp. ............. (670) (24,937) (130.7)
Honeywell International, Inc. .. (1,359) (224,167) (1,174.5)
Hormel Foods Corp. ....... (3,436) (167,299) (876.5)
HP, Inc. ................ (6,171) (110,831) (580.7)
Humana, Inc. ............ (544) (217,208) (1,138.0)
Huntington Ingalls Industries,
Inc. ................. (257) (37,902) (198.6)
Illumina, Inc. ............ (193) (56,491) (296.0)
International Business Machines
Corp. ............... (2,574) (287,413) (1,505.8)
Invesco Ltd. ............. (11,615) (152,273) (797.8)
Jack Henry & Associates, Inc. . (431) (63,896) (334.8)
Jacobs Engineering Group, Inc. (3,552) (337,440) (1,767.9)
Kansas City Southern ...... (341) (60,064) (314.7)
Kellogg Co. ............. (472) (29,684) (155.5)
Keurig Dr Pepper, Inc. ...... (2,013) (54,150) (283.7)
KKR & Co., Inc. .......... (12,855) (438,998) (2,300.0)
KLA Corp. .............. (153) (30,169) (158.1)
L3Harris Technologies, Inc. ... (1,355) (218,304) (1,143.8)
Liberty Broadband Corp., Class
A .................. (4,785) (676,338) (3,543.5)
Marathon Petroleum Corp. ... (868) (25,606) (134.2)
Martin Marietta Materials, Inc. . (1,008) (268,481) (1,406.6)
Marvell Technology Group Ltd. (1,173) (43,999) (230.5)
Match Group, Inc. ......... (242) (28,261) (148.1)
Maxim Integrated Products, Inc. (1,978) (137,768) (721.8)
McKesson Corp. .......... (1,200) (176,988) (927.3)
Medtronic plc ............ (656) (65,974) (345.7)
Micron Technology, Inc. ..... (2,871) (144,526) (757.2)
Motorola Solutions, Inc. ..... (139) (21,970) (115.1)
Nordson Corp. ........... (117) (22,631) (118.6)
NortonLifeLock, Inc. ....... (1,279) (26,309) (137.8)
Palo Alto Networks, Inc. ..... (1,556) (344,172) (1,803.2)
Pfizer, Inc. .............. (6,519) (231,294) (1,211.8)
Pinnacle West Capital Corp. .. (812) (66,235) (347.0)
Progressive Corp. (The) ..... (2,284) (209,900) (1,099.7)
Qorvo, Inc. .............. (317) (40,373) (211.5)
Reinsurance Group of America,
Inc. ................. (269) (27,174) (142.4)
Rollins, Inc. ............. (600) (34,710) (181.9)
Roper Technologies, Inc. .... (145) (53,844) (282.1)
Ross Stores, Inc. ......... (204) (17,375) (91.0)
Royal Caribbean Cruises Ltd. . (540) (30,467) (159.6)
salesforce.com, Inc. ....... (773) (179,545) (940.7)
Seagate Technology plc ..... (9,328) (446,065) (2,337.1)
Snap, Inc., Class A ........ (1,062) (41,832) (219.2)
Splunk, Inc. ............. (419) (82,979) (434.7)
Sunrun, Inc. ............. (1,265) (65,805) (344.8)
Synchrony Financial ....... (3,714) (92,924) (486.9)
T. Rowe Price Group, Inc. .... (614) (77,769) (407.5)
Teladoc, Inc. ............ (102) (20,039) (105.0)
Teledyne Technologies, Inc. .. (158) (48,846) (255.9)
Tesla, Inc. .............. (387) (150,171) (786.8)
Shares Value
% of Basket
Value
United States (continued)
Tiffany & Co. ............ (183) $ (23,944) (125.4) %
TJX Cos., Inc. (The) ....... (1,938) (98,450) (515.8)
Trade Desk, Inc. (The), Class A (20) (11,329) (59.4)
Trane Technologies plc ..... (494) (65,579) (343.6)
Uber Technologies, Inc. ..... (2,848) (95,152) (498.5)
Ulta Beauty, Inc. .......... (572) (118,272) (619.7)
Union Pacific Corp. ........ (912) (161,597) (846.7)
UnitedHealth Group, Inc. .... (1,601) (488,529) (2,559.5)
Vail Resorts, Inc. .......... (120) (27,845) (145.9)
Verisk Analytics, Inc. ....... (283) (50,366) (263.9)
VF Corp. ............... (466) (31,315) (164.1)
Visa, Inc., Class A ......... (374) (67,960) (356.1)
Vulcan Materials Co. ....... (161) (23,319) (122.2)
Waste Connections, Inc. ..... (1,120) (111,238) (582.8)
Waste Management, Inc. .... (653) (70,465) (369.2)
Wells Fargo & Co. ......... (4,209) (90,283) (473.0)
Westinghouse Air Brake
Technologies Corp. ...... (1,248) (74,006) (387.7)
Xcel Energy, Inc. .......... (1,761) (123,323) (646.1)
Xilinx, Inc. .............. (359) (42,610) (223.2)
Zoetis, Inc. .............. (439) (69,603) (364.7)
(18,955,878)
Total Reference Entity — Short ............ (35,033,918)
Net Value of Reference Entity — Goldman Sachs
International ......................... $ 19,087
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of October 31, 2020, expiration date 02/08/23:
Reference Entity — Long
Canada
Air Canada ............. 2,242 24,788 (12.4)
AltaGas Ltd. ............. 2,413 30,590 (15.3)
B2Gold Corp. ............ 56,153 361,203 (180.3)
Barrick Gold Corp. ........ 2,760 73,791 (36.8)
BCE, Inc. ............... 6,351 255,222 (127.4)
BlackBerry Ltd. ........... 4,484 20,126 (10.0)
Canadian Tire Corp. Ltd., Class
A .................. 1,303 145,508 (72.6)
CCL Industries, Inc., Class B .. 2,075 79,119 (39.5)
CI Financial Corp. ......... 10,318 120,272 (60.0)
Constellation Software, Inc. .. 26 27,294 (13.6)
Empire Co. Ltd., Class A .... 9,218 251,501 (125.5)
George Weston Ltd. ....... 4,889 342,850 (171.1)
Hydro One Ltd. ........... 15,358 335,564 (167.5)
iA Financial Corp., Inc. ...... 708 24,668 (12.3)
Kinross Gold Corp. ........ 16,793 133,608 (66.7)
Kirkland Lake Gold Ltd. ..... 783 35,674 (17.8)
Loblaw Cos. Ltd. .......... 12,752 634,776 (316.8)
Magna International, Inc. .... 3,757 191,840 (95.7)
Open Text Corp. .......... 8,220 302,011 (150.7)
Parkland Corp. ........... 3,072 75,030 (37.4)
Quebecor, Inc., Class B ..... 7,632 177,066 (88.4)
Ritchie Bros Auctioneers, Inc. . 368 22,307 (11.1)
Royal Bank of Canada ...... 645 45,101 (22.5)
Saputo, Inc. ............. 6,618 161,091 (80.4)
Sun Life Financial, Inc. ...... 4,238 168,623 (84.2)
4,039,623
South Korea
HDC Holdings Co. Ltd. ...... 1 9 0.0

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States
Fortive Corp. ............ 1 $ 62 0.0%
Total Reference Entity — Long ............ 4,039,694
Reference Entity — Short
Canada
Agnico Eagle Mines Ltd. ..... (434) (34,357) 17.1
Bank of Montreal ......... (4,926) (293,312) 146.4
Brookfield Asset Management,
Inc., Class A ........... (16,795) (499,072) 249.1
Canadian National Railway Co. (220) (21,855) 10.9
Canadian Utilities Ltd., Class A (924) (21,597) 10.8
Dollarama, Inc. ........... (3,505) (120,701) 60.2
Emera, Inc. ............. (32,437) (1,294,023) 645.8
Enbridge, Inc. ............ (7,520) (207,205) 103.4
Fairfax Financial Holdings Ltd. (548) (144,060) 71.9
Franco-Nevada Corp. ...... (1,268) (172,826) 86.2
Gildan Activewear, Inc. ...... (1,369) (28,360) 14.2
Metro, Inc. .............. (2,280) (106,359) 53.1
Nutrien Ltd. ............. (14,288) (580,829) 289.9
Restaurant Brands International,
Inc. ................. (1,798) (93,429) 46.6
TC Energy Corp. .......... (8,396) (330,471) 164.9
Thomson Reuters Corp. ..... (697) (54,188) 27.0
Toronto-Dominion Bank (The) . (508) (22,412) 11.2
WSP Global, Inc. ......... (2,474) (156,484) 78.1
(4,181,540)
United States
Bausch Health Cos., Inc. .... (3,549) (58,471) 29.2
Lennar Corp., Class B ...... (1) (57) (0.0)
(58,528)
Total Reference Entity — Short ............ (4,240,068)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (200,374)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of October 31, 2020, expiration date 02/15/23:
Reference Entity — Long
Australia
AGL Energy Ltd. .......... 21,192 185,738 (73.4)
Cochlear Ltd. ............ 3,280 489,558 (193.5)
Rio Tinto plc ............. 3,926 222,060 (87.8)
Santos Ltd. ............. 2,586 8,597 (3.4)
Woodside Petroleum Ltd. .... 8,280 102,128 (40.4)
1,008,081
Belgium
Etablissements Franz Colruyt
NV ................. 547 32,375 (12.8)
Groupe Bruxelles Lambert SA . 177 14,515 (5.7)
Solvay SA .............. 303 24,619 (9.7)
71,509
Canada
BCE, Inc. ............... 1,330 53,448 (21.1)
Constellation Software, Inc. .. 970 1,018,263 (402.4)
Hydro One Ltd. ........... 28,980 633,197 (250.2)
Loblaw Cos. Ltd. .......... 40 1,991 (0.8)
Manulife Financial Corp. ..... 5,700 77,266 (30.5)
Rogers Communications, Inc.,
Class B .............. 2,989 121,418 (48.0)
Shares Value
% of Basket
Value
Canada (continued)
Royal Bank of Canada ...... 639 $ 44,682 (17.7) %
Sun Life Financial, Inc. ...... 260 10,345 (4.1)
Suncor Energy, Inc. ........ 5,687 64,156 (25.4)
2,024,766
Denmark
Genmab A/S ............ 388 129,602 (51.2)
Novo Nordisk A/S, Class B ... 8,633 550,489 (217.6)
Orsted A/S .............. 258 40,948 (16.2)
721,039
Finland
Fortum OYJ ............. 8,014 150,636 (59.5)
France
BNP Paribas SA .......... 2,550 88,931 (35.1)
Carrefour SA ............ 9,122 141,773 (56.0)
Cie de Saint-Gobain ....... 8,719 339,636 (134.2)
Dassault Systemes SE ..... 957 163,178 (64.5)
Engie SA ............... 7,740 93,612 (37.0)
Ipsen SA ............... 275 25,047 (9.9)
Legrand SA ............. 3,355 248,335 (98.1)
Orange SA .............. 29,430 330,488 (130.6)
Publicis Groupe SA ........ 3,666 127,365 (50.3)
Sartorius Stedim Biotech .... 757 287,062 (113.5)
Schneider Electric SE ...... 5,516 670,230 (264.9)
Vivendi SA .............. 34,931 1,008,231 (398.5)
3,523,888
Germany
Deutsche Post AG (Registered) 33,767 1,497,161 (591.7)
Deutsche Telekom AG
(Registered) ........... 10,065 152,975 (60.5)
Evonik Industries AG ....... 3,225 77,648 (30.7)
HeidelbergCement AG ...... 2,210 126,398 (50.0)
Symrise AG ............. 330 40,692 (16.1)
1,894,874
Israel
Check Point Software
Technologies Ltd. ....... 232 26,346 (10.4)
Italy
Assicurazioni Generali SpA ... 2,820 37,828 (15.0)
DiaSorin SpA ............ 810 177,818 (70.3)
Enel SpA ............... 33,810 268,807 (106.2)
Eni SpA ................ 9,060 63,466 (25.1)
Intesa Sanpaolo SpA ....... 40,070 66,520 (26.3)
Recordati Industria Chimica e
Farmaceutica SpA ...... 2,480 128,575 (50.8)
Terna Rete Elettrica Nazionale
SpA ................ 9,720 65,627 (25.9)
808,641
Japan
Advantest Corp. .......... 900 52,131 (20.6)
Aeon Co. Ltd. ............ 4,200 107,302 (42.4)
AGC, Inc. .............. 18,000 562,067 (222.1)
Asahi Group Holdings Ltd. ... 5,800 179,493 (70.9)
Asahi Intecc Co. Ltd. ....... 3,000 92,965 (36.7)
Astellas Pharma, Inc. ....... 21,700 297,571 (117.6)
Bridgestone Corp. ......... 900 29,336 (11.6)
Coca-Cola Bottlers Japan
Holdings, Inc. .......... 1,500 21,174 (8.4)
Daito Trust Construction Co. Ltd. 2,600 236,509 (93.5)
East Japan Railway Co. ..... 2,700 141,192 (55.8)
ENEOS Holdings, Inc. ...... 102,500 345,864 (136.7)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Japan (continued)
Fujitsu Ltd. .............. 3,000 $ 354,944 (140.3) %
Honda Motor Co. Ltd. ...... 7,900 186,858 (73.8)
Hoshizaki Corp. .......... 2,100 167,704 (66.3)
Kose Corp. ............. 1,200 152,971 (60.5)
Kyocera Corp. ........... 5,200 286,377 (113.2)
Marubeni Corp. ........... 35,900 187,441 (74.1)
MEIJI Holdings Co. Ltd. ..... 700 50,715 (20.0)
MINEBEA MITSUMI, Inc. .... 3,600 65,021 (25.7)
Mitsubishi Chemical Holdings
Corp. ............... 17,600 99,056 (39.1)
Mitsubishi Electric Corp. ..... 53,400 687,733 (271.8)
Mitsubishi Heavy Industries Ltd. 4,700 100,981 (39.9)
Mizuho Financial Group, Inc. .. 7,350 90,493 (35.8)
Nippon Steel Corp. ........ 11,100 107,660 (42.5)
Nissin Foods Holdings Co. Ltd. 1,400 121,225 (47.9)
Nitori Holdings Co. Ltd. ..... 700 143,890 (56.9)
Nitto Denko Corp. ......... 10,600 744,711 (294.3)
NSK Ltd. ............... 2,800 22,417 (8.9)
Ono Pharmaceutical Co. Ltd. . 3,000 85,576 (33.8)
Pola Orbis Holdings, Inc. .... 1,300 25,635 (10.1)
Subaru Corp. ............ 5,900 108,283 (42.8)
Sumitomo Electric Industries
Ltd. ................ 500 5,520 (2.2)
Sumitomo Mitsui Financial
Group, Inc. ........... 6,800 188,237 (74.4)
Suntory Beverage & Food Ltd. 1,600 55,180 (21.8)
Sysmex Corp. ........... 500 46,964 (18.6)
TDK Corp. .............. 2,800 329,282 (130.1)
Terumo Corp. ............ 2,100 77,288 (30.5)
Toray Industries, Inc. ....... 14,300 64,706 (25.6)
Trend Micro, Inc. .......... 100 5,602 (2.2)
West Japan Railway Co. .... 2,700 115,822 (45.8)
Yakult Honsha Co. Ltd. ..... 800 38,714 (15.3)
6,782,610
Jordan
Hikma Pharmaceuticals plc ... 1,180 38,366 (15.2)
Netherlands
ING Groep NV ........... 388 2,658 (1.0)
Koninklijke Ahold Delhaize NV . 11,478 314,678 (124.4)
Koninklijke KPN NV ........ 31,658 85,502 (33.8)
Koninklijke Philips NV ...... 3,343 154,837 (61.2)
557,675
Norway
Telenor ASA ............. 10,160 156,995 (62.0)
Portugal
Galp Energia SGPS SA ..... 13,140 106,712 (42.2)
South Korea
Samsung Electro-Mechanics Co.
Ltd. ................ 455 54,080 (21.4)
Spain
Banco Santander SA ....... 18,960 37,969 (15.0)
Cia de Distribucion Integral
Logista Holdings SA ..... 54 912 (0.4)
Iberdrola SA ............. 11,470 135,433 (53.5)
Repsol SA .............. 35,889 225,314 (89.1)
399,628
Sweden
Investor AB, Class B ....... 4,636 277,877 (109.8)
Lundin Energy AB ......... 9,221 176,276 (69.7)
Sandvik AB ............. 1,152 20,534 (8.1)
Shares Value
% of Basket
Value
Sweden (continued)
Volvo AB, Class B ......... 6,352 $ 123,465 (48.8) %
598,152
Switzerland
Coca-Cola HBC AG ........ 8,534 193,852 (76.6)
Givaudan SA (Registered) ... 4 16,312 (6.4)
Julius Baer Group Ltd. ...... 1,251 55,676 (22.0)
LafargeHolcim Ltd. (Registered) 13,720 588,858 (232.7)
Novartis AG (Registered) .... 3,924 305,768 (120.8)
SGS SA (Registered) ....... 60 149,869 (59.2)
Sonova Holding AG (Registered) 1,443 342,522 (135.4)
STMicroelectronics NV ..... 235 7,168 (2.8)
1,660,025
Taiwan
Asustek Computer, Inc. ..... 4,000 33,984 (13.5)
Chunghwa Telecom Co. Ltd. .. 11,000 41,269 (16.3)
Hon Hai Precision Industry Co.
Ltd. ................ 127,000 344,441 (136.1)
Uni-President Enterprises Corp. 13,000 27,866 (11.0)
447,560
United Kingdom
3i Group plc ............. 12,810 159,993 (63.2)
Associated British Foods plc .. 487 10,710 (4.2)
BAE Systems plc ......... 39,076 200,866 (79.4)
BP plc ................. 60,116 153,337 (60.6)
Bunzl plc ............... 7,280 226,308 (89.4)
Burberry Group plc ........ 3,538 62,137 (24.6)
Compass Group plc ........ 9,410 128,802 (50.9)
DCC plc ............... 140 9,098 (3.6)
Experian plc ............. 3,305 121,075 (47.9)
JD Sports Fashion plc ...... 39,152 376,661 (148.9)
Next plc ................ 398 30,060 (11.9)
Sage Group plc (The) ...... 12,181 100,224 (39.6)
Severn Trent plc .......... 130 4,091 (1.6)
St James's Place plc ....... 2,173 25,326 (10.0)
1,608,688
United States
Abbott Laboratories ........ 1,176 123,609 (48.9)
ABIOMED, Inc. ........... 35 8,816 (3.5)
Adobe, Inc. ............. 1,774 793,155 (313.5)
Advance Auto Parts, Inc. .... 120 17,674 (7.0)
Agilent Technologies, Inc. .... 1,060 108,215 (42.8)
Align Technology, Inc. ...... 621 264,596 (104.6)
Allstate Corp. (The) ........ 981 87,064 (34.4)
Alphabet, Inc., Class C ..... 264 426,751 (168.7)
Ameren Corp. ............ 106 8,599 (3.4)
American Water Works Co., Inc. 1,600 240,816 (95.2)
Ameriprise Financial, Inc. .... 1,994 320,695 (126.7)
Arch Capital Group Ltd. ..... 2,073 62,625 (24.7)
Autodesk, Inc. ........... 1,440 339,178 (134.0)
AutoZone, Inc. ........... 73 82,416 (32.6)
Best Buy Co., Inc. ......... 1,758 196,105 (77.5)
Bio-Rad Laboratories, Inc., Class
A .................. 423 248,056 (98.0)
Cadence Design Systems, Inc. 555 60,700 (24.0)
Capital One Financial Corp. .. 557 40,706 (16.1)
Cintas Corp. ............. 820 257,931 (101.9)
Citizens Financial Group, Inc. . 15,060 410,385 (162.2)
Citrix Systems, Inc. ........ 731 82,800 (32.7)
Colgate-Palmolive Co. ...... 4,360 343,960 (135.9)
ConocoPhillips ........... 3,893 111,418 (44.0)
Cummins, Inc. ........... 131 28,806 (11.4)
Darden Restaurants, Inc. .... 2,448 225,020 (88.9)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States (continued)
DexCom, Inc. ............ 983 $ 314,147 (124.2) %
Dover Corp. ............. 2,606 288,510 (114.0)
DTE Energy Co. .......... 203 25,054 (9.9)
Eaton Corp. plc ........... 406 42,139 (16.7)
Edwards Lifesciences Corp. .. 2,586 185,390 (73.3)
Electronic Arts, Inc. ........ 99 11,863 (4.7)
Emerson Electric Co. ....... 2,810 182,060 (72.0)
Entergy Corp. ............ 1,916 193,938 (76.6)
EOG Resources, Inc. ....... 714 24,447 (9.7)
Equitable Holdings, Inc. ..... 4,469 96,039 (38.0)
Evergy, Inc. ............. 4,516 249,283 (98.5)
Facebook, Inc., Class A ..... 961 252,849 (99.9)
FactSet Research Systems, Inc. 260 79,690 (31.5)
Fair Isaac Corp. .......... 220 86,119 (34.0)
FedEx Corp. ............ 296 76,803 (30.4)
Ferguson plc ............ 2,942 292,202 (115.5)
Fifth Third Bancorp ........ 10,467 243,044 (96.1)
Fortune Brands Home & Security,
Inc. ................. 3,258 263,474 (104.1)
General Motors Co. ........ 3,936 135,910 (53.7)
GoDaddy, Inc., Class A ..... 73 5,164 (2.0)
Hologic, Inc. ............. 1,694 116,581 (46.1)
Home Depot, Inc. (The) ..... 1,336 356,325 (140.8)
Illinois Tool Works, Inc. ...... 1,364 267,180 (105.6)
Incyte Corp. ............. 419 36,302 (14.3)
Intuit, Inc. .............. 921 289,820 (114.5)
James Hardie Industries plc,
CDI ................ 7,428 180,351 (71.3)
Jones Lang LaSalle, Inc. .... 680 76,745 (30.3)
Juniper Networks, Inc. ...... 874 17,235 (6.8)
KeyCorp ............... 5,990 77,750 (30.7)
Knight-Swift Transportation
Holdings, Inc. .......... 3,461 131,483 (52.0)
Loews Corp. ............ 3,220 111,670 (44.1)
Lowe's Cos., Inc. ......... 1,160 183,396 (72.5)
Masco Corp. ............ 4,971 266,446 (105.3)
McDonald's Corp. ......... 560 119,280 (47.1)
Mettler-Toledo International, Inc. 290 289,394 (114.4)
Microsoft Corp. ........... 620 125,531 (49.6)
Mondelez International, Inc.,
Class A .............. 4,140 219,917 (86.9)
Monster Beverage Corp. .... 1,360 104,135 (41.2)
Moody's Corp. ........... 490 128,821 (50.9)
MSCI, Inc. .............. 151 52,826 (20.9)
Nasdaq, Inc. ............ 4,276 517,353 (204.5)
Neurocrine Biosciences, Inc. .. 1,940 191,420 (75.6)
NextEra Energy, Inc. ....... 1,240 90,780 (35.9)
NRG Energy, Inc. ......... 14,188 448,625 (177.3)
O'Reilly Automotive, Inc. .... 370 161,542 (63.8)
Owens Corning ........... 3,983 260,767 (103.1)
Parker-Hannifin Corp. ...... 1,840 383,382 (151.5)
Phillips 66 .............. 774 36,115 (14.3)
Procter & Gamble Co. (The) .. 1,930 264,603 (104.6)
QUALCOMM, Inc. ......... 499 61,557 (24.3)
Robert Half International, Inc. . 4,490 227,598 (89.9)
Rockwell Automation, Inc. .... 2,210 524,035 (207.1)
RPM International, Inc. ..... 5,828 493,457 (195.0)
S&P Global, Inc. .......... 1,465 472,799 (186.9)
SEI Investments Co. ....... 8,000 393,200 (155.4)
Sempra Energy .......... 1,540 193,054 (76.3)
Sherwin-Williams Co. (The) .. 310 213,274 (84.3)
Signature Bank ........... 2,500 201,850 (79.8)
Sirius XM Holdings, Inc. ..... 22,490 128,868 (50.9)
Southern Co. (The) ........ 3,072 176,486 (69.7)
Shares Value
% of Basket
Value
United States (continued)
SS&C Technologies Holdings,
Inc. ................. 583 $ 34,525 (13.6) %
Starbucks Corp. .......... 5,185 450,888 (178.2)
Synopsys, Inc. ........... 270 57,742 (22.8)
Take-Two Interactive Software,
Inc. ................. 666 103,177 (40.8)
Teradyne, Inc. ........... 294 25,828 (10.2)
Texas Instruments, Inc. ..... 222 32,099 (12.7)
Tractor Supply Co. ........ 1,239 165,047 (65.2)
Universal Health Services, Inc.,
Class B .............. 1,020 111,741 (44.2)
US Bancorp ............. 5,196 202,384 (80.0)
VeriSign, Inc. ............ 2,531 482,662 (190.8)
Verizon Communications, Inc. . 6,906 393,573 (155.5)
Vertex Pharmaceuticals, Inc. .. 1,751 364,838 (144.2)
Vistra Corp. ............. 1,890 32,829 (13.0)
Wayfair, Inc., Class A ....... 90 22,323 (8.8)
West Pharmaceutical Services,
Inc. ................. 115 31,288 (12.4)
Workday, Inc., Class A ...... 109 22,903 (9.1)
WW Grainger, Inc. ......... 990 346,520 (136.9)
XPO Logistics, Inc. ........ 917 82,530 (32.6)
Yum! Brands, Inc. ......... 3,981 371,547 (146.8)
19,864,618
Total Reference Entity — Long ............ 42,504,889
Reference Entity — Short
Australia
CSL Ltd. ............... (852) (172,494) 68.2
Fortescue Metals Group Ltd. .. (9,754) (119,326) 47.2
Insurance Australia Group Ltd. (10,230) (34,339) 13.6
National Australia Bank Ltd. .. (19,072) (249,519) 98.6
Newcrest Mining Ltd. ....... (1,350) (27,996) 11.1
Sydney Airport ........... (144,866) (555,428) 219.5
(1,159,102)
Austria
Erste Group Bank AG ...... (2,720) (55,911) 22.1
voestalpine AG ........... (1,006) (27,974) 11.1
(83,885)
Belgium
Anheuser-Busch InBev SA/NV (4,948) (255,941) 101.1
Umicore SA ............. (3,416) (131,691) 52.0
(387,632)
Bermuda
RenaissanceRe Holdings Ltd. . (1,050) (169,806) 67.1
Canada
Alimentation Couche-Tard, Inc.,
Class B .............. (1,031) (31,751) 12.6
Bank of Montreal ......... (1,971) (117,361) 46.4
Brookfield Asset Management,
Inc., Class A ........... (767) (22,792) 9.0
Canadian Imperial Bank of
Commerce ........... (297) (22,154) 8.8
Canadian National Railway Co. (2,930) (291,065) 115.0
Canadian Natural Resources
Ltd. ................ (1,740) (27,687) 10.9
Canadian Utilities Ltd., Class A (3,435) (80,287) 31.7
CGI, Inc. ............... (9,970) (618,644) 244.5
Dollarama, Inc. ........... (3,010) (103,654) 41.0
Emera, Inc. ............. (3,590) (143,217) 56.6
Intact Financial Corp. ....... (2,133) (220,328) 87.1

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Canada (continued)
Metro, Inc. .............. (2,730) $ (127,351) 50.3%
Power Corp. of Canada ..... (5,796) (110,369) 43.6
Shaw Communications, Inc.,
Class B .............. (10,130) (166,895) 66.0
Toronto-Dominion Bank (The) . (5,920) (261,186) 103.2
(2,344,741)
Denmark
H Lundbeck A/S .......... (1,910) (53,846) 21.3
Vestas Wind Systems A/S ... (388) (66,567) 26.3
(120,413)
Finland
Kone OYJ, Class B ........ (1,981) (157,713) 62.3
France
Aeroports de Paris ........ (1,132) (110,775) 43.8
Airbus SE .............. (1,030) (75,361) 29.8
Arkema SA ............. (917) (89,811) 35.5
AXA SA ................ (12,229) (196,389) 77.6
Bouygues SA ............ (6,930) (227,258) 89.8
Capgemini SE ........... (400) (46,187) 18.3
Danone SA ............. (453) (25,126) 9.9
Eiffage SA .............. (423) (30,700) 12.1
Getlink SE .............. (5,460) (73,438) 29.0
Ingenico Group SA ........ (1,378) (198,123) 78.3
Kering SA .............. (80) (48,345) 19.1
L'Oreal SA .............. (2,435) (786,957) 311.0
LVMH Moet Hennessy Louis
Vuitton SE ............ (955) (447,654) 176.9
Orpea ................. (2,644) (264,094) 104.4
Valeo SA ............... (4,560) (137,946) 54.5
Vinci SA ............... (1,906) (150,546) 59.5
Worldline SA ............ (3,231) (239,309) 94.6
(3,148,019)
Germany
adidas AG .............. (560) (166,379) 65.8
Bayerische Motoren Werke AG (335) (22,893) 9.1
Beiersdorf AG ............ (1,170) (122,510) 48.4
Carl Zeiss Meditec AG ...... (1,470) (189,939) 75.1
Deutsche Wohnen SE ...... (1,850) (93,375) 36.9
MTU Aero Engines AG ...... (746) (127,507) 50.4
Porsche Automobil Holding SE
(Preference) .......... (470) (25,179) 10.0
Siemens Healthineers AG .... (2,600) (111,615) 44.1
Uniper SE .............. (11,104) (331,670) 131.1
(1,191,067)
Italy
Davide Campari-Milano NV .. (4,090) (42,746) 16.9
Infrastrutture Wireless Italiane
SpA ................ (11,190) (120,870) 47.8
Nexi SpA ............... (5,923) (91,179) 36.0
(254,795)
Japan
Chubu Electric Power Co., Inc. (19,900) (222,916) 88.1
Dai-ichi Life Holdings, Inc. ... (7,400) (110,522) 43.7
Daikin Industries Ltd. ....... (2,500) (467,833) 184.9
Daiwa House Industry Co. Ltd. (9,900) (260,120) 102.8
Dentsu Group, Inc. ........ (2,400) (69,187) 27.3
Disco Corp. ............. (100) (26,991) 10.7
FUJIFILM Holdings Corp. .... (3,300) (168,275) 66.5
Hitachi Construction Machinery
Co. Ltd. .............. (300) (7,399) 2.9
Idemitsu Kosan Co. Ltd. ..... (14,600) (295,270) 116.7
Shares Value
% of Basket
Value
Japan (continued)
Isuzu Motors Ltd. ......... (4,600) $ (37,322) 14.8%
Japan Airlines Co. Ltd. ...... (800) (13,973) 5.5
Japan Post Holdings Co. Ltd. . (28,000) (192,121) 75.9
Japan Tobacco, Inc. ....... (11,700) (220,278) 87.1
Kintetsu Group Holdings Co.
Ltd. ................ (11,100) (443,506) 175.3
Kirin Holdings Co. Ltd. ...... (13,100) (236,172) 93.3
Komatsu Ltd. ............ (8,000) (180,364) 71.3
Kubota Corp. ............ (13,300) (231,128) 91.3
M3, Inc. ................ (800) (54,029) 21.4
Mitsubishi UFJ Financial Group,
Inc. ................. (9,700) (38,236) 15.1
Mitsui & Co. Ltd. .......... (7,500) (117,476) 46.4
Mitsui Fudosan Co. Ltd. ..... (8,800) (149,843) 59.2
Murata Manufacturing Co. Ltd. (500) (35,064) 13.9
Nippon Paint Holdings Co. Ltd. (500) (45,040) 17.8
Nomura Research Institute Ltd. (9,400) (277,088) 109.5
Obic Co. Ltd. ............ (1,900) (336,382) 132.9
Odakyu Electric Railway Co. Ltd. (1,000) (24,132) 9.5
Omron Corp. ............ (1,900) (137,191) 54.2
Oriental Land Co. Ltd. ...... (400) (55,991) 22.1
Otsuka Corp. ............ (2,800) (128,665) 50.9
Pan Pacific International
Holdings Corp. ......... (5,300) (112,458) 44.4
Secom Co. Ltd. ........... (400) (33,792) 13.4
Shiseido Co. Ltd. ......... (3,400) (210,484) 83.2
Sompo Holdings, Inc. ...... (1,700) (63,471) 25.1
Sumitomo Corp. .......... (10,400) (113,782) 45.0
Sumitomo Realty & Development
Co. Ltd. .............. (8,600) (230,130) 91.0
Suzuki Motor Corp. ........ (2,100) (90,190) 35.6
T&D Holdings, Inc. ........ (10,900) (108,935) 43.1
Takeda Pharmaceutical Co. Ltd. (9,100) (281,214) 111.1
Tokyo Electric Power Co.
Holdings, Inc. .......... (81,100) (209,268) 82.7
Tokyo Gas Co. Ltd. ........ (1,900) (43,053) 17.0
Toyota Motor Corp. ........ (5,000) (328,235) 129.7
(6,407,526)
Netherlands
ABN AMRO Bank NV, CVA ... (14,710) (120,832) 47.8
Aegon NV .............. (32,933) (88,590) 35.0
ASML Holding NV ......... (82) (29,668) 11.7
Heineken NV ............ (2,600) (230,146) 91.0
(469,236)
Spain
Cia de Distribucion Integral
Logista Holdings SA ..... (54) (912) 0.4
Enagas SA ............. (9,510) (205,262) 81.1
Ferrovial SA ............. (6,600) (142,940) 56.5
(349,114)
Sweden
ICA Gruppen AB .......... (1,470) (69,587) 27.5
L E Lundbergforetagen AB, Class
B .................. (484) (21,754) 8.6
Svenska Cellulosa AB SCA,
Class B .............. (4,520) (61,140) 24.2
Svenska Handelsbanken AB,
Class A .............. (786) (6,369) 2.5
Swedbank AB, Class A ...... (8,728) (136,642) 54.0
Telefonaktiebolaget LM Ericsson,
Class B .............. (3,674) (41,018) 16.2

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
Sweden (continued)
Telia Co. AB ............. (54,844) $ (209,841) 82.9%
(546,351)
Switzerland
ABB Ltd. (Registered) ...... (7,172) (174,029) 68.8
Barry Callebaut AG (Registered) (79) (163,107) 64.5
Chocoladefabriken Lindt &
Spruengli AG .......... (79) (626,349) 247.5
Cie Financiere Richemont SA . (1,972) (123,257) 48.7
Clariant AG (Registered) .... (11,538) (197,943) 78.2
Schindler Holding AG ...... (903) (231,317) 91.4
Schindler Holding AG
(Registered) ........... (96) (24,676) 9.7
Sika AG (Registered) ....... (473) (116,360) 46.0
Swiss Re AG ............ (6,270) (449,939) 177.8
Temenos AG (Registered) ... (1,070) (114,995) 45.4
Vifor Pharma AG .......... (835) (93,976) 37.1
(2,315,948)
Taiwan
Formosa Chemicals & Fibre
Corp. ............... (12,000) (28,902) 11.4
Taiwan Cement Corp. ...... (36,000) (51,090) 20.2
(79,992)
United Kingdom
AstraZeneca plc .......... (830) (83,337) 32.9
Auto Trader Group plc ...... (13,400) (100,747) 39.8
Barratt Developments plc .... (21,129) (132,069) 52.2
British American Tobacco plc . (8,020) (254,197) 100.5
CNH Industrial NV ......... (17,830) (138,248) 54.6
HSBC Holdings plc ........ (82,161) (344,303) 136.1
Informa plc .............. (35,980) (195,214) 77.2
London Stock Exchange Group
plc ................. (1,228) (132,376) 52.3
Melrose Industries plc ...... (24,591) (38,147) 15.1
National Grid plc .......... (27,395) (325,877) 128.8
Royal Bank of Scotland Group
plc ................. (76,923) (124,027) 49.0
Smiths Group plc ......... (18,772) (323,442) 127.8
Spirax-Sarco Engineering plc . (938) (137,130) 54.2
Standard Chartered plc ..... (9,956) (45,497) 18.0
Tesco plc ............... (194,857) (518,621) 205.0
Whitbread plc ............ (13,114) (365,130) 144.3
Wm Morrison Supermarkets plc (73,530) (155,213) 61.3
(3,413,575)
United States
3M Co. ................ (1,385) (221,545) 87.6
Alleghany Corp. .......... (42) (22,971) 9.1
AmerisourceBergen Corp. ... (1,170) (112,402) 44.4
Amgen, Inc. ............. (525) (113,893) 45.0
Analog Devices, Inc. ....... (893) (105,847) 41.8
ANSYS, Inc. ............. (96) (29,220) 11.5
Anthem, Inc. ............ (450) (122,760) 48.5
Apple, Inc. .............. (1,869) (203,459) 80.4
Archer-Daniels-Midland Co. .. (1,283) (59,326) 23.4
Ball Corp. .............. (4,573) (406,997) 160.9
Baxter International, Inc. .... (1,260) (97,738) 38.6
Becton Dickinson and Co. ... (482) (111,405) 44.0
BioMarin Pharmaceutical, Inc. . (2,243) (166,946) 66.0
Black Knight, Inc. ......... (779) (68,513) 27.1
Blackstone Group, Inc. (The),
Class A .............. (432) (21,781) 8.6
Boeing Co. (The) ......... (1,897) (273,908) 108.3
BorgWarner, Inc. .......... (4,327) (151,358) 59.8
Shares Value
% of Basket
Value
United States (continued)
Boston Scientific Corp. ...... (5,265) $ (180,432) 71.3%
Broadcom, Inc. ........... (977) (341,589) 135.0
Broadridge Financial Solutions,
Inc. ................. (2,360) (324,736) 128.3
Cabot Oil & Gas Corp. ...... (10,020) (178,256) 70.4
CarMax, Inc. ............ (3,150) (272,286) 107.6
Caterpillar, Inc. ........... (3,576) (561,611) 222.0
CDW Corp. ............. (462) (56,641) 22.4
Centene Corp. ........... (431) (25,472) 10.1
CenturyLink, Inc. .......... (3,110) (26,808) 10.6
Cheniere Energy, Inc. ...... (3,360) (160,843) 63.6
Chevron Corp. ........... (2,886) (200,577) 79.3
Cincinnati Financial Corp. .... (1,010) (71,447) 28.2
Coca-Cola Co. (The) ....... (6,941) (333,584) 131.8
Consolidated Edison, Inc. .... (530) (41,600) 16.4
Cooper Cos., Inc. (The) ..... (110) (35,095) 13.9
CoStar Group, Inc. ........ (730) (601,235) 237.6
Coupa Software, Inc. ....... (337) (90,215) 35.7
Diamondback Energy, Inc. ... (830) (21,547) 8.5
Discovery, Inc., Class A ..... (5,580) (104,530) 41.3
Dominion Energy, Inc. ...... (3,118) (250,500) 99.0
DuPont de Nemours, Inc. .... (4,744) (269,839) 106.6
Eastman Chemical Co. ..... (2,497) (201,857) 79.8
EPAM Systems, Inc. ....... (430) (132,849) 52.5
Essential Utilities, Inc. ...... (7,301) (300,801) 118.9
Everest Re Group Ltd. ...... (190) (37,445) 14.8
Eversource Energy ........ (510) (44,508) 17.6
Fidelity National Information
Services, Inc. .......... (267) (33,266) 13.1
FirstEnergy Corp. ......... (2,287) (67,970) 26.9
Fortive Corp. ............ (503) (30,985) 12.2
Gartner, Inc. ............. (2,811) (337,601) 133.4
Genuine Parts Co. ........ (854) (77,227) 30.5
Globe Life, Inc. ........... (206) (16,705) 6.6
Guidewire Software, Inc. .... (5,774) (554,939) 219.3
Halliburton Co. ........... (13,533) (163,208) 64.5
Henry Schein, Inc. ......... (2,680) (170,394) 67.3
Hess Corp. ............. (660) (24,565) 9.7
Honeywell International, Inc. .. (4,265) (703,512) 278.0
Hormel Foods Corp. ....... (10,868) (529,163) 209.1
Howmet Aerospace, Inc. .... (1,043) (17,992) 7.1
IDEX Corp. ............. (245) (41,746) 16.5
Ingersoll Rand, Inc. ........ (18,630) (650,932) 257.3
International Business Machines
Corp. ............... (2,301) (256,930) 101.5
Intuitive Surgical, Inc. ...... (178) (118,740) 46.9
Jacobs Engineering Group, Inc. (5,624) (534,280) 211.2
Kellogg Co. ............. (2,440) (153,452) 60.6
Keurig Dr Pepper, Inc. ...... (1,050) (28,245) 11.2
Kimberly-Clark Corp. ....... (1,574) (208,697) 82.5
KKR & Co., Inc. .......... (1,312) (44,805) 17.7
KLA Corp. .............. (130) (25,633) 10.1
Kraft Heinz Co. (The) ....... (6,891) (210,796) 83.3
Laboratory Corp. of America
Holdings ............. (1,650) (329,621) 130.3
Las Vegas Sands Corp. ..... (5,805) (278,988) 110.3
Lear Corp. .............. (798) (96,406) 38.1
Lincoln National Corp. ...... (1,417) (49,737) 19.7
Marriott International, Inc., Class
A .................. (1,863) (173,035) 68.4
Martin Marietta Materials, Inc. . (916) (243,977) 96.4
McCormick & Co., Inc. (Non-
Voting) .............. (713) (128,704) 50.9
Microchip Technology, Inc. ... (1,930) (202,804) 80.2

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States (continued)
Molson Coors Beverage Co.,
Class B .............. (2,627) $ (92,628) 36.6%
Newmont Corp. .......... (419) (26,330) 10.4
Norfolk Southern Corp. ..... (1,808) (378,089) 149.4
Northern Trust Corp. ....... (790) (61,833) 24.4
NortonLifeLock, Inc. ....... (9,370) (192,741) 76.2
Nucor Corp. ............. (1,880) (89,789) 35.5
ONEOK, Inc. ............ (3,680) (106,720) 42.2
Packaging Corp. of America .. (1,245) (142,540) 56.3
Pfizer, Inc. .............. (3,800) (134,824) 53.3
Pinnacle West Capital Corp. .. (1,830) (149,273) 59.0
Progressive Corp. (The) ..... (1,898) (174,426) 68.9
Public Service Enterprise Group,
Inc. ................. (910) (52,916) 20.9
Quest Diagnostics, Inc. ..... (3,184) (388,894) 153.7
Raymond James Financial, Inc. (1,555) (118,864) 47.0
ResMed, Inc. ............ (462) (88,676) 35.0
Roper Technologies, Inc. .... (795) (295,215) 116.7
Ross Stores, Inc. ......... (2,230) (189,929) 75.1
salesforce.com, Inc. ....... (570) (132,394) 52.3
State Street Corp. ......... (1,062) (62,552) 24.7
Teladoc, Inc. ............ (103) (20,235) 8.0
Teleflex, Inc. ............. (350) (111,380) 44.0
Tiffany & Co. ............ (2,500) (327,100) 129.3
Shares Value
% of Basket
Value
United States (continued)
T-Mobile US, Inc. ......... (4,170) $ (456,907) 180.6%
Travelers Cos., Inc. (The) .... (235) (28,367) 11.2
Tyler Technologies, Inc. ..... (160) (61,501) 24.3
Tyson Foods, Inc., Class A ... (1,508) (86,303) 34.1
Vail Resorts, Inc. .......... (690) (160,108) 63.3
Verisk Analytics, Inc. ....... (257) (45,738) 18.1
VF Corp. ............... (5,360) (360,192) 142.4
ViacomCBS, Inc. .......... (14,511) (414,579) 163.8
Voya Financial, Inc. ........ (3,060) (146,666) 58.0
Vulcan Materials Co. ....... (1,247) (180,615) 71.4
Walt Disney Co. (The) ...... (1,055) (127,919) 50.6
Waste Connections, Inc. ..... (324) (32,180) 12.7
Waste Management, Inc. .... (1,070) (115,464) 45.6
Wells Fargo & Co. ......... (1,336) (28,657) 11.3
Western Union Co. (The) .... (8,480) (164,851) 65.2
Williams Cos., Inc. (The) .... (4,460) (85,587) 33.8
Wynn Resorts Ltd. ........ (2,261) (163,764) 64.7
Xcel Energy, Inc. .......... (230) (16,107) 6.4
Xilinx, Inc. .............. (902) (107,058) 42.3
Zoetis, Inc. .............. (2,382) (377,666) 149.3
(20,159,004)
Total Reference Entity — Short ............ (42,757,919)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (253,030)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month LIBOR ....................................... London Interbank Offered Rate 0.22%
Glossary of Terms Used in this Report
Currency
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
TWD Taiwan New Dollar
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
FDR Fiduciary Depositary Receipt
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RBOB Reformulated Gasoline Blend Stock for Oxygen Blending
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
WTI West Texas Intermediate

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks ......................................... $ 258 $ — $ — $ 258
Foreign Government Obligations .............................. — 10,555,617 — 10,555,617
U.S. Treasury Obligations ................................... — 10,129,795 — 10,129,795
Short-Term Securities:
Money Market Funds ...................................... 6,188,713 — — 6,188,713
U.S. Treasury Obligations ................................... — 147,900,299 — 147,900,299
Options Purchased:
Interest rate contracts ...................................... — 115,178 — 115,178
$ 6,188,971 $ 168,700,889 $ — $ 174,889,860
Derivative Financial Instruments
(a)
Assets:
Commodity contracts ....................................... $ 353,716 $ — $ — $ 353,716
Credit contracts ........................................... — 5,672 — 5,672
Equity contracts ........................................... 1,270,268 658,135 — 1,928,403
Foreign currency exchange contracts ............................ — 6,298,564 — 6,298,564
Interest rate contracts ....................................... 1,521,290 — — 1,521,290
Liabilities:
Commodity contracts ....................................... (1,640,077) — — (1,640,077)
Credit contracts ........................................... — (78,343) — (78,343)
Equity contracts ........................................... (2,051,223) (2,573,378) — (4,624,601)
Foreign currency exchange contracts ............................ — (4,851,991) — (4,851,991)
Interest rate contracts ....................................... (1,920,003) — — (1,920,003)
$ (2,466,029) $ (541,341) $ — $ (3,007,370)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.